UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06017
Artio Global Equity Fund Inc.

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)
Anthony Williams, President, 330 Madison Avenue, New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 297-3600
Date of fiscal year end: 10/31/2010
Date of reporting period: 04/30/2010

Item 1. Reports to Stockholders.

Semi-Annual Report
Artio Global Funds
Artio Global Equity Fund Inc.
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
April 30, 2010

Shareholder Expenses	1

Portfolio of Investments:
Artio Global Equity Fund Inc.	5
Artio International Equity Fund	16
Artio International Equity Fund II	38
Artio Total Return Bond Fund	55
Artio Global High Income Fund	76
Artio U.S. Microcap Fund	97
Artio U.S. Smallcap Fund	102
Artio U.S. Midcap Fund	107
Artio U.S. Multicap Fund	112

Statement of Assets and Liabilities	117

Statement of Operations	122

Statement of Changes in Net Assets	127

Financial Highlights	136

Notes to Financial Statements	154

Investment Advisory Agreements	207

Additional Information Page	209

(This page intentionally left blank.)

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Artio Global Equity Fund Inc. or a shareholder of Artio Global Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,122.50	1.40%	$7.37
Hypothetical	1,000.00	1,017.90	1.40	7.00

Artio Global Funds ï 2010 Semi-Annual Report	1

Global Equity Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,123.70	1.15%	$6.06
Hypothetical	1,000.00	1,019.10	1.15	5.76

International Equity Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,058.60	1.27%	$6.48
Hypothetical	1,000.00	1,018.50	1.27	6.36

International Equity Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,060.10	1.01%	$5.16
Hypothetical	1,000.00	1,019.80	1.01	5.06

International Equity Fund II Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,049.70	1.27%	$6.45
Hypothetical	1,000.00	1,018.50	1.27	6.36

International Equity Fund II Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,051.50	1.03%	$5.24
Hypothetical	1,000.00	1,019.70	1.03	5.16

Total Return Bond Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,035.00	0.69%	$3.48
Hypothetical	1,000.00	1,021.40	0.69	3.46

Total Return Bond Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,036.20	0.44%	$2.22
Hypothetical	1,000.00	1,022.60	0.44	2.21

2	Artio Global Funds ï 2010 Semi-Annual Report

Global High Income Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,105.30	1.00%	$5.22
Hypothetical	1,000.00	1,019.80	1.00	5.01

Global High Income Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,107.10	0.75%	$3.92
Hypothetical	1,000.00	1,021.10	0.75	3.76

U.S. Microcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,351.90	1.80%	$10.50
Hypothetical	1,000.00	1,015.90	1.80	9.00

U.S. Microcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,352.30	1.50%	$8.75
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,263.00	1.50%	$8.42
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,265.30	1.20%	$6.74
Hypothetical	1,000.00	1,018.80	1.20	6.01

U.S. Midcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,212.00	1.35%	$7.40
Hypothetical	1,000.00	1,018.10	1.35	6.76

Artio Global Funds ï 2010 Semi-Annual Report	3

U.S. Midcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,215.10	1.05%	$5.77
Hypothetical	1,000.00	1,019.60	1.05	5.26

U.S. Multicap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,182.40	1.30%	$7.03
Hypothetical	1,000.00	1,018.30	1.30	6.51

U.S. Multicap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/09	Value 04/30/10	Expense Ratio	during Period
Actual	$1,000.00	$1,184.30	1.00%	$5.42
Hypothetical	1,000.00	1,019.80	1.00	5.01

4	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—91.1%
		United States—44.4%
4,050		3M Co	$359,113
5,140		Accenture PLC-Class A	224,310
12,690		Aecom Technology (1)	381,588
8,750		Alpha Natural Resources (1)	411,950
3,860		Amazon.com Inc (1)	529,052
8,200		Amgen Inc (1)	470,352
3,670		Apache Corp	373,459
9,210		Apple Inc (1)	2,404,915
16,650		Archer-Daniels-Midland Co	465,201
4,370		Ashland Inc	260,277
83,020		Bank of America	1,480,247
5,860		Baxter International	276,709
4,670		Becton Dickinson	356,648
16,310		CareFusion Corp (1)	449,830
4,668		Celgene Corp (1)	289,183
3,210		Cephalon Inc (1)	206,082
7,440		Chevron Corp	605,914
28,970		Cisco Systems (1)	779,872
191,540		Citigroup Inc (1)	837,030
8,890		Coach Inc	371,157
12,390		Coca-Cola Enterprises	343,575
9,520		Coinstar Inc (1)	422,307
2,900		Colgate-Palmolive Co	243,890
5,820		ConocoPhillips	344,486
45,680		Corning Inc	879,340
7,740		Crane Co	278,176
18,690		CVS Caremark	690,222
26,740		Dana Holding (1)	357,246
21,870		Dean Foods (1)	343,359
10,050		Dr. Pepper Snapple	328,936
22,410		Eli Lilly	783,678
5,480		Freeport-McMoRan Copper & Gold	413,904
8,080		General Cable (1)	230,846
2,210		Goldman Sachs	320,892
764		Google Inc-Class A (1)	401,436
11,670		Hartford Financial Services	333,412
5,560		Hasbro Inc	213,282
6,880		Herbalife Ltd	331,960
14,310		Hershey Co	672,713

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		United States—Continued

5,420		Hess Corp	$344,441
6,740		Ingersoll-Rand PLC	249,245
36,040		Integrated Device Technology (1)	238,224
4,510		Itron Inc (1)	359,041
21,500		Johnson & Johnson	1,382,450
4,590		Joy Global	260,758
13,780		JPMorgan Chase	586,752
7,030		Kansas City Southern (1)	285,067
2,800		Lear Corp (1)	227,304
7,050		Lincoln National	215,660
1,010		MasterCard Inc-Class A	250,520
15,360		McDermott International (1)	421,018
47,810		Microsoft Corp	1,460,117
3,880		Mosaic Co	198,423
10,410		Myriad Genetics (1)	249,944
5,200		National-Oilwell Varco	228,956
35,220		NCR Corp (1)	463,495
8,560		NetApp Inc (1)	296,775
5,110		Newmont Mining	286,569
3,690		NIKE Inc-Class B	280,108
8,410		Nordstrom Inc	347,585
8,600		Norfolk Southern	510,238
3,990		Occidental Petroleum	353,753
5,620		PACCAR Inc	261,442
8,650		Pactiv Corp (1)	219,797
7,300		Pride International (1)	221,409
7,788		Procter & Gamble	484,102
36,460		QUALCOMM Inc	1,412,460
22,090		Quanta Services (1)	444,672
4,440		Schlumberger Ltd	317,105
20,700		Seagate Technology (1)	380,259
12,570		St Joe (1)	415,313
9,530		State Street	414,555
5,910		Sybase Inc (1)	256,376
11,520		Textron Inc	263,117
9,170		Tyco Electronics	294,540
11,020		UAL Corp (1)	237,812
7,494		Union Pacific	566,996
4,220		United Parcel Service-Class B	291,771

See Notes to Financial Statements

6	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		United States—Continued

12,210		UnitedHealth Group	$370,085
10,510		Urban Outfitters (1)	394,230
4,750		Walter Energy	383,847
16,780		Wells Fargo	555,586
2,810		Whirlpool Corp	305,925
15,600		Yahoo! Inc (1)	257,868

			37,712,259

		Japan—5.8%
12,500		Asahi Breweries (2)	224,832
30,000		Asahi Glass (2)	354,499
2,400		East Japan Railway (2)	160,173
3,050		Fanuc Ltd (2)	360,494
6,900		Honda Motor (2)	232,967
19,800		Kirin Holdings (2)	284,075
15,680		Komatsu Ltd (2)	316,197
2,940		Kyocera Corp (2)	288,940
94,600		Mitsubishi UFJ Financial (2)	491,804
4,830		Nidec Corp (2)	500,106
1,400		Nintendo Co (2)	470,151
5,600		Sony Corp (2)	191,283
7,500		Sumitomo Mitsui Financial (2)	247,238
13,900		Suzuki Motor (2)	293,202
5,400		Unicharm Corp (2)	523,884

			4,939,845

		Switzerland—4.6%
8,719		ABB Ltd (1)(2)	167,508
6,840		Credit Suisse (2)	312,370
4,520		Holcim Ltd (1)(2)	338,360
22,732		Nestle SA (2)	1,107,520
11,810		Nobel Biocare (2)	258,987
7,464		Novartis AG (2)	380,169
3,040		Roche Holding (2)	479,292
1,280		Swatch Group (2)	376,662
6,990		Swiss Reinsurance (2)	304,193
910		Zurich Financial Services (2)	202,541

			3,927,602

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		United Kingdom—4.5%
66,820		Barclays PLC (2)	$342,253
12,780		BG Group (2)	214,655
40,680		Cairn Energy (1)(2)	248,454
26,400		Compass Group (2)	215,571
14,920		Diageo PLC (2)	254,542
432,226		Lloyds Banking (1)(2)	432,406
12,850		Petropavlovsk PLC (2)	230,691
9,600		Reckitt Benckiser (2)	498,434
46,820		Rolls-Royce Group (1)(2)	413,643
1,690,200		Rolls-Royce Group-C Shares (1)(4)	2,587
384,940		Royal Bank of Scotland (1)(2)	316,317
39,210		Xstrata PLC (2)	649,564

			3,819,117

		Australia—3.3%
36,230		BHP Billiton (2)	1,331,511
8,250		Newcrest Mining (2)	249,513
18,961		Rio Tinto (2)	1,240,933

			2,821,957

		Canada—2.9%
10,090		Barrick Gold	441,316
7,650		Canadian Pacific Railway	452,270
9,000		Goldcorp Inc	389,070
3,480		Potash Corp of Saskatchewan	385,605
13,090		Silver Wheaton (1)	255,517
15,073		Suncor Energy	517,142

			2,440,920

		Germany—2.8%
2,830		Allianz SE (2)	324,450
4,190		Daimler AG (1)(2)	215,918
7,990		Fraport AG (2)	413,495
3,810		Fresenius SE (2)	271,202
3,580		HeidelbergCement AG (2)	222,229
4,880		MAN SE (2)	461,451
4,400		Siemens AG (2)	434,408

			2,343,153

		South Korea—2.6%
12,200		Hankook Tire (2)	272,736

See Notes to Financial Statements

8	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		South Korea—Continued

11,380		Hyundai Motor (2)	$1,390,797
720		Samsung Electronics (2)	544,548

			2,208,081

		France—2.6%
6,386		BNP Paribas (2)	438,323
6,030		Danone SA (2)	355,433
2,150		Iliad SA (2)	214,471
1,390		LVMH (2)	158,689
6,050		Sanofi-Aventis SA (2)	413,704
1,470		Schneider Electric (2)	167,694
3,240		Technip SA (2)	258,571
2,910		Vinci SA (2)	162,755

			2,169,640

		China—2.5%
268,000		Beijing Capital International Airport-Class H (1)(2)	161,343
81,000		China Mengniu Dairy (1)(2)	241,578
51,097		China Merchants Holdings International (2)	177,226
122,000		China Resources Enterprise (2)	428,514
71,000		China Yurun Food (2)	216,038
911,519		GOME Electrical Appliances (1)(2)	291,801
29,500		Hengan International (2)	225,853
92,800		Sinopharm Group-Class H (2)	417,986

			2,160,339

		Russia—2.3%
5,870		Evraz Group Sponsored GDR (1)(2)	212,983
1,392,840		IDGC Holding (1)(2)	218,574
11,483		Magnit OJSC Sponsored GDR (2)	214,056
13,650		MMC Norilsk Nickel Sponsored ADR (1)	262,080
2,840		NovaTek OAO Sponsored GDR (2)	214,473
209,530		Sberbank of Russian Federation (2)	564,153
6,490		X 5 Retail Sponsored GDR (1)(2)	230,301

			1,916,620

		South Africa—2.1%
8,860		AngloGold Ashanti (2)	373,253
32,840		Aspen Pharmacare (1)(2)	370,627
7,770		Impala Platinum (2)	219,691
17,610		Massmart Holdings (2)	263,147

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		South Africa—Continued

24,770		Shoprite Holdings (2)	$265,053
16,830		Standard Bank (2)	261,909

			1,753,680

		Netherlands—1.5%
8,110		Heineken NV (2)	375,943
31,600		ING Groep Dutch Certificate (1)(2)	282,481
5,700		TNT NV (2)	174,739
13,130		Unilever NV Dutch Certificate (2)	400,721

			1,233,884

		Norway—1.1%
21,940		DnB NOR (2)	257,908
28,400		Statoil ASA (2)	684,871

			942,779

		Austria—1.0%
19,290		Erste Group Bank (2)	860,364

		Denmark—0.8%
36		AP Moller-Maersk-Class B (2)	298,249
4,460		Novo Nordisk-Class B (2)	363,800

			662,049

		Mexico—0.7%
23,570		Cemex Sponsored ADR (1)	280,012
54,340		Fomento Economico Mexicano (Unit)	258,744
23,610		Grupo Comercial Chedraui (1)	69,299

			608,055

		Brazil—0.7%
27,640		All America Latina Logistica (Unit)	252,645
24,680		Hypermarcas SA (1)	342,233

			594,878

		Poland—0.7%
4,280		Bank Pekao (1)(2)	243,103
21,440		PKO Bank Polski (2)	307,953

			551,056

		Finland—0.5%
30,540		UPM-Kymmene Oyj (2)	440,331

See Notes to Financial Statements

10	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		India—0.5%
31,396		Tata Steel (2)	$436,446

		Sweden—0.4%
30,590		Volvo AB-Class B (1)(2)	378,337

		Czech Republic—0.4%
1,804		Komercni Banka (2)	372,122

		Hong Kong—0.4%
210,720		Sands China (1)(2)	341,427

		Belgium—0.3%
6,430		KBC Groep (1)(2)	290,732

		Indonesia—0.3%
1,186,000		Adaro Energy (2)	284,331

		Greece—0.3%
9,950		Coca-Cola Hellenic Bottling (2)	269,256

		Italy—0.3%
6,590		Saipem SpA (2)	246,870

		Israel—0.3%
4,180		Teva Pharmaceutical Industries Sponsored ADR	245,491

		Hungary—0.3%
6,270		OTP Bank (1)(2)	221,315

		Taiwan—0.2%
18,537		Taiwan Semiconductor Manufacturing Sponsored ADR	196,307

		TOTAL COMMON STOCKS (Cost $70,581,365)	77,389,243

EQUITY LINKED NOTES—3.5%
		India—1.8%
80,590		Ambuja Cements, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	219,890
7,871		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	225,022
1,439		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	80,734
2,749		Bharat Heavy Electricals, Issued by CLSA, Expires 07/20/2010 (9)	154,439
12,508		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	268,357
8,584		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	312,543

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
EQUITY LINKED NOTES—Continued
		India—Continued

12,318		Tata Motors, Issued by Citigroup, Expires 10/24/2012 (9)	$241,962

			1,502,947

		Taiwan—0.9%
84,124		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	398,622
21,000		HTC Corp, Issued by Citigroup, Expires 01/20/2015	282,975
3,035		MediaTek Inc, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	51,715

			733,312

		United States—0.8%
42,350		Bank of America, Issued by Bank of America, Expires 10/28/2018	160,083
46,550		Ford Motor, Issued by Ford Motor, Expires 01/01/2013 (1)	242,991
20,744		JPMorgan Chase, Issued by JP Morgan Chase & Co, Expires 10/28/2018	288,134

			691,208

		TOTAL EQUITY LINKED NOTES (Cost $2,531,122)	2,927,467

EXCHANGE-TRADED FUNDS—2.6%
		United States—1.6%
21,940		iPATH S&P 500 VIX Short-Term Futures ETN (1)	464,689
7,520		iShares COMEX Gold Trust (1)	867,958

			1,332,647

		Multinational—1.0%
7,670		SPDR Gold Trust (1)	884,965

		TOTAL EXCHANGE-TRADED FUNDS (Cost $2,150,342)	2,217,612

PREFERRED STOCKS—0.3%
		Brazil—0.3%
6,660		Cia Brasileira de Distribuicao Grupo-Class A 1.010%	228,843

See Notes to Financial Statements

12	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
PREFERRED STOCKS—Continued

	Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)		$127

	TOTAL PREFERRED STOCKS (Cost $229,038)		228,970

RIGHTS—0.0%
	Brazil—0.0%
29	Cia Brasileira de Distribuicao Grupo Expires 06/02/2010 (1) (Cost $—)		—

Face
Value	Currency
REPURCHASE AGREEMENT—1.9%
	United States—1.9%
1,638,968	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010 with a maturity value of $1,638,969 and an effective yield of 0.01% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000% maturity of 09/25/2039 and an aggregate fair value of $1,674,280. (Cost $1,638,968)	1,638,968

		TOTAL INVESTMENTS—99.4% (Cost $77,130,835)	84,402,260
		OTHER ASSETS AND LIABILITIES—0.6%	507,296

		TOTAL NET ASSETS—100.0%	$84,909,556

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $77,349,911.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	13

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
06/16/10	Credit Suisse	EUR	2,878,328	3,827,631	3,860,471	$(32,840)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/16/10	Credit Suisse	EUR	4,174,437	5,551,210	5,603,255	$52,045

Glossary of Currencies

EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements

14	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio Global Equity Fund Inc.

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	16.1%	$13,639,794
Information Technology	15.4	13,092,912
Materials	13.8	11,694,735
Industrials	13.1	11,141,250
Consumer Staples	13.1	11,112,958
Health Care	9.5	8,036,219
Consumer Discretionary	9.1	7,741,539
Energy	6.9	5,870,840
Utilities	0.3	218,574
Telecommunication Services	0.2	214,471
Short-term Investment	1.9	1,638,968

Total Investments	99.4	84,402,260
Other Assets and Liabilities (Net)	0.6	507,296

Net Assets	100.0%	$84,909,556

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	15

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—89.4%
		United Kingdom—13.3%
1,122,407		Anglo American (1)(2)	$48,090,258
2,994,578		ARM Holdings (2)	11,594,188
17,759,026		Barclays PLC (2)	90,962,093
1,744,695		BG Group (2)	29,304,190
1,850,399		BHP Billiton (2)	56,871,079
1,831,052		Cairn Energy (1)(2)	11,183,193
162,233		Carnival PLC (2)	7,035,812
1,374,705		Compass Group (2)	11,225,221
1,926,255		Diageo PLC (2)	32,862,818
6,849,583		GlaxoSmithKline PLC (2)	126,903,251
2,644,989		Imperial Tobacco (2)	75,530,111
6,480,916		Legal & General (2)	8,397,860
98,998,913		Lloyds Banking (1)(2)	99,040,130
356,418		Lonmin PLC (1)(2)	10,347,845
817,760		Petropavlovsk PLC (2)	14,680,940
898,709		Prudential PLC (2)	7,962,528
2,216,957		Reckitt Benckiser (2)	115,104,870
1,634,105		Rio Tinto (2)	82,463,765
1,637,419		Rolls-Royce Group (1)(2)	14,466,182
147,367,710		Rolls-Royce Group-C Shares (1)(4)	225,568
29,341,716		Royal Bank of Scotland (1)(2)	24,111,005
4,173,216		Royal Dutch Shell-Class A (2)	130,623,953
2,188,439		Royal Dutch Shell-Class B (2)	66,063,988
518,752		SABMiller PLC (2)	16,295,590
503,547		Shire PLC (2)	11,115,292
645,160		Smith & Nephew (2)	6,699,980
6,961,980		Tesco PLC (2)	46,330,009
37,851,648		Vodafone Group (2)	84,177,372
379,544		Whitbread PLC (2)	8,923,115
4,917,041		William Morrison Supermarkets (2)	21,772,750
3,890,344		WPP PLC (2)	41,377,165
3,614,411		Xstrata PLC (2)	59,877,321

			1,371,619,442

		Japan—10.0%
251,127		Aisin Seiki (2)	7,557,128
416,200		Asahi Breweries (2)	7,486,019
1,222,000		Asahi Glass (2)	14,439,917
1,716,900		Bank of Yokohama (2)	8,965,199
757,073		Canon Inc (2)	34,536,568

See Notes to Financial Statements

16	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

1,591		Central Japan Railway (2)	$12,951,750
1,150,000		Chiba Bank (2)	7,313,862
742,100		Credit Saison (2)	10,867,132
301,900		Daikin Industries (2)	11,429,484
435,106		Denso Corp (2)	12,596,664
319,400		East Japan Railway (2)	21,316,368
282,500		Eisai Co (2)(3)	9,670,103
204,900		Fanuc Ltd (2)	24,218,135
1,760,000		Fukuoka Financial (2)	7,563,897
2,462,252		Honda Motor (2)	83,133,787
1,643,297		ITOCHU Corp (2)	14,281,075
259,700		JFE Holdings (2)	9,348,761
738,000		Kirin Holdings (2)	10,588,232
672,900		Komatsu Ltd (2)	13,569,436
950,269		Kubota Corp (2)	8,350,583
100,900		Kyocera Corp (2)	9,916,340
3,054,000		Mazda Motor (2)	9,093,579
1,776,197		Mitsubishi Corp (2)	42,115,102
1,582,000		Mitsubishi Electric (2)	14,112,036
1,177,000		Mitsubishi Heavy Industries (2)	4,733,829
11,766,300		Mitsubishi UFJ Financial (2)	61,170,357
143,380		Mitsubishi UFJ Lease & Finance (2)	5,552,201
2,689,300		Mitsui & Co (2)	40,546,978
279,000		NGK Insulators (2)	5,487,653
423,216		Nidec Corp (2)	43,820,439
199,016		Nintendo Co (2)(3)	66,833,964
299,200		Nippon Telegraph & Telephone (2)	12,135,154
3,079,100		Nissan Motor (1)(2)	26,947,738
670,000		NSK Ltd (2)	5,121,272
8,410		NTT DoCoMo (2)	13,071,196
272,340		ORIX Corp (2)	24,922,592
1,756,332		Panasonic Corp (2)	25,654,345
615,300		Resona Holdings (2)	7,518,757
737,000		Ricoh Co (2)(3)	12,587,337
151,800		Sawai Pharmaceutical (2)(3)	11,542,803
138,400		Shin-Etsu Chemical (2)	7,985,419
86,800		SMC Corp (2)	12,447,870
1,071,508		Sony Corp (2)	36,600,258
207,300		Stanley Electric (2)	4,249,002

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

1,615,800		Sumitomo Mitsui Financial (2)	$53,265,011
4,480,400		Sumitomo Trust & Banking (2)	27,160,033
1,706,300		Suzuki Motor (2)	35,992,078
318,800		Takeda Pharmaceutical (2)	13,708,896
195,050		Towa Pharmaceutical (2)(3)	11,277,634
1,051,889		Toyota Motor (2)	40,591,640
134,400		Unicharm Corp (2)	13,038,902

			1,029,384,515

		Switzerland—7.3%
1,365,064		ABB Ltd (1)(2)	26,225,369
1,057,083		Credit Suisse (2)(3)	48,275,093
472,161		Dufry Group (1)(2)(3)	40,148,438
136,505		Flughafen Zuerich (2)(3)	44,940,448
310,299		Holcim Ltd (1)(2)(3)	23,228,510
2,913,288		Nestle SA (2)(3)	141,937,540
1,155,917		Nobel Biocare (2)(3)	25,348,666
3,177,513		Novartis AG (2)	161,842,362
593,922		Roche Holding (2)	93,638,948
49,227		Swatch Group (2)	14,485,876
427,340		Swiss Reinsurance (2)	18,597,093
38,371		Swisscom AG (2)(3)	12,985,317
181,911		Syngenta AG (2)	46,112,871
2,251,696		UBS AG (1)(2)	34,727,903
95,096		Zurich Financial Services (2)	21,165,732

			753,660,166

		Germany—6.2%
273,336		Adidas AG (2)(3)	16,028,755
432,731		Allianz SE (2)(3)	49,611,067
533,362		Bayer AG (2)(3)	34,078,460
150,744		Bilfinger Berger (2)(3)	10,013,205
918,744		Daimler AG (1)(2)(3)	47,344,567
431,586		Deutsche Boerse (2)	33,576,650
372,505		Deutsche Telekom (2)	4,837,179
1,425,204		E.ON AG (2)(3)	52,557,768
2,683,058		Fraport AG (2)	138,852,481
521,385		Fresenius SE (2)	37,113,031
634,554		HeidelbergCement AG (2)	39,389,999
124,603		Henkel AG (2)	5,615,092

See Notes to Financial Statements

18	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Germany—Continued

94,215		Hochtief AG (2)	$7,785,373
149,161		Kloeckner & Co (1)(2)	3,970,300
607,295		MAN SE (2)(3)	57,425,614
688,772		Marseille-Kliniken AG (1)(2)(10)	4,565,496
128,320		Metro AG (2)(3)	7,700,891
425,595		RWE AG (2)(3)	34,778,335
588,226		SAP AG (2)	28,299,864
236,433		Siemens AG (2)	23,342,793

			636,886,920

		Russia—6.1%
656,887		Alfa Cement (1)(4)(10)(12)	47,946,146
2,261,368		AvtoVAZ Sponsored GDR (1)(4)	5,442,450
53,536,950		Chelindbank OJSC (1)(4)(10)	6,156,749
241,397		Cherkizovo Group (1)	6,789,291
204,155		Cherkizovo Group Sponsored GDR (1)(2)	3,885,255
793,524		Evraz Group Sponsored GDR (1)(2)	28,791,640
238,959		Gazprom Neft Sponsored ADR (2)	6,529,072
473,800		Globaltrans Investment Sponsored GDR (2)	6,390,921
55,592,986		IDGC Holding (1)(2)	8,724,041
205,522,262		IDGC of Centre and Volga (1)	1,669,868
494,494,096		IDGC of North-West (1)(4)	4,052,874
166,480,998		IDGC of South (1)(4)	1,123,747
158,266		Inter Rao UES Sponsored GDR (1)(4)(9)	2,848,788
547,651		Kuban Energy Retail (1)(4)	702,402
547,651		Kuban Trunk Grid (1)(4)	85,570
547,651		Kubanenergo OAO (1)(4)	4,491,404
118,567		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	741,044
137,713		Magnit OJSC	11,994,802
796,672		Magnit OJSC Sponsored GDR (2)	14,850,874
247,106		Mechel Sponsored ADR	6,350,624
2,133,900		MMC Norilsk Nickel Sponsored ADR (1)	40,970,880
41,256,470		MRSK Centra (1)	1,639,945
236,718,165		MRSK Urala (1)(4)	2,528,150
349,235,714		MRSK Volgi (1)(4)	1,571,561
1,309,875		North-West Telecom Sponsored ADR (1)	9,898,526
768,373		NovaTek OAO	5,186,518
72,150		NovaTek OAO Sponsored GDR (2)	5,448,657
205,247		Novorossiysk Sea Trade Port Sponsored GDR (1)(2)	2,768,831
766,444		OAO Dalsvyaz (4)	2,644,232

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Russia—Continued

1,102,341		OGK1 OAO Sponsored GDR (1)(4)(9)	$2,308,607
426,500		OGK2 OAO Sponsored GDR (1)(4)(9)	2,622,707
90,069,909		OGK3 OJSC (1)	6,284,628
600,682		OGK3 OJSC Sponsored GDR (1)(4)(9)	2,095,629
497,299		OGK6 OAO Sponsored GDR (1)(4)(9)	2,145,929
670,892		Pharmstandard (1)	56,019,482
91,847		Pharmstandard Sponsored GDR (1)(2)	2,614,816
839,017		Protek (1)	3,272,166
85,300,000		RAO Energy System of East (1)(4)	1,647,484
5,479,195		Rosneft Oil Sponsored GDR (1)(2)	44,292,563
78,061		RTS Stock Exchange - BRD (1)(4)	27,126,197
46,098,588		Sberbank of Russian Federation (2)	124,118,927
817,203		Sibirskiy Cement (1)	19,817,173
134,550		Sistema JSFC Sponsored GDR (1)(2)	3,587,461
20,946		Sistema-Hals (1)	708,491
1,684,642		Sistema-Hals Sponsored GDR (1)(9)	2,849,119
651,692		TGK1 OAO Sponsored GDR (1)(4)(9)	2,508,866
110,037		TGK2 Sponsored GDR (1)(4)(9)	429,266
270,401		TGK4 Sponsored GDR (1)(4)(9)	712,495
286,608		TGK9 OAO Sponsored GDR (1)(4)(9)	980,779
27,296		TGK14 JSC Sponsored GDR (1)(4)(9)	145,716
3,005,403		TNK-BP Holding (2)	6,481,001
360,840		Uralkali Sponsored GDR (1)(2)	7,755,954
472,896		Veropharm (1)(4)	18,679,392
284,902		Volga Territorial Generating Sponsored GDR (4)(9)	1,620,351
157,105		VolgaTelecom Sponsored ADR (1)	1,036,893
2,263,475		VTB Bank Sponsored GDR (2)	12,151,119
916,550		X 5 Retail Sponsored GDR (1)(2)	32,524,311
293,432		Yenisei Territorial Generating Sponsored GDR (1)(4)(9)	588,420

			629,350,804

		France—5.7%
248,805		Aeroports de Paris (2)	20,405,686
1,567,995		AXA SA (2)(3)	31,124,800
1,181,867		BNP Paribas (2)	81,121,197
357,787		Carrefour SA (2)	17,506,643
685,764		CFAO SA (1)(2)	23,451,308
1,400,349		Danone SA (2)(3)	82,542,228
323,500		Electricite de France (2)	17,380,564
374,842		Eutelsat Communications (2)	13,345,128

See Notes to Financial Statements

20	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		France—Continued

432,484		France Telecom (2)	$9,467,360
259,266		Iliad SA (2)(3)	25,862,838
462,252		L’ Occitane International (1)	906,890
340,510		LVMH (2)	38,874,237
169,748		PPR (2)(3)	22,685,083
285,825		Publicis Groupe (2)(3)	12,627,506
1,014,233		Sanofi-Aventis SA (2)	69,354,049
208,334		Schneider Electric (2)(3)	23,766,245
624,752		SES SA (2)(3)	14,333,640
189,341		Technip SA (2)(3)	15,110,537
35,980		Vallourec SA (2)(3)	7,182,991
611,802		Veolia Environnement (2)(3)	19,198,381
765,530		Vinci SA (2)(3)	42,815,735

			589,063,046

		Canada—5.0%
88,648		Agnico-Eagle Mines	5,639,128
352,481		Bank of Montreal (3)	21,955,893
664,929		Bank of Nova Scotia	33,993,211
2,326,499		Barrick Gold	101,756,337
354,214		Canadian Imperial Bank of Commerce	26,075,130
148,420		Canadian Pacific Railway	8,774,636
115,350		Cenovus Energy	3,401,792
639,597		Goldcorp Inc	27,728,394
386,322		IAMGOLD Corp	6,934,229
87,956		IGM Financial	3,662,047
1,066,999		Ivanhoe Mines (1)	17,034,481
552,608		Kinross Gold	10,584,583
847,040		Manulife Financial	15,320,899
266,336		Potash Corp of Saskatchewan (3)	29,511,664
923,171		Royal Bank of Canada	56,136,745
828,450		Silver Wheaton (1)	16,326,072
71,995		Sun Life Financial	2,123,207
1,763,134		Suncor Energy	60,491,590
2,086,050		Talisman Energy	35,610,213
479,075		Toronto-Dominion Bank	35,711,273

			518,771,524

		Australia—4.4%
2,156,100		AMP Ltd (2)	12,471,422

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Australia—Continued

1,185,706		Aquarius Platinum (2)	$7,656,301
7,782,270		Asciano Group (1)(2)	12,131,071
1,885,563		Australia & New Zealand Banking (2)	41,844,803
1,603,911		BHP Billiton (2)	58,946,313
843,537		Commonwealth Bank of Australia (2)	45,414,363
3,283,247		Lihir Gold (2)	11,701,218
1,169,846		Macquarie Atlas Roads (1)(2)	1,066,329
24,978,488		MAp Group (2)	71,973,932
1,326,899		National Australia Bank (2)	34,116,798
1,144,844		Newcrest Mining (2)	34,624,595
1,124,499		Rio Tinto (2)	73,594,665
204,641		Wesfarmers Ltd (2)	5,512,367
1,800,141		Westpac Banking (2)	45,006,799

			456,060,976

		Netherlands—3.7%
160,281		ASML Holding (2)	5,217,611
158,135		Heineken Holding (2)(3)	6,471,344
842,299		Heineken NV (2)(3)	39,045,197
5,639,922		ING Groep Dutch Certificate (1)(2)	50,416,731
401,661		KKR & Company Guernsey (Unit) (2)	4,889,193
3,760,913		Koninklijke (Royal) KPN (2)	56,154,754
1,049,652		Koninklijke Philips Electronics (2)	35,421,590
386,069		Randstad Holding (1)(2)	19,654,820
2,056,392		TNT NV (2)	63,040,671
3,410,667		Unilever NV Dutch Certificate (2)	104,091,899

			384,403,810

		China—2.6%
70,798,074		Beijing Capital International Airport-Class H (1)(2)(3)	42,622,346
9,556,107		China Mengniu Dairy (1)(2)	28,500,607
10,347,204		China Merchants Holdings International (2)	35,888,472
10,370,000		China Resources Enterprise (2)	36,423,658
2,414,000		China Shenhua Energy-Class H (2)	10,289,280
1,646,000		China Yurun Food (2)(3)	5,008,424
30,866,602		Clear Media (1)(2)(10)	20,688,940
50,219,736		GOME Electrical Appliances (1)(2)	16,076,629
494,000		Hengan International (2)	3,782,084
11,584,000		Lenovo Group (2)(3)	8,525,515
7,482,558		Lianhua Supermarket-Class H (2)	26,353,749

See Notes to Financial Statements

22	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		China—Continued

2,082,000		Little Sheep (2)	$1,114,865
1,732,000		Shandong Weigao Group Medical Polymer-Class H (2)	8,163,347
1,799,600		Sinopharm Group-Class H (2)	8,105,693
6,124,000		Wumart Stores-Class H (2)	13,197,182

			264,740,791

		Czech Republic—2.0%
414,976		Central European Media Enterprises-Class A (1)	14,109,184
928,571		Komercni Banka (2)	191,542,144

			205,651,328

		Austria—2.0%
59,437		bwin Interactive Entertainment (1)(2)	3,196,331
2,420,999		Erste Group Bank (2)(3)	107,980,258
798,709		Flughafen Wien (2)(3)	44,601,629
1,103,265		OMV AG (2)	39,653,581
92,262		Voestalpine AG (2)	3,478,366
143,322		Wienerberger AG (1)(2)	2,683,123

			201,593,288

		Mexico—1.9%
696,846		America Movil Sponsored ADR-Class L	35,873,632
3,777,410		Cemex Sponsored ADR (1)	44,875,631
1,873,774		Cemex (Unit) (1)(3)	2,247,357
1,139,884		Fomento Economico Mexicano Sponsored ADR	53,950,710
1,254,640		Grupo Cementos de Chihuahua (1)	4,462,108
1,136,552		Grupo Comercial Chedraui (1)	3,335,963
4,675,149		Grupo Financiero Banorte	18,894,426
365,493		Grupo Televisa (3)	1,528,750
889,443		Grupo Televisa Sponsored ADR	18,482,625
5,917,726		Urbi Desarrollos Urbanos (1)(3)	13,842,436

			197,493,638

		Italy—1.9%
1,345,524		Buzzi Unicem (2)	20,091,107
1,188,461		Eni SpA (2)	26,606,204
579,415		Fiat SpA (2)	7,647,636
3,405,317		Intesa Sanpaolo (2)	9,006,827
1,983,448		Mediobanca SpA (1)(2)	18,285,428
348,161		Prysmian SpA (2)(3)	6,246,597
409,926		Saipem SpA (2)	15,356,393

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	23

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Italy—Continued

20,495,938		Telecom Italia (2)	$26,079,463
23,655,179		UniCredit SpA (1)(2)	61,959,825

			191,279,480

		Poland—1.7%
703,079		Bank Pekao (1)(2)	39,934,773
113,488		Bank Zachodni WBK (1)(2)	8,321,539
44,129		Budimex SA (2)	1,468,282
660,666		Dom Development (2)	13,636,284
266,814		Globe Trade Centre (1)(2)	2,106,956
389,531		Grupa Kety (1)(2)	15,598,561
549,557		Hydrobudowa Polska (1)(2)	716,573
65,372		PBG SA (1)(2)	5,251,495
2,972,690		PKO Bank Polski (2)	42,698,133
6,698,663		Polimex Mostostal (2)	10,962,049
1,071,000		Polska Grupa Farmaceutyczna (1)(2)(10)	16,604,369
231,934		Sniezka SA (2)(4)	3,187,600
2,445,249		TVN SA (2)	15,734,252

			176,220,866

		Norway—1.4%
689,423		Austevoll Seafood (1)(2)(3)	5,511,602
578,024		Copeinca ASA (1)(2)	4,889,291
1,356,551		DnB NOR (2)(3)	15,946,484
6,710,258		Marine Harvest (1)(2)(3)	6,201,662
722,330		RomReal Ltd (1)(2)	183,412
3,099,283		Statoil ASA (2)	74,739,757
2,469,635		Storebrand ASA (1)(2)	18,576,287
1,098,722		Telenor ASA (1)(2)	15,681,265

			141,729,760

		South Korea—1.3%
419,754		Hyundai Motor (2)	51,299,862
87,129		POSCO (2)	39,129,594
58,694		Samsung Electronics (2)	44,391,249

			134,820,705

		Ukraine—1.2%
214,485		Anthousa Ltd Sponsored GDR (1)(4)(9)	1,964,102
8,916,599		Bank Forum (1)(2)	9,888,514
76,611,005		Bohdan Automobile Plant (1)(4)	2,610,750

See Notes to Financial Statements

24	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Ukraine—Continued

2,343,250		Centrenergo (1)(2)	$5,535,183
178,305		Centrenergo Sponsored ADR (1)	4,237,641
1,237,519		Chernivtsioblenergo (1)(4)	719,270
5,006,914		Davento PLC GDR (1)(4)(9)(10)	4,127,613
20,500		Dniproenergo (4)	3,622,365
11,770,906		Dragon-Ukrainian Properties & Development (1)(10)	17,431,586
7,562,990		Harkivoblenergo (1)(4)	4,214,389
10,700		Ivano Frankivskcement (1)(4)	229,585
902,412		Khmelnitskoblenergo JSC (1)(4)	396,364
2,750,000		Kirovogradoblenergo (1)(4)	989,209
240,262		Korukivskas Technical Papers Factory (1)(4)	1,892,257
3,228,131		Krymenergo (4)	2,057,562
115,161		Kyivmedpreparat (1)(4)	581,401
189,156		Lvivoblenergo (1)(4)	126,534
267,596		Odessaoblenergo (1)(4)	169,717
5,542,248		Oranta (1)(4)	5,736,013
488,244		Poltavaoblenergo (1)(4)	258,819
115,793,980		Raiffeisen Bank Aval (1)(2)	7,124,669
65,228		Retail Group (1)(4)(12)	7,221,842
21,017		Rodovid Bank (1)(4)(12)	183
8,375,303		Slavutich Brewery (1)(4)	3,435,534
641,180		Ternopiloblenergo (1)(4)	380,354
2,636,403		Tsukrovyy soyz Ukrros (1)(4)	1,364,288
1,153,346,022		Ukrinbank (1)(4)(10)	1,455,694
8,685		Ukrnafta Sponsored ADR (1)	2,078,641
84,835,914		Ukrsotsbank JSCB (1)(2)	7,636,571
116,751,392		UkrTelecom (1)(2)	11,296,769
573,260		UkrTelecom Sponsored GDR (1)	2,808,073
65,728		Vinnitsaoblenergo (1)(4)	1,787,755
4,114,636		Volynoblenergo (1)(4)	342,756
4,799,516		Zakarpattyaoblenergo (4)	2,271,638
15,000		Zakhidenergo (1)(2)(4)	999,818
595,792		Zakhidenergo GDR (1)(4)	10,132,901
400,000		Zhytomyroblenergo (1)(4)	156,506

			127,282,866

		South Africa—1.1%
123,420		AngloGold Ashanti (2)	5,199,429
2,467,937		Aspen Pharmacare (1)(2)	27,852,720
588,175		Impala Platinum (2)	16,630,185

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		South Africa—Continued

732,589		Massmart Holdings (2)	$10,947,097
2,621,583		Shoprite Holdings (2)	28,052,481
1,710,163		Standard Bank (2)	26,613,609

			115,295,521

		Sweden—1.1%
1,057,456		Atlas Copco-Class A (2)(3)	17,161,887
370,572		Hennes & Mauritz-Class B (2)(3)	23,605,029
1,434,902		Sandvik AB (2)(3)	20,755,235
843,093		Svenska Cellulosa-Class B (2)(3)	11,035,559
215,427		Swedish Match (2)(3)	4,914,113
659,813		TeliaSonera AB (2)(3)	4,528,679
2,162,524		Volvo AB-Class B (1)(2)	26,746,093

			108,746,595

		Denmark—1.0%
49,576		ALK-Abello A/S (2)(3)	3,810,001
2,017		AP Moller-Maersk-Class B (2)(3)	16,710,231
515,940		DSV A/S (2)	9,174,263
905,908		Novo Nordisk-Class B (2)	73,894,401
726,577		TK Development (1)(2)(3)	3,549,182

			107,138,078

		Hungary—1.0%
2,828,698		OTP Bank (1)(2)	99,846,039

		Finland—1.0%
617,667		Fortum Oyj (2)(3)	15,981,554
412,699		Kesko Oyj-Class B (2)	15,981,598
337,527		Olvi Oyj-Class A (2)	12,073,558
273,030		Outotec Oyj (2)(3)	10,253,434
2,388,420		Stora Enso-Class R (2)(3)	20,001,057
1,626,766		UPM-Kymmene Oyj (2)	23,455,016

			97,746,217

		Brazil—0.9%
249,534		All America Latina Logistica (Unit)	2,280,877
253,696		Amil Participacoes	2,088,787
531,896		BRF - Brasil Foods	6,976,189
574,518		Centrais Eletricas Brasileiras	8,199,101
2,495,388		Diagnosticos da America (1)	21,771,116

See Notes to Financial Statements

26	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Brazil—Continued

349,325		Drogasil SA	$6,044,942
528,563		Fleury SA (1)	5,414,660
2,897,697		Hypermarcas SA (1)	40,181,845

			92,957,517

		Romania—0.9%
731,600		Antibiotice (2)	166,355
834,977		Banca Transilvania	596,854
4,586,344		Biofarm Bucuresti (1)(2)	313,065
4,182,214		BRD - Groupe Societe Generale (2)	19,465,320
14,619,597		Cemacon SA (1)(10)	673,150
7,691,800		Compa Sibiu (1)(2)	1,209,703
5,115,298		Concefa SA (1)(2)	655,026
4,950,133		Condmag SA (1)(2)	1,458,836
40,338,000		Dafora SA (1)(2)	1,989,300
16,912,495		Impact Developer & Contractor (1)(10)	4,056,995
504,039,057		OMV Petrom (1)(2)	52,867,217
13,131,100		Socep Constanta (1)(2)	797,705
6,887,600		Spicul Buzau (1)	840,519
11,918,318		Zentiva SA (1)(2)	3,064,017

			88,154,062

		Bulgaria—0.8%
301,290		Bulgarian American Credit Bank (1)(4)	3,020,888
1,276,434		Central Cooperative Bank (1)	1,110,659
10,693,367		Chimimport AD (1)(10)	18,543,747
354,861		DZI Insurance (4)(10)(12)	21,710,676
92,174		Kaolin AD (4)	334,911
2,276,550		LEV INS (4)(10)(12)	2,863,001
806,010		Sopharma AD (1)	2,245,903
1,425,011		Sparki Eltos Lovetch (1)(4)(10)	1,724,292
11,652,801		Vivacom (4)(12)	28,041,817

			79,595,894

		Ireland—0.5%
602,352		CRH PLC (2)	16,875,808
5,052,007		Dragon Oil (1)(2)	37,251,423

			54,127,231

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Israel—0.5%
857,015		Teva Pharmaceutical Industries Sponsored ADR	$50,332,491

		Belgium—0.3%
754,228		KBC Groep (1)(2)	34,102,333

		Georgia—0.3%
2,466,387		Bank of Georgia Sponsored GDR (1)(2)(10)	29,726,129

		Greece—0.3%
1,111,347		Bank of Cyprus Public (2)	6,419,275
783,565		Coca-Cola Hellenic Bottling (2)	21,203,960

			27,623,235

		Serbia—0.3%
48,500		Energoprojekt Holding (1)	613,801
78,573		Imlek ad (1)(4)	1,540,523
41,505		Komercijalna Banka (1)(4)	18,181,158
6,149		Metals banka (1)(4)	547,580
93,520		Privredna Banka (1)(4)	889,235
123,132		Tigar ad Pirot (1)(10)	1,358,789
78,160		Toza Markovic ad Kikinda (1)(4)(10)	2,873,298
16,667		Univerzal Banka (1)(4)	1,517,820

			27,522,204

		Spain—0.3%
476,958		Amadeus IT (1)	7,610,242
696,654		Ferrovial SA (2)	6,132,657
218,287		Inditex SA (2)(3)	13,400,171

			27,143,070

		Lebanon—0.2%
752,109		SOLIDERE Sponsored GDR (9)	17,268,422
278,581		SOLIDERE-Class A	6,396,220

			23,664,642

		Portugal—0.2%
1,094,388		Galp Energia-Class B (2)	17,425,096

		Venezuela—0.2%
38,451		Banco Provincial (4)	138,846
156		Banco Venezolano de Credito (4)	75,265
15,843,815		Cemex Venezuela SACA - I (1)(4)	1,696,043
2,797,674		Mercantil Servicios Financieros-Class B (4)	10,281,596

See Notes to Financial Statements

28	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Venezuela—Continued

2,847,910		Siderurgica Venezolana Sivensa (4)(10)	$5,036,665

			17,228,415

		Thailand—0.2%
81,844,000		Thai Beverage (2)	16,942,953

		Hong Kong—0.2%
11,273,145		Melco International Development (1)(2)(3)	5,018,498
6,630,000		Sands China (1)(2)	10,742,502

			15,761,000

		Indonesia—0.1%
16,732,250		Telekomunikasi Indonesia (2)	14,390,842
27,285		Telekomunikasi Indonesia Sponsored ADR	947,335

			15,338,177

		India—0.1%
379,350		ICICI Bank (2)	7,971,402
61,339		Larsen & Toubro (2)	2,217,973

			10,189,375

		Zambia—0.1%
9,363,990		Zambeef Products (1)(10)	7,893,775

		United States—0.1%
314,565		CTC Media	5,313,003

		Malaysia—0.0%
2,494,800		Axiata Group Berhad (1)(2)	3,029,528

		Latvia—0.0%
1,424,182		AS Parex Banka (1)(4)(12)	2,677,286

		Lithuania—0.0%
1,753,630		Rokiskio Suris (1)(2)	2,290,163

		Croatia—0.0%
10,188		FIMA Validus (1)(2)	35,680

		Kenya—0.0%
170,200		Safaricom Ltd (2)	12,976

		TOTAL COMMON STOCKS (Cost $8,116,428,681)	9,187,872,610

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
EQUITY LINKED NOTES—5.4%
		Taiwan—3.0%
15,121,854		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	$41,585,098
4,800,416		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	9,344,010
14,707,000		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	28,625,705
24,187,785		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	114,613,819
4,466,000		HTC Corp, Issued by Citigroup, Expires 01/20/2015	60,179,350
179,166		MediaTek Inc, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	3,052,899
25,090,070		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	49,477,618

			306,878,499

		India—2.2%
138,817		ACC Limited, Issued by Credit Suisse, Expires 09/15/2014	2,832,199
429,335		ACC Limited, Issued by Macquarie Bank, Expires 09/04/2014	8,758,434
1,594,400		Ambuja Cements, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	4,350,320
976,956		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	27,930,000
172,753		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	9,692,134
327,453		Bharti Airtel, Issued by CLSA, Expires 05/31/2015 (9)	2,203,824
940,792		Bharti Airtel, Issued by Merrill Lynch International, Expires 06/29/2012 (9)	6,328,520
145,812		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	4,141,061
541,001		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	11,593,651
1,137,470		ICICI Bank, Issued by CLSA, Expires 05/10/2015 (9)	24,409,651
400,002		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	8,581,963
927,665		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	33,776,283
222,850		Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015	2,095,614
578,381		Tata Motors, Issued by Citigroup, Expires 10/24/2012 (9)	11,361,138
4,468,390		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	62,249,141

See Notes to Financial Statements

30	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
EQUITY LINKED NOTES—Continued
		India—Continued

398,283		Ultratech Cement, Issued by Merrill Lynch International, Expires 06/10/2014	$8,733,749

			229,037,682

		Serbia—0.2%
1		AIK Banka, Issued by KBC Financial Products, Expires 12/31/2040 (1)	5,796,073
1		AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 12/31/2040 (1)	13,570,364

			19,366,437

		Ukraine—0.0%
1,016		Laona Investments, Issued by UniCredit Bank Austria, Expires 11/16/2010 (1)(4)	506,597

		TOTAL EQUITY LINKED NOTES (Cost $511,720,028)	555,789,215

EXCHANGE-TRADED FUNDS—2.4%
		Multinational—2.1%
2,189,594		Market Vectors Gold Miners ETF	110,640,185
954,676		SPDR Gold Trust (1)	110,150,517

			220,790,702

		Australia—0.1%
6,527,159		Australian Infrastructure Fund (2)	11,885,673

		Romania—0.1%
4,035,500		SIF 1 Banat Crisana Arad (2)	1,925,446
3,406,316		SIF 2 Moldova Bacau (2)	1,463,368
9,533,500		SIF 3 Transilvania Brasov (2)	2,332,992
4,871,855		SIF 4 Muntenia Bucuresti (2)	1,297,425
4,143,975		SIF 5 Oltenia Craiova (2)	2,426,285

			9,445,516

		Sweden—0.1%
1,485,000		NAXS Nordic Access Buyout Fund (1)(2)(10)	6,538,001

		Russia—0.0%
92,634		Renaissance Pre-IPO Fund (1)(4)	1,389,510

		TOTAL EXCHANGE-TRADED FUNDS (Cost $251,154,459)	250,049,402

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
PREFERRED STOCKS—1.6%
		Brazil—0.8%
405,448		Centrais Eletricas Brasileiras-Class B 12.820%	$7,074,696
589,297		Cia Brasileira de Distribuicao Grupo-Class A 1.010%	20,248,732
1,733,505		Petroleo Brasileiro 3.130%	32,852,211
710,783		Vale SA-Class A 2.100%	19,108,902

			79,284,541

		Germany—0.5%
323,760		Henkel AG 1.340% (2)(3)	17,301,458
197,843		Porsche Automobil 0.120% (2)	11,479,559
238,063		Volkswagen AG 2.380% (2)(3)	22,923,051

			51,704,068

		Russia—0.2%
20,525		Silvinit 5.290% (4)	8,251,050
4,244,232		TNK-BP Holding 17.410% (4)	7,947,324

			16,198,374

		Bulgaria—0.1%
6,416,021		Chimimport AD 9.000% (10)	11,728,140

		Philippines—0.0%
11,528,247		Ayala Land 0.000% (4)(12)	25,930

		TOTAL PREFERRED STOCKS (Cost $136,467,273)	158,941,053

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
		Bulgaria—0.1%
12,071,674		Bulgaria Compensation Notes (1)	1,362,223
29,663,486		Bulgaria Compensation Vouchers (1)	3,327,198

See Notes to Financial Statements

32	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
FOREIGN GOVERNMENT COMPENSATION NOTES—Continued
	Bulgaria—Continued

3,842,865	Bulgaria Housing Compensation Notes (1)(4)		$431,034

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)		5,120,455

RIGHTS—0.0%
	Brazil—0.0%
2,570	Cia Brasileira de Distribuicao Grupo Expires 06/02/2010 (1) (Cost $—)		—

Face
Value	Currency
INVESTMENTS COLLATERAL FROM SECURITY LENDING—9.2%
		United States—9.2%
278,120,010	USD	State Street Navigator Security Lending Prime Portfolio	278,120,010

		US Treasury Bill
537,992,034	USD	0.010% due 05/06/2010-04/07/2011	537,513,248

		US Treasury Bond
270,000	USD	0.875% due 02/29/2012	269,546
2,200,000	USD	3.375% due 11/15/2019	2,168,713
44,286,585	USD	7.500% due 11/15/2024	61,364,491
54,111,580	USD	6.875% due 08/15/2025	70,379,120

			134,181,870

		TOTAL INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $949,815,128)	949,815,128

TIME DEPOSIT—0.0%
		United States—0.0%
		State Street Euro Dollar Time Deposit
250,000	USD	0.010% due 05/03/2010 (Cost $250,000)	250,000

		TOTAL INVESTMENTS—108.1% (Cost $9,985,545,920)	11,107,837,863
		OTHER ASSETS AND LIABILITIES—(8.1)%	(829,857,445)

		TOTAL NET ASSETS—100.0%	$10,277,980,418

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $10,383,158,969.

See Notes to Financial Statements

34	Artio Global Funds ï 2010 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2010

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Goldman Sachs	AUD	26,207,121	24,275,444	24,154,257	$121,187
06/16/10	Credit Suisse	CAD	441,742	436,151	440,763	(4,612)
06/16/10	Deutsche Bank	CAD	255,354,475	252,122,494	249,714,931	2,407,563
06/16/10	Credit Suisse	CHF	38,343,341	35,588,729	35,982,063	(393,334)
06/16/10	Credit Suisse	EUR	328,920,315	437,401,710	441,464,175	(4,062,465)
06/16/10	Credit Suisse	JPY	4,148,913,320	44,148,977	45,869,400	(1,720,423)
06/16/10	Deutsche Bank	JPY	3,456,183,912	36,777,578	38,192,410	(1,414,832)
06/16/10	JPMorgan Chase Bank N.A.	JPY	19,382,031,202	206,246,016	214,166,091	(7,920,075)
06/16/10	State Street Bank & Trust	KRW	61,948,096,121	55,824,812	53,019,596	2,805,216
06/16/10	Deutsche Bank	NOK	104,858,575	17,721,918	17,728,019	(6,101)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(10,187,876)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Deutsche Bank	CAD	30,016,229	29,636,318	29,501,368	$(134,950)
06/16/10	Credit Suisse	CHF	74,515,722	69,162,461	69,844,462	682,001
06/16/10	Credit Suisse	CZK	938,275,256	48,711,879	53,724,713	5,012,834
06/16/10	Goldman Sachs	CZK	346,604,447	17,994,458	19,605,433	1,610,975
06/16/10	JPMorgan Chase Bank N.A.	CZK	380,896,782	19,774,793	21,575,665	1,800,872
06/16/10	UBS AG	CZK	1,706,312,847	88,585,632	96,741,811	8,156,179
06/16/10	Credit Suisse	EUR	619,880,171	824,323,201	845,330,589	21,007,388
06/16/10	Morgan Stanley	EUR	314,702,832	418,495,152	415,599,897	(2,895,255)
06/16/10	UBS AG	EUR	3,952,749	5,256,407	5,402,894	146,487
06/16/10	Credit Suisse	JPY	4,148,913,320	44,148,976	44,056,991	(91,985)
06/16/10	Deutsche Bank	JPY	3,456,183,912	36,777,578	36,627,250	(150,328)
06/16/10	JPMorgan Chase Bank N.A.	JPY	19,382,031,202	206,246,016	208,623,747	2,377,731
06/16/10	Deutsche Bank	NOK	104,858,575	17,721,919	17,784,396	62,477

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	35

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2010

Artio International Equity Fund

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Deutsche Bank	SEK	449,530,782	62,026,672	63,219,678	$1,193,006

Net unrealized appreciation on forward foreign exchange contracts to sell						$38,777,432

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements

36	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio International Equity Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	23.2%	$2,389,610,014
Materials	14.2	1,455,278,747
Industrials	13.0	1,335,367,212
Consumer Staples	11.9	1,224,400,724
Health Care	9.0	924,412,024
Consumer Discretionary	8.6	882,398,290
Energy	7.2	738,783,694
Information Technology	5.6	572,601,574
Telecommunication Services	3.8	387,081,005
Utilities	2.4	247,839,451
Short-term Investments	9.2	950,065,128

Total Investments	108.1	11,107,837,863
Other Assets and Liabilities (Net)	(8.1)	(829,857,445)

Net Assets	100.0%	$10,277,980,418

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	37

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—89.0%
		United Kingdom—14.0%
1,057,413		Anglo American (1)(2)	$45,305,548
3,447,426		ARM Holdings (2)	13,347,492
16,127,174		Barclays PLC (2)	82,603,714
1,657,655		BG Group (2)	27,842,252
1,667,230		BHP Billiton (2)	51,241,472
1,624,960		Cairn Energy (1)(2)	9,924,482
139,002		Carnival PLC (2)	6,028,317
1,334,337		Compass Group (2)	10,895,594
1,806,673		Diageo PLC (2)	30,822,693
6,243,464		GlaxoSmithKline PLC (2)	115,673,594
2,676,915		Imperial Tobacco (2)	76,441,787
6,400,961		Legal & General (2)	8,294,256
90,087,393		Lloyds Banking (1)(2)	90,124,900
349,827		Lonmin PLC (1)(2)	10,156,489
953,939		Petropavlovsk PLC (2)	17,125,710
824,759		Prudential PLC (2)	7,307,334
2,225,029		Reckitt Benckiser (2)	115,523,970
1,516,423		Rio Tinto (2)	76,525,039
1,899,133		Rolls-Royce Group (1)(2)	16,778,358
170,921,970		Rolls-Royce Group-C Shares (1)(4)	261,622
27,712,266		Royal Bank of Scotland (1)(2)	22,772,035
3,797,769		Royal Dutch Shell-Class A (2)(3)	118,872,256
2,007,677		Royal Dutch Shell-Class B (2)	60,607,195
559,250		SABMiller PLC (2)	17,567,756
532,784		Shire PLC (2)	11,760,669
648,520		Smith & Nephew (2)	6,734,873
6,564,974		Tesco PLC (2)	43,688,047
34,820,400		Vodafone Group (2)	77,436,252
427,061		Whitbread PLC (2)	10,040,244
5,051,797		William Morrison Supermarkets (2)	22,369,452
3,645,682		WPP PLC (2)	38,774,974
3,382,109		Xstrata PLC (2)	56,028,942

			1,298,877,318

		Japan—10.1%
228,948		Aisin Seiki (2)(3)	6,889,698
463,100		Asahi Breweries (2)	8,329,590
1,156,000		Asahi Glass (2)	13,660,019
1,648,000		Bank of Yokohama (2)	8,605,421
678,064		Canon Inc (2)	30,932,292

See Notes to Financial Statements

38	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

1,344		Central Japan Railway (2)	$10,941,013
849,000		Chiba Bank (2)	5,399,539
632,500		Credit Saison (2)	9,262,176
316,000		Daikin Industries (2)	11,963,289
384,349		Denso Corp (2)	11,127,209
284,300		East Japan Railway (2)	18,973,837
213,700		Eisai Co (2)(3)	7,315,048
183,840		Fanuc Ltd (2)	21,728,951
1,445,000		Fukuoka Financial (2)	6,210,131
2,158,832		Honda Motor (2)	72,889,322
1,486,888		ITOCHU Corp (2)	12,921,802
236,800		JFE Holdings (2)	8,524,400
586,000		Kirin Holdings (2)	8,407,458
594,830		Komatsu Ltd (2)	11,995,107
860,484		Kubota Corp (2)	7,561,589
82,800		Kyocera Corp (2)	8,137,492
2,704,000		Mazda Motor (2)(3)	8,051,421
1,778,038		Mitsubishi Corp (2)	42,158,754
1,505,000		Mitsubishi Electric (2)	13,425,167
1,424,000		Mitsubishi Heavy Industries (2)	5,727,250
11,027,200		Mitsubishi UFJ Financial (2)	57,327,942
101,380		Mitsubishi UFJ Lease & Finance (2)	3,925,806
2,545,000		Mitsui & Co (2)	38,371,345
306,000		NGK Insulators (2)	6,018,717
426,214		Nidec Corp (2)	44,130,856
202,241		Nintendo Co (2)(3)	67,916,990
243,500		Nippon Telegraph & Telephone (2)	9,876,036
3,064,900		Nissan Motor (1)(2)	26,823,462
543,000		NSK Ltd (2)	4,150,523
6,628		NTT DoCoMo (2)	10,301,532
244,550		ORIX Corp (2)(3)	22,379,452
1,485,151		Panasonic Corp (2)	21,693,265
504,400		Resona Holdings (2)	6,163,596
659,000		Ricoh Co (2)(3)	11,255,163
130,080		Shin-Etsu Chemical (2)	7,505,371
105,300		SMC Corp (2)	15,100,930
1,077,398		Sony Corp (2)	36,801,447
214,200		Stanley Electric (2)	4,390,430
1,494,100		Sumitomo Mitsui Financial (2)	49,253,158

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

4,056,000		Sumitomo Trust & Banking (2)	$24,587,334
1,671,900		Suzuki Motor (2)	35,266,457
282,096		Takeda Pharmaceutical (2)	12,130,567
889,094		Toyota Motor (2)	34,309,498
141,200		Unicharm Corp (2)	13,698,609

			934,516,461

		Switzerland—7.0%
1,168,235		ABB Ltd (1)(2)	22,443,925
966,930		Credit Suisse (2)	44,157,966
74,643		Flughafen Zuerich (2)	24,574,117
289,657		Holcim Ltd (1)(2)	21,683,281
2,686,772		Nestle SA (2)(3)	130,901,513
1,293,375		Nobel Biocare (2)	28,363,049
2,913,497		Novartis AG (2)	148,395,062
547,145		Roche Holding (2)	86,263,991
61,123		Swatch Group (2)	17,986,475
476,847		Swiss Reinsurance (2)	20,751,552
35,536		Swisscom AG (2)(3)	12,025,911
164,418		Syngenta AG (2)	41,678,546
2,049,032		UBS AG (1)(2)	31,602,217
89,089		Zurich Financial Services (2)	19,828,740

			650,656,345

		Germany—6.3%
270,405		Adidas AG (2)(3)	15,856,878
392,891		Allianz SE (2)(3)	45,043,553
468,813		Bayer AG (2)(3)	29,954,186
156,519		Bilfinger Berger (2)(3)	10,396,811
824,014		Daimler AG (1)(2)(3)	42,462,956
446,953		Deutsche Boerse (2)	34,772,177
323,286		Deutsche Telekom (2)	4,198,044
1,265,475		E.ON AG (2)(3)	46,667,384
2,423,702		Fraport AG (2)	125,430,399
594,166		Fresenius SE (2)	42,293,700
621,515		HeidelbergCement AG (2)	38,580,602
107,337		Henkel AG (2)	4,837,020
87,963		Hochtief AG (2)	7,268,744
575,546		MAN SE (2)(3)	54,423,439
162,167		Metro AG (2)(3)	9,732,157

See Notes to Financial Statements

40	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Germany—Continued

372,435		RWE AG (2)(3)	$30,434,261
498,220		SAP AG (2)	23,969,627
211,623		Siemens AG (2)	20,893,327

			587,215,265

		Russia—6.1%
6,816,851		AvtoVAZ (1)(4)	3,281,230
73,870		AvtoVAZ Sponsored GDR (1)(4)	177,784
1,212,248		Evraz Group Sponsored GDR (1)(2)	43,984,313
315,340		Gazprom Neft Sponsored ADR (2)	8,616,028
151,206,052		IDGC Holding (1)(2)	23,728,312
203,234		Inter Rao UES Sponsored GDR (1)(4)(9)	3,658,212
76,728		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	479,550
166,249		Magnit OJSC	14,480,288
1,309,410		Magnit OJSC Sponsored GDR (2)	24,408,895
332,391		Mechel Sponsored ADR	8,542,449
3,078,424		MMC Norilsk Nickel Sponsored ADR (1)	59,105,741
455,000		NovaTek OAO	3,071,250
115,150		NovaTek OAO Sponsored GDR (2)	8,695,951
819,350		Novorossiysk Sea Trade Port Sponsored GDR (1)(2)	11,053,227
1,062,048		OGK1 OAO Sponsored GDR (1)(4)(9)	2,224,223
276,000		OGK2 OAO Sponsored GDR (1)(4)(9)	1,697,226
146,502,636		OGK3 OJSC (1)	10,222,221
453,744		OGK3 OJSC Sponsored GDR (1)(4)(9)	1,582,999
61,782,882		OGK4 OJSC (1)	4,854,281
321,816		OGK6 OAO Sponsored GDR (1)(4)(9)	1,388,690
300,910		Pharmstandard (1)	25,125,985
825,588		Pharmstandard Sponsored GDR (1)(2)	23,503,883
55,200,000		RAO Energy System of East (1)(4)	1,066,133
5,372,469		Rosneft Oil Sponsored GDR (1)(2)	43,429,815
56,528,304		Sberbank of Russian Federation (2)	152,200,593
321,350		Sistema JSFC Sponsored GDR (1)(2)	8,568,046
977,507		Sistema-Hals Sponsored GDR (1)(3)(9)	1,653,190
421,728		TGK1 OAO Sponsored GDR (1)(4)(9)	1,623,557
71,208		TGK2 Sponsored GDR (1)(4)(9)	277,790
174,984		TGK4 Sponsored GDR (1)(4)(9)	461,075
185,472		TGK9 OAO Sponsored GDR (1)(4)(9)	634,689
17,664		TGK14 JSC Sponsored GDR (1)(4)(9)	94,297
2,559,427		TNK-BP Holding (2)	5,519,276
315,618		Uralkali Sponsored GDR (1)(2)	6,783,945

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Russia—Continued

184,368		Volga Territorial Generating Sponsored GDR (4)(9)	$1,048,574
2,867,878		VTB Bank Sponsored GDR (2)	15,395,764
1,205,688		X 5 Retail Sponsored GDR (1)(2)	42,784,542
189,888		Yenisei Territorial Generating Sponsored GDR (1)(4)(9)	380,783

			565,804,807

		France—6.0%
247,767		Aeroports de Paris (2)	20,320,555
1,480,929		AXA SA (2)(3)	29,396,534
1,053,800		BNP Paribas (2)	72,330,911
330,513		Carrefour SA (2)	16,172,116
257,523		CFAO SA (1)(2)	8,806,602
1,361,417		Danone SA (2)(3)	80,247,419
279,532		Electricite de France (2)	15,018,312
388,051		Eutelsat Communications (2)	13,815,395
358,262		France Telecom (2)	7,842,592
275,553		Iliad SA (2)(3)	27,487,533
417,979		L’ Occitane International (1)	811,840
373,136		LVMH (2)	42,598,976
226,516		PPR (2)	30,271,545
282,142		Publicis Groupe (2)	12,464,794
916,065		Sanofi-Aventis SA (2)	62,641,244
197,051		Schneider Electric (2)(3)	22,479,107
632,211		SES SA (2)	14,504,771
180,920		Technip SA (2)(3)	14,438,491
36,263		Vallourec SA (2)(3)	7,239,489
549,828		Veolia Environnement (2)(3)	17,253,634
676,386		Vinci SA (2)	37,829,953

			553,971,813

		Canada—5.2%
106,570		Agnico-Eagle Mines	6,779,192
270,070		Bank of Montreal (3)	16,822,547
552,132		Bank of Nova Scotia	28,226,682
2,396,807		Barrick Gold	104,831,466
305,661		Canadian Imperial Bank of Commerce	22,500,947
119,684		Canadian Pacific Railway	7,075,754
105,813		Cenovus Energy	3,120,535
602,715		Goldcorp Inc	26,129,452
339,989		IAMGOLD Corp	6,102,582

See Notes to Financial Statements

42	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Canada—Continued

74,141		IGM Financial	$3,086,860
1,076,710		Ivanhoe Mines (1)	17,189,515
573,090		Kinross Gold	10,976,893
785,973		Manulife Financial	14,216,345
286,429		Potash Corp of Saskatchewan (3)	31,738,092
793,871		Royal Bank of Canada (3)	48,274,192
849,226		Silver Wheaton (1)	16,735,500
54,790		Sun Life Financial	1,615,814
1,588,973		Suncor Energy	54,516,278
2,089,189		Talisman Energy	35,663,798
395,400		Toronto-Dominion Bank	29,473,960

			485,076,404

		Australia—4.5%
1,716,375		AMP Ltd (2)(3)	9,927,943
1,092,820		Aquarius Platinum (2)(3)	7,056,521
7,205,315		Asciano Group (1)(2)	11,231,708
1,631,662		Australia & New Zealand Banking (2)	36,210,180
1,438,715		BHP Billiton (2)(3)	52,875,094
727,790		Commonwealth Bank of Australia (2)	39,182,773
4,690,123		Lihir Gold (2)	16,715,206
1,120,224		Macquarie Atlas Roads (1)(2)	1,021,098
22,833,082		MAp Group (2)	65,792,081
1,174,086		National Australia Bank (2)	30,187,720
1,177,933		Newcrest Mining (2)	35,625,337
1,017,565		Rio Tinto (2)	66,596,195
168,986		Wesfarmers Ltd (2)	4,551,936
1,545,742		Westpac Banking (2)	38,646,361

			415,620,153

		Netherlands—4.0%
141,056		ASML Holding (2)	4,591,782
171,117		Heineken Holding (2)(3)	7,002,606
924,812		Heineken NV (2)(3)	42,870,129
5,101,279		ING Groep Dutch Certificate (1)(2)	45,601,661
314,329		KKR & Company Guernsey (Unit) (2)	3,826,149
3,350,789		Koninklijke (Royal) KPN (2)	50,031,131
971,954		Koninklijke Philips Electronics (2)	32,799,590
411,601		Randstad Holding (1)(2)	20,954,658
2,071,127		TNT NV (2)	63,492,386

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Netherlands—Continued

3,334,786		Unilever NV Dutch Certificate (2)	$101,776,048

			372,946,140

		China—2.7%
74,088,705		Beijing Capital International Airport-Class H (1)(2)(3)	44,603,395
12,099,893		China Mengniu Dairy (1)(2)	36,087,320
10,419,912		China Merchants Holdings International (2)	36,140,654
14,870,000		China Resources Enterprise (2)	52,229,488
2,631,000		China Shenhua Energy-Class H (2)	11,214,207
2,131,000		China Yurun Food (2)(3)	6,484,175
54,866,471		GOME Electrical Appliances (1)(2)	17,564,168
1,077,500		Hengan International (2)	8,249,383
19,140,000		Lenovo Group (2)	14,086,530
1,484,000		Shandong Weigao Group Medical Polymer-Class H (2)	6,994,462
1,994,000		Sinopharm Group-Class H (2)	8,981,302
3,670,000		Wumart Stores-Class H (2)	7,908,827

			250,543,911

		Mexico—2.1%
835,322		America Movil Sponsored ADR-Class L	43,002,377
3,652,147		Cemex Sponsored ADR (1)	43,387,506
1,422,426		Cemex (Unit) (1)	1,706,022
1,220,152		Fomento Economico Mexicano Sponsored ADR	57,749,794
993,390		Fomento Economico Mexicano (Unit)	4,730,100
627,622		Grupo Cementos de Chihuahua (1)	2,232,128
1,027,879		Grupo Comercial Chedraui (1)	3,016,990
5,750,970		Grupo Financiero Banorte	23,242,313
554,907		Grupo Televisa	2,321,013
848,661		Grupo Televisa Sponsored ADR	17,635,176

			199,023,419

		Italy—2.0%
1,455,358		Buzzi Unicem (2)(3)	21,731,127
1,117,139		Eni SpA (2)	25,009,511
669,234		Fiat SpA (2)	8,833,148
3,194,284		Intesa Sanpaolo (2)	8,448,659
1,925,105		Mediobanca SpA (1)(2)	17,747,563
298,993		Prysmian SpA (2)	5,364,440
391,456		Saipem SpA (2)	14,664,481
19,322,737		Telecom Italia (2)	24,556,737

See Notes to Financial Statements

44	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Italy—Continued

21,645,380		UniCredit SpA (1)(2)(3)	$56,695,574

			183,051,240

		Czech Republic—1.9%
216,288		Central European Media Enterprises-Class A (1)	7,353,792
807,898		Komercni Banka (2)	166,650,170

			174,003,962

		Austria—1.8%
2,653,382		Erste Group Bank (2)(3)	118,344,895
16,166		Flughafen Wien (2)(3)	902,744
1,186,658		OMV AG (2)	42,650,894
103,753		Voestalpine AG (2)	3,911,588
239,286		Wienerberger AG (1)(2)	4,479,659

			170,289,780

		Poland—1.6%
1,211,775		Bank Pekao (1)(2)	68,828,623
141,649		Bank Zachodni WBK (1)(2)	10,386,452
5,182,702		PKO Bank Polski (2)	74,441,566

			153,656,641

		South Africa—1.6%
148,373		AngloGold Ashanti (2)	6,250,647
3,489,157		Aspen Pharmacare (1)(2)	39,378,036
676,562		Impala Platinum (2)	19,129,258
843,435		Massmart Holdings (2)	12,603,472
3,574,280		Shoprite Holdings (2)	38,246,899
2,132,568		Standard Bank (2)	33,187,089

			148,795,401

		Norway—1.5%
1,302,490		DnB NOR (2)(3)	15,310,989
17,751,013		Marine Harvest (1)(2)	16,405,596
3,121,242		Statoil ASA (2)(3)	75,269,302
2,482,654		Storebrand ASA (1)(2)	18,674,214
980,809		Telenor ASA (1)(2)(3)	13,998,378

			139,658,479

		South Korea—1.5%
481,747		Hyundai Motor (2)	58,876,281

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		South Korea—Continued

77,120		POSCO (2)	$34,634,557
60,910		Samsung Electronics (2)	46,067,247

			139,578,085

		Sweden—1.2%
1,029,821		Atlas Copco-Class A (2)(3)	16,713,387
374,156		Hennes & Mauritz-Class B (2)(3)	23,833,325
1,351,189		Sandvik AB (2)(3)	19,544,363
746,113		Svenska Cellulosa-Class B (2)(3)	9,766,152
202,341		Swedish Match (2)(3)	4,615,607
526,689		TeliaSonera AB (2)(3)	3,614,972
2,447,649		Volvo AB-Class B (1)(2)	30,272,519

			108,360,325

		Hungary—1.2%
3,047,312		OTP Bank (1)(2)	107,562,572

		Denmark—1.1%
5,202		ALK-Abello A/S (2)(3)	399,783
2,150		AP Moller-Maersk-Class B (2)(3)	17,812,095
639,766		DSV A/S (2)(3)	11,376,093
847,445		Novo Nordisk-Class B (2)(3)	69,125,608

			98,713,579

		Brazil—0.8%
213,689		All America Latina Logistica (Unit)	1,953,234
552,810		Amil Participacoes	4,551,519
590,036		BRF - Brasil Foods	7,738,736
537,698		Centrais Eletricas Brasileiras	7,673,633
3,835,922		Hypermarcas SA (1)	53,192,043

			75,109,165

		Finland—0.8%
545,152		Fortum Oyj (2)(3)	14,105,296
518,956		Kesko Oyj-Class B (2)(3)	20,096,357
2,129,643		Stora Enso-Class R (2)	17,834,012
1,592,818		UPM-Kymmene Oyj (2)	22,965,547

			75,001,212

		Ireland—0.6%
607,509		CRH PLC (2)	17,020,289

See Notes to Financial Statements

46	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Ireland—Continued

5,126,176		Dragon Oil (1)(2)	$37,798,315

			54,818,604

		Israel—0.5%
801,920		Teva Pharmaceutical Industries Sponsored ADR	47,096,762

		Belgium—0.5%
979,729		KBC Groep (1)(2)	44,298,335

		Romania—0.4%
1,663,581		BRD - Groupe Societe Generale (2)	7,742,822
305,148,699		OMV Petrom (1)(2)	32,006,175

			39,748,997

		Greece—0.3%
1,086,444		Bank of Cyprus Public (2)	6,275,433
838,309		Coca-Cola Hellenic Bottling (2)	22,685,381

			28,960,814

		Ukraine—0.3%
110,904,020		Raiffeisen Bank Aval (1)(2)	6,823,796
39,541		Ukrnafta (1)(2)	1,507,370
26,941		Ukrnafta Sponsored ADR (1)	6,447,975
13,114,606		Ukrsotsbank JSCB (1)(2)	1,180,521
92,477,349		UkrTelecom (1)(2)	8,948,033
627,195		UkrTelecom Sponsored GDR (1)	3,072,269

			27,979,964

		Spain—0.3%
430,855		Amadeus IT (1)	6,874,633
774,767		Ferrovial SA (2)	6,820,286
218,421		Inditex SA (2)(3)	13,408,397

			27,103,316

		Lebanon—0.2%
865,941		SOLIDERE Sponsored GDR (9)	19,882,005

		Portugal—0.2%
1,114,270		Galp Energia-Class B (2)	17,741,662

		Thailand—0.2%
84,122,000		Thai Beverage (2)	17,414,534

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Indonesia—0.2%
18,820,450		Telekomunikasi Indonesia (2)	$16,186,832
31,816		Telekomunikasi Indonesia Sponsored ADR	1,104,652

			17,291,484

		Hong Kong—0.1%
2,864,505		Melco International Development (1)(2)(3)	1,275,200
7,623,600		Sands China (1)(2)	12,352,419

			13,627,619

		United States—0.1%
754,791		CTC Media	12,748,420

		India—0.1%
433,261		ICICI Bank (2)	9,104,251
84,388		Larsen & Toubro (2)	3,051,407

			12,155,658

		Malaysia—0.0%
2,147,800		Axiata Group Berhad (1)(2)	2,608,153

		Kenya—0.0%
1,090,900		Safaricom Ltd (2)	83,170

		TOTAL COMMON STOCKS (Cost $7,304,943,064)	8,271,591,974

EQUITY LINKED NOTES—6.2%
		Taiwan—3.5%
16,996,146		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	46,739,402
6,617,584		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	12,881,127
15,609,000		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	30,381,358
24,761,977		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	117,334,628
4,563,000		HTC Corp, Issued by Citigroup, Expires 01/20/2015	61,486,425
159,909		MediaTek Inc, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	2,724,769
25,777,498		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	50,833,226

			322,380,935

See Notes to Financial Statements

48	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
EQUITY LINKED NOTES—Continued

		India—2.7%
178,021		ACC Limited, Issued by Credit Suisse, Expires 09/15/2014	$3,632,054
563,304		ACC Limited, Issued by Macquarie Bank, Expires 09/04/2014	11,491,402
2,324,347		Ambuja Cements, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	6,341,981
1,120,964		Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	32,047,016
185,924		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	10,431,080
482,347		Bharti Airtel, Issued by CLSA, Expires 05/31/2015 (9)	3,246,292
1,098,462		Bharti Airtel, Issued by Merrill Lynch International, Expires 06/29/2012 (9)	7,389,134
124,977		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	3,549,347
666,472		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	14,282,495
1,037,898		ICICI Bank, Issued by CLSA, Expires 05/10/2015 (9)	22,272,876
713,395		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	15,305,747
978,745		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	35,636,105
699,411		Tata Motors, Issued by Citigroup, Expires 10/24/2012 (9)	13,738,530
4,672,516		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	65,092,820
485,881		Ultratech Cement, Issued by Merrill Lynch International, Expires 06/10/2014	10,654,641

			255,111,520

		TOTAL EQUITY LINKED NOTES (Cost $534,106,499)	577,492,455

EXCHANGE-TRADED FUNDS—2.3%
		Multinational—2.3%
2,164,761		Market Vectors Gold Miners ETF	109,385,373
934,163		SPDR Gold Trust (1)	107,783,727

		TOTAL EXCHANGE-TRADED FUNDS (Cost $206,392,667)	217,169,100

PREFERRED STOCKS—1.5%
		Brazil—0.9%
401,104		Centrais Eletricas Brasileiras-Class B 12.820%	6,998,897
655,499		Cia Brasileira de Distribuicao Grupo-Class A 1.010%	22,523,487

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
PREFERRED STOCKS—Continued
		Brazil—Continued

1,637,871		Petroleo Brasileiro 3.130%	$31,039,820
646,824		Vale SA-Class A 2.100%	17,389,410

			77,951,614

		Germany—0.5%
336,893		Henkel AG 1.340% (2)(3)	18,003,274
177,276		Porsche Automobil 0.120% (2)	10,286,188
217,322		Volkswagen AG 2.380% (2)(3)	20,925,903

			49,215,365

		Russia—0.1%
1,885		Silvinit 5.290% (4)	757,770
3,615,768		TNK-BP Holding 17.410% (4)	6,770,526

			7,528,296

		Philippines—0.0%
8,687,023		Ayala Land 0.000% (4)(12)	19,539

		TOTAL PREFERRED STOCKS (Cost $120,008,260)	134,714,814

RIGHTS—0.0%
		Brazil—0.0%
2,859		Cia Brasileira de Distribuicao Grupo Expires 06/02/2010 (1) (Cost $—)	—

Face
Value	Currency
INVESTMENTS COLLATERAL FROM SECURITY LENDING—11.2%
		United States—11.2%
382,125,623	USD	State Street Navigator Securities Lending Prime Portfolio	382,125,623

See Notes to Financial Statements

50	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio International Equity Fund II

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
INVESTMENTS COLLATERAL FROM SECURITY LENDING—Continued
			United States—Continued

			US Treasury Bill
511,984,511	USD		0.010% due 05/06/2010-04/07/2011	$511,460,104

			US Treasury Bond
31,297,379	USD		7.500% due 11/15/2024	43,366,353
78,253,676	USD		6.875% due 08/15/2025	101,779,043

				145,145,396

			TOTAL INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $1,038,731,123)	1,038,731,123

REPURCHASE AGREEMENT—0.1%
			United States—0.1%
5,587,132	USD		State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with maturity value of $5,587,137 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 5.500%-6.500%, maturities ranging from 06/01/2017-07/01/2017 and an aggregate fair value of $5,699,112. (Cost $5,587,132)	5,587,132

			TOTAL INVESTMENTS—110.3% (Cost $9,209,768,745)	10,245,286,598
			OTHER ASSETS AND LIABILITIES—(10.3)%	(952,806,842)

			TOTAL NET ASSETS—100.0%	$9,292,479,756

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $9,593,577,097.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	51

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2010

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Goldman Sachs	AUD	39,860,762	36,922,699	36,268,516	$654,183
06/16/10	Credit Suisse	CAD	42,313,673	41,778,115	41,348,873	429,242
06/16/10	Deutsche Bank	CAD	171,879,686	169,704,232	168,249,010	1,455,222
06/16/10	Credit Suisse	CHF	28,117,015	26,097,069	26,320,215	(223,146)
06/16/10	Credit Suisse	EUR	291,850,387	388,105,729	391,703,698	(3,597,969)
06/16/10	Credit Suisse	JPY	7,275,864,345	77,423,156	80,577,839	(3,154,683)
06/16/10	JPMorgan Chase Bank N.A.	JPY	16,773,189,425	178,485,085	185,339,110	(6,854,025)
06/16/10	State Street Bank & Trust	KRW	62,865,997,920	56,651,984	53,805,202	2,846,782
06/16/10	Deutsche Bank	NOK	90,727,908	15,333,725	15,339,004	(5,279)
06/16/10	Credit Suisse	PLN	94,022,189	31,812,498	32,646,593	(834,095)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(9,283,768)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Deutsche Bank	CAD	32,151,396	31,744,461	31,577,071	$(167,390)
06/16/10	Credit Suisse	CHF	90,337,949	83,848,009	84,809,861	961,852
06/16/10	Credit Suisse	CZK	808,174,744	41,957,529	46,275,287	4,317,758
06/16/10	Goldman Sachs	CZK	307,526,698	15,965,681	17,395,028	1,429,347
06/16/10	UBS AG	CZK	1,261,108,261	65,472,210	71,495,367	6,023,157
06/16/10	Credit Suisse	EUR	532,411,156	708,005,980	726,288,900	18,282,920
06/16/10	Morgan Stanley	EUR	302,307,603	402,011,845	399,303,366	(2,708,479)
06/16/10	UBS AG	EUR	64,042,783	85,164,769	87,545,778	2,381,009
06/16/10	JPMorgan Chase Bank N.A.	GBP	33,466,011	51,215,639	50,299,415	(916,224)
06/16/10	Credit Suisse	JPY	7,275,864,345	77,423,156	77,303,370	(119,786)
06/16/10	JPMorgan Chase Bank N.A.	JPY	16,773,189,426	178,485,085	180,829,476	2,344,391
06/16/10	Deutsche Bank	NOK	90,727,908	15,333,725	15,387,783	54,058
06/16/10	Credit Suisse	PLN	94,022,189	31,812,498	31,743,662	(68,836)

See Notes to Financial Statements

52	Artio Global Funds ï 2010 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2010

Artio International Equity Fund II

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	Deutsche Bank	SEK	355,064,793	48,992,167	49,907,691	$915,524

Net unrealized appreciation on forward foreign exchange contracts to sell						$32,729,301

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	53

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio International Equity Fund II

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	23.1%	$2,142,457,159
Materials	15.3	1,425,220,904
Consumer Staples	13.2	1,224,390,344
Industrials	11.7	1,085,448,465
Health Care	8.3	775,681,151
Consumer Discretionary	7.9	735,363,964
Energy	7.5	696,437,845
Information Technology	6.3	586,816,406
Telecommunication Services	3.6	335,578,076
Utilities	2.1	193,574,029
Short-term Investments	11.3	1,044,318,255

Total Investments	110.3	10,245,286,598
Other Assets and Liabilities (Net)	(10.3)	(952,806,842)

Net Assets	100.0%	$9,292,479,756

See Notes to Financial Statements

54	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—31.4%
			United States—31.4%
			Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1
1,473,870	USD		6.000% due 11/25/2034 (5)	$1,354,581

			Banc of America Commercial Mortgage
			Series 2006-3, Class A4
9,064,000	USD		5.889% due 07/10/2044 (5)(6)	9,258,026
			Series 2006-2, Class A4
11,195,000	USD		5.928% due 05/10/2045 (5)(6)	11,759,928
			Series 2006-5, Class A4
7,940,000	USD		5.414% due 09/10/2047 (5)	8,003,387

				29,021,341

			Banc of America Mortgage Securities Series 2004-7, Class 2A3
1,906,126	USD		5.750% due 08/25/2034 (5)	1,841,834

			Bank of America Credit Card Trust Series 2007-A2, Class A2
1,890,000	USD		0.274% due 06/17/2013 (5)(6)	1,888,225

			Bear Stearns Commercial Mortgage Securities
			Series 2001-TOP4, Class A3
3,600,000	USD		5.610% due 11/15/2033 (5)	3,737,550
			Series 2006-PW12, Class A4
4,785,000	USD		5.906% due 09/11/2038 (5)(6)	5,074,876
			Series 2006-PW14, Class A4
3,205,000	USD		5.201% due 12/11/2038 (5)	3,244,109
			Series 2006-PW11, Class A4
11,140,000	USD		5.622% due 03/11/2039 (5)(6)	11,692,542
			Series 2005-PWR8, Class A4
13,100,000	USD		4.674% due 06/11/2041 (5)	13,424,985
			Series 2006-T24, Class A4
1,950,000	USD		5.537% due 10/12/2041 (5)	2,016,590

				39,190,652

			BMW Vehicle Lease Trust Series 2009-1, Class A2
2,496,131	USD		2.040% due 04/15/2011 (5)	2,502,599

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Chase Issuance Trust Series 2009-A4, Class A4
14,230,000	USD		1.004% due 06/15/2012 (5)(6)	$14,242,174

			Chrysler Financial Auto Securitization Trust Series 2009-B, Class A2
2,770,000	USD		1.150% due 11/08/2011 (5)	2,777,049

			Chrysler Financial Lease Trust Series 2010-A, Class A2
10,880,000	USD		1.780% due 06/15/2011 (5)(9)	10,871,551

			Citicorp Mortgage Securities
			Series 2005-1, Class 1A1
2,531,578	USD		5.000% due 02/25/2035 (5)	2,485,492
			Series 2006-5, Class 1A2
4,822,203	USD		6.000% due 10/25/2036 (5)	4,744,280
			Series 2006-6, Class A12
5,724,157	USD		0.563% due 11/25/2036 (5)(6)	5,158,686

				12,388,458

			Citigroup Mortgage Loan Trust
			Series 2005-4, Class A
5,443,859	USD		5.342% due 08/25/2035 (5)(6)	5,408,221
			Series 2007-10, Class 1A1A
5,070,258	USD		5.636% due 04/25/2037 (5)(6)	5,094,590

				10,502,811

			Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4
6,660,000	USD		5.322% due 12/11/2049 (5)	6,480,888

			CNH Equipment Trust
			Series 2009-A, Class A2
2,988,427	USD		4.060% due 10/17/2011 (5)	2,993,343
			Series 2007-C, Class A3A
77,554	USD		5.210% due 12/15/2011 (5)	77,706
			Series 2009-A, Class A4
5,560,000	USD		7.210% due 12/16/2013 (5)	6,130,940

See Notes to Financial Statements

56	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued
			CNH Equipment Trust—Continued

			Series 2009-B, Class A4
13,390,000	USD		5.170% due 10/15/2014 (5)	$14,229,698

				23,431,687

			Commercial Mortgage Pass Through Certificates Series 2007-C9, Class A4
10,160,000	USD		6.010% due 12/10/2049 (5)(6)	10,469,607

			Countrywide Alternative Loan Trust
			Series 2004-24CB, Class 2A1
3,872,050	USD		5.000% due 11/25/2019 (5)	3,897,443
			Series 2004-2CB, Class 1A2
5,160,000	USD		5.125% due 03/25/2034 (5)	5,025,950
			Series 2004-24CB, Class 1A1
1,572,846	USD		6.000% due 11/25/2034 (5)	1,514,862
			Series 2004-28CB, Class 3A1
10,841,979	USD		6.000% due 01/25/2035 (5)	10,003,799
			Series 2005-21CB, Class A9
3,560,938	USD		5.500% due 06/25/2035 (5)	3,387,564

				23,829,618

			Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
10,200,000	USD		5.311% due 12/15/2039 (5)	10,092,038

			Daimler Chrysler Auto Trust Series 2007-A, Class A3B
2,359,627	USD		0.931% due 02/08/2012 (5)(6)	2,362,093

			FDIC Structured Sale Guaranteed Notes
			Series 2010-L2A, Class A
5,614,456	USD		3.000% due 09/30/2019 (9)	5,622,166
			Series 2010-S1, Class 2A
1,884,790	USD		3.250% due 04/25/2038 (5)(9)	1,881,466
			Series 2010-S1, Class 1A
6,708,740	USD		0.798% due 02/25/2048 (5)(9)(6)	6,732,956

				14,236,588

			First Horizon Asset Securities Series 2006-3, Class 1A8
1,630,000	USD		6.250% due 11/25/2036 (5)	1,580,305

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Ford Credit Floorplan Master Owner Trust Series 2009-2, Class A
7,470,000	USD		1.804% due 09/15/2014 (6)	$7,547,177

			GE Capital Commercial Mortgage
			Series 2002-1A, Class A3
12,300,000	USD		6.269% due 12/10/2035 (5)	13,071,684
			Series 2004-C3, Class A3
6,910,000	USD		4.865% due 07/10/2039 (5)(6)	7,018,103

				20,089,787

			GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1
6,262,745	USD		5.050% due 09/19/2035 (5)(6)	5,751,908

			GMAC Mortgage Servicer Advance Funding Series 2010-1A, Class A
8,380,000	USD		4.250% due 01/15/2022 (5)(9)	8,379,524

			Greenwich Capital Commercial Funding Series 2007-GG9, Class A4
10,140,000	USD		5.444% due 03/10/2039 (5)	10,193,865

			GS Mortgage Securities Series 2006-GG8, Class A4
6,397,000	USD		5.560% due 11/10/2039 (5)	6,362,908

			GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1
1,592,422	USD		5.317% due 01/25/2036 (5)(6)	1,435,008

			Harley-Davidson Motorcycle Trust
			Series 2007-3, Class A3
1,581,982	USD		0.604% due 06/15/2012 (5)(6)	1,582,260
			Series 2009-2, Class A2
6,735,051	USD		2.000% due 07/15/2012 (5)	6,765,219
			Series 2009-4, Class A2
4,240,000	USD		1.160% due 10/15/2012 (5)	4,248,545
			Series 2006-2, Class A2
997,633	USD		5.350% due 03/15/2013 (5)	1,021,124

				13,617,148

See Notes to Financial Statements

58	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Indymac INDA Mortgage Loan Trust Series 2006-AR1, Class A1
1,100,512	USD		5.848% due 08/25/2036 (5)(6)	$1,083,584

			JP Morgan Mortgage Trust
			Series 2005-A2, Class 3A2
5,010,843	USD		4.882% due 04/25/2035 (5)(6)	4,885,325
			Series 2005-A5, Class 2A2
1,925,000	USD		5.114% due 08/25/2035 (5)(6)	1,661,662
			Series 2005-A6, Class 4A1
5,941,305	USD		5.412% due 09/25/2035 (5)(6)	5,849,032
			Series 2006-S1, Class 2A6
6,373,101	USD		6.000% due 04/25/2036 (5)	5,660,486

				18,056,505

			JPMorgan Chase Commercial Mortgage Securities Series 2002-CIB4, Class A3
1,920,000	USD		6.162% due 05/12/2034 (5)	2,037,579

			LB-UBS Commercial Mortgage Trust
			Series 2002-C2, Class A4
8,515,000	USD		5.594% due 06/15/2031 (5)	9,044,314
			Series 2006-C7, Class A3
11,470,000	USD		5.347% due 11/15/2038 (5)	11,534,145

				20,578,459

			Lehman Brothers - UBS Commercial Mortgage Trust Series 2001-C3, Class A2
10,120,000	USD		6.365% due 12/15/2028 (5)	10,546,987

			MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1
3,732,783	USD		4.980% due 02/25/2036 (5)(6)	3,582,491

			MASTR Alternative Loans Trust
			Series 2004-10, Class 4A1
2,291,365	USD		6.000% due 09/25/2019 (5)	2,214,052
			Series 2005-1, Class 1A1
3,034,390	USD		5.500% due 02/25/2035 (5)	2,653,520

				4,867,572

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			MBNA Master Credit Card Trust Series 2001-B, Class A
2,810,000	USD		0.514% due 08/15/2013 (5)(6)	$2,812,075

			Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
11,003,000	USD		5.414% due 07/12/2046 (5)(6)	11,121,010

			MLCC Mortgage Investors
			Series 2006-1, Class 2A1
727,370	USD		5.120% due 02/25/2036 (6)	686,678
			Series 2007-3, Class 2A2
3,916,833	USD		5.896% due 09/25/2037 (5)(6)	3,448,661

				4,135,339

			MMAF Equipment Finance Series 2009-AA, Class A2
6,170,000	USD		1.730% due 04/16/2012 (5)(9)	6,170,043

			Morgan Stanley Capital I
			Series 2006-T23, Class A4
2,600,000	USD		5.984% due 08/12/2041 (5)(6)	2,767,677
			Series 2006-IQ12, Class A4
9,250,000	USD		5.332% due 12/15/2043 (5)	9,395,034

				12,162,711

			Morgan Stanley Dean Witter Capital I
			Series 2001-TOP3, Class A4
7,224,472	USD		6.390% due 07/15/2033 (5)	7,503,467
			Series 2001-TOP5, Class A4
4,839,501	USD		6.390% due 10/15/2035 (5)	5,097,846
			Series 2002-TOP7, Class A2
8,215,000	USD		5.980% due 01/15/2039 (5)	8,713,712

				21,315,025

			Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
2,775,991	USD		6.078% due 10/25/2034 (5)(6)	2,763,687

See Notes to Financial Statements

60	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Navistar Financial Dealer Note Master Trust Series 2009-1, Class A
4,070,000	USD		1.696% due 10/26/2015 (6)(9)	$4,077,472

			Residential Funding Mortgage Securities I
			Series 2006-S12, Class 3A4
2,276,803	USD		5.750% due 12/25/2036 (5)	2,218,848
			Series 2007-S2, Class A3
2,721,546	USD		6.000% due 02/25/2037 (5)	2,640,630

				4,859,478

			SLM Student Loan Trust
			Series 2008-4, Class A1
2,751,779	USD		0.996% due 07/25/2013 (5)(6)	2,765,312
			Series 2008-7, Class A1
3,045,154	USD		0.716% due 10/27/2014 (5)(6)	3,049,881
			Series 2007-1, Class A2
2,912,653	USD		0.316% due 01/25/2016 (5)(6)	2,910,348

				8,725,541

			Small Business Administration
			Series 2005-P10B, Class 1
7,397,412	USD		4.940% due 08/10/2015 (5)	7,861,896
			Series 2006-P10A, Class 1
554,099	USD		5.408% due 02/10/2016	594,175
			Series 2007-P10A, Class 1
4,806,791	USD		5.459% due 02/10/2017	5,175,761

				13,631,832

			Structured Asset Securities Series 2004-18H, Class A5
5,320,000	USD		4.750% due 10/25/2034 (5)	4,679,075

			TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3
11,190,000	USD		6.072% due 08/15/2039 (5)(6)	12,210,366

			Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1
5,149,365	USD		5.148% due 10/20/2035 (5)(6)	4,919,175

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			WaMu Mortgage Pass Through Certificates
			Series 2005-AR5, Class A5
7,430,000	USD		4.184% due 05/25/2035 (5)(6)	$6,915,431
			Series 2005-AR7, Class A2
7,160,000	USD		4.538% due 08/25/2035 (5)(6)	6,580,210
			Series 2005-AR14, Class 1A1
4,691,778	USD		5.048% due 12/25/2035 (5)(6)	4,615,025

				18,110,666

			Wells Fargo Mortgage Backed Securities Trust
			Series 2005-17, Class 1A1
3,531,517	USD		5.500% due 01/25/2036 (5)	3,389,959
			Series 2006-AR6, Class 7A1
3,905,462	USD		5.105% due 03/25/2036 (5)(6)	3,746,061
			Series 2006-13, Class A8
3,720,000	USD		6.000% due 10/25/2036 (5)	3,659,617
			Series 2006-19, Class A4
2,905,000	USD		5.250% due 12/26/2036 (5)	2,157,625
			Series 2007-13, Class A1
10,721,038	USD		6.000% due 09/25/2037 (5)	10,583,851
			Series 2007-14, Class 1A1
7,609,751	USD		6.000% due 10/25/2037 (5)	6,999,546
			Series 2007-16, Class 1A1
11,495,703	USD		6.000% due 12/28/2037 (5)	11,479,835

				42,016,494

				526,904,590

			Russia—0.0%
			CityMortgage MBS Finance B.V. Series 2006-1A, Class AFL
747,545	USD		1.850% due 09/10/2033 (5)(6)(9)	530,757

			TOTAL ASSET BACKED SECURITIES (Cost $507,883,671)	527,435,347

CORPORATE BONDS—30.1%
			United States—18.0%
			Allstate Life Global Funding Trusts
2,110,000	USD		5.375% due 04/30/2013	2,318,306

See Notes to Financial Statements

62	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Anheuser-Busch Co
1,230,000	USD		6.800% due 08/20/2032 (5)	$1,378,498
990,000	USD		6.000% due 11/01/2041 (5)	1,004,794

				2,383,292

			AT&T Inc
3,490,000	USD		5.500% due 02/01/2018 (5)	3,766,307

			AXA Financial
4,160,000	USD		7.750% due 08/01/2010 (5)	4,228,686

			Axis Specialty Finance
3,500,000	USD		5.875% due 06/01/2020 (5)	3,506,346

			Bank of America
10,370,000	USD		4.500% due 04/01/2015	10,476,407

			Berkshire Hathaway Finance
4,710,000	USD		5.750% due 01/15/2040 (5)	4,804,878

			Bottling Group
2,330,000	USD		5.500% due 04/01/2016 (5)	2,606,510

			Cargill Inc
5,000,000	USD		4.375% due 06/01/2013 (5)(9)	5,241,825

			Caterpillar Financial Services
3,590,000	USD		6.200% due 09/30/2013	4,058,319

			Charles Schwab
5,600,000	USD		4.950% due 06/01/2014	6,026,423

			Chevron Corp
3,850,000	USD		4.950% due 03/03/2019 (5)	4,138,846

			Cisco Systems
6,860,000	USD		5.500% due 01/15/2040 (5)	6,824,582

			Citigroup Inc
8,070,000	USD		5.300% due 10/17/2012	8,487,364
3,420,000	USD		6.010% due 01/15/2015	3,648,600

				12,135,964

			CME Group
2,900,000	USD		5.400% due 08/01/2013 (5)	3,194,547

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Coca-Cola Co
6,000,000	USD		5.350% due 11/15/2017 (5)	$6,693,954

			Comcast Corp
5,330,000	USD		6.950% due 08/15/2037 (5)	5,955,422

			Consolidated Edison
8,250,000	USD		5.850% due 04/01/2018 (5)	9,194,905

			Elm Road Generating Station
2,680,000	USD		6.090% due 02/11/2040 (5)(9)	2,813,850

			Florida Power
3,140,000	USD		4.800% due 03/01/2013 (5)	3,365,333

			Florida Power & Light
1,440,000	USD		5.960% due 04/01/2039 (5)	1,540,921

			General Electric
8,940,000	USD		5.000% due 02/01/2013	9,660,045

			General Electric Capital
1,800,000	USD		6.000% due 08/07/2019	1,949,132

			Goldman Sachs
7,150,000	USD		5.375% due 03/15/2020	6,958,108

			Harley-Davidson Funding
8,180,000	USD		5.250% due 12/15/2012 (5)(9)	8,549,752

			Hasbro Inc
3,500,000	USD		6.350% due 03/15/2040 (5)	3,616,753

			Heinz (H.J.) Co
5,770,000	USD		5.350% due 07/15/2013 (5)	6,294,343

			International Business Machines
4,705,000	USD		5.600% due 11/30/2039 (5)	4,910,797

			John Deere Capital
6,520,000	USD		4.900% due 09/09/2013	7,128,381

			JPMorgan Chase
7,000,000	USD		4.950% due 03/25/2020	7,024,619

			Merna Reinsurance, Series B
2,700,000	USD		2.040% due 07/07/2010 (6)(9)	2,683,260

See Notes to Financial Statements

64	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Metropolitan Life Global Funding I
3,730,000	USD		5.125% due 04/10/2013 (9)	$4,015,931

			Morgan Stanley
8,650,000	USD		6.000% due 05/13/2014	9,313,308
3,430,000	USD		5.500% due 01/26/2020 (5)	3,356,059

				12,669,367

			National Rural Utilities Cooperative Finance
3,370,000	USD		7.250% due 03/01/2012 (5)	3,726,482

			NBC Universal
5,260,000	USD		5.150% due 04/30/2020 (5)(9)	5,331,710

			NYSE Euronext
1,740,000	USD		4.800% due 06/28/2013	1,873,963

			PACCAR Inc
6,100,000	USD		6.875% due 02/15/2014 (5)	7,010,998

			Pfizer Inc
4,530,000	USD		5.350% due 03/15/2015 (5)	5,043,797

			PNC Funding
3,600,000	USD		5.125% due 02/08/2020	3,672,385

			Procter & Gamble
7,370,000	USD		4.700% due 02/15/2019 (5)	7,713,309

			Public Service Electric & Gas
1,790,000	USD		5.375% due 11/01/2039 (5)	1,795,529

			Renre North America Holdings
3,530,000	USD		5.750% due 03/15/2020 (5)	3,538,666

			Roche Holdings
7,800,000	USD		5.000% due 03/01/2014 (5)(9)	8,511,836

			Sempra Energy
7,390,000	USD		6.500% due 06/01/2016 (5)	8,412,850

			South Carolina Electric & Gas
4,540,000	USD		6.500% due 11/01/2018	5,231,515

			SYSCO Corp
5,290,000	USD		5.250% due 02/12/2018 (5)	5,718,987

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			TIAA Global Markets
5,040,000	USD		4.950% due 07/15/2013 (5)(9)	$5,424,542

			Time Warner Cable
7,100,000	USD		6.750% due 07/01/2018 (5)	8,062,654

			United Parcel Service
3,540,000	USD		6.200% due 01/15/2038 (5)	3,996,802

			UnitedHealth Group
3,620,000	USD		6.875% due 02/15/2038 (5)	3,990,207

			Valero Energy
3,460,000	USD		7.500% due 04/15/2032 (5)	3,744,239
1,760,000	USD		6.625% due 06/15/2037 (5)	1,775,361

				5,519,600

			Validus Holdings
6,010,000	USD		8.875% due 01/26/2040 (5)	6,497,850

			Verizon Global Funding
1,820,000	USD		7.250% due 12/01/2010 (5)	1,889,755

			Wal-Mart Stores
4,160,000	USD		6.500% due 08/15/2037	4,772,884

			Wells Fargo
5,250,000	USD		3.625% due 04/15/2015	5,335,974

			Wyeth
3,850,000	USD		5.500% due 02/01/2014 (5)	4,274,601

			Yum! Brands Inc
3,835,000	USD		6.250% due 04/15/2016 (5)	4,337,450

				302,420,457

			United Kingdom—3.2%
			Anglo American Capital
4,769,000	USD		9.375% due 04/08/2014 (5)(9)	5,790,701

			Barclays Bank
4,970,000	USD		5.125% due 01/08/2020	4,979,179

			BP Capital Markets
7,760,000	USD		3.625% due 05/08/2014 (5)	8,096,947

See Notes to Financial Statements

66	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United Kingdom—Continued

			Diageo Capital
9,400,000	USD		5.125% due 01/30/2012 (5)	$9,982,330

			Royal Bank of Scotland
7,830,000	USD		1.500% due 03/30/2012 (9)	7,856,074

			Vodafone Group
7,750,000	USD		5.000% due 09/15/2015 (5)	8,287,633

			Westpac Securities NZ
3,820,000	USD		2.500% due 05/25/2012 (9)	3,904,430

			WPP Finance
4,105,000	USD		8.000% due 09/15/2014 (5)	4,744,116

				53,641,410

			Canada—2.2%
			Barrick Gold
4,200,000	USD		6.950% due 04/01/2019 (5)	4,929,082

			CDP Financial
7,290,000	USD		3.000% due 11/25/2014 (5)(9)	7,269,603
8,360,000	USD		4.400% due 11/25/2019 (5)(9)	8,304,423

				15,574,026

			Encana Corp
3,690,000	USD		6.500% due 05/15/2019 (5)	4,189,722

			Royal Bank of Canada
8,370,000	USD		3.125% due 04/14/2015 (9)	8,527,222

			TransCanada Pipelines
4,020,000	USD		4.000% due 06/15/2013 (5)	4,222,246

				37,442,298

			Supranational—1.9%
			Asian Development Bank
9,090,000	AUD		6.000% due 01/20/2015	8,398,441

			International Bank for Reconstruction & Development
17,150,000	AUD		5.500% due 10/21/2014	15,627,222

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Supranational—Continued
			International Bank for Reconstruction & Development—Continued

8,860,000	AUD		5.750% due 10/21/2019	$7,905,997

				23,533,219

				31,931,660

			Netherlands—1.3%
			Koninklijke Philips Electronics
5,150,000	USD		6.875% due 03/11/2038 (5)	6,010,091

			Rabobank Nederland
10,940,000	USD		3.200% due 03/11/2015 (9)	10,980,784

			Shell International Finance
3,645,000	USD		6.375% due 12/15/2038 (5)	4,145,597

				21,136,472

			France—1.1%
			Cie de Financement Foncier
5,400,000	USD		2.125% due 04/22/2013 (9)	5,440,441

			Dexia Credit Local
8,450,000	USD		2.000% due 03/05/2013 (9)	8,461,931

			Lafarge SA
4,265,000	USD		7.125% due 07/15/2036 (5)	4,425,402

				18,327,774

			Australia—0.8%
			BHP Billiton Finance
6,560,000	USD		5.400% due 03/29/2017	7,193,460

			Rio Tinto Finance
5,390,000	USD		5.875% due 07/15/2013 (5)	5,959,992

				13,153,452

			Germany—0.8%
			Deutsche Telekom International Finance
7,490,000	USD		4.875% due 07/08/2014 (5)	7,941,445

See Notes to Financial Statements

68	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Germany—Continued

			Landeskreditbank Baden-Wuerttemberg Foerderbank
5,000,000	USD		4.250% due 09/15/2010	$5,074,840

				13,016,285

			Brazil—0.5%
			Petrobras International Finance
4,300,000	USD		5.875% due 03/01/2018 (5)	4,593,445
3,760,000	USD		6.875% due 01/20/2040 (5)	3,908,193

				8,501,638

			Hong Kong—0.3%
			Hutchison Whampoa International
5,700,000	USD		5.750% due 09/11/2019 (9)	5,989,263

			TOTAL CORPORATE BONDS (Cost $479,612,811)	505,560,709

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—17.8%
			Federal Home Loan Mortgage Corporation
75,922,395	USD		6.500% due 05/01/2022-12/01/2038	82,447,628
896,354	USD		3.838% due 09/01/2035 (6)	918,931
1,296,864	USD		3.780% due 04/01/2036 (6)	1,316,856

				84,683,415

			Federal National Mortgage Association Corporation
2,069,912	USD		3.414% due 11/01/2035 (6)	2,153,649
1,554,760	USD		5.564% due 02/01/2036 (6)	1,634,595
39,724,943	USD		6.000% due 06/01/2036-02/01/2038	42,339,932
6,735,978	USD		5.644% due 06/01/2037 (6)	7,087,250
8,584,511	USD		5.815% due 12/01/2037 (6)	9,059,600

				62,275,026

			Federal National Mortgage Association Corporation TBA
13,700,000	USD		4.500% due 05/01/2025	14,241,575

			Government National Mortgage Association
38,625,538	USD		6.000% due 07/15/2034-09/15/2038	41,511,864

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued

			U.S. Treasury Bonds
4,280,000	USD		3.500% due 02/15/2039	$3,576,475
6,310,000	USD		4.250% due 05/15/2039	6,026,050
10,565,000	USD		4.500% due 08/15/2039	10,513,823
4,410,000	USD		4.375% due 11/15/2039	4,300,438

				24,416,786

			U.S. Treasury Inflation Indexed Bonds
4,923,187	USD		1.875% due 07/15/2019	5,216,653
13,618,155	USD		2.500% due 01/15/2029	15,126,788
6,222,942	USD		3.875% due 04/15/2029	8,262,412

				28,605,853

			U.S. Treasury Notes
24,440,000	USD		1.750% due 04/15/2013	24,627,113
8,150,000	USD		2.500% due 03/31/2015	8,192,021
10,390,000	USD		3.625% due 02/15/2020	10,360,783

				43,179,917

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $287,194,647)	298,914,436

FOREIGN GOVERNMENT AND AGENCY BONDS—14.0%
			Canada—6.6%
			Canada Housing Trust
8,400,000	CAD		2.950% due 03/15/2015	8,165,068

			Canadian Government Bond
16,800,000	CAD		1.750% due 03/01/2013	16,236,692
76,490,000	CAD		2.500% due 06/01/2015	73,571,362

				89,808,054

			Province of British Columbia
4,750,000	USD		2.850% due 06/15/2015	4,782,367

			Province of Ontario
8,790,000	USD		2.950% due 02/05/2015	8,865,216

				111,620,705

			Brazil—2.9%
			Brazil Notas do Tesouro Nacional, Series B
56,129,886	BRL		6.000% due 05/15/2015	32,037,558

See Notes to Financial Statements

70	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued
			Brazil—Continued

			Brazil Notas do Tesouro Nacional, Series F
28,700,000	BRL		10.000% due 01/01/2012	$15,984,942

				48,022,500

			France—2.3%
			France Government Bond
27,810,000	EUR		4.000% due 10/25/2038	37,829,118

			Australia—1.0%
			Australian Government Bond
18,250,000	AUD		6.250% due 04/15/2015	17,421,960

			Norway—0.5%
			Kommunalbanken AS
7,550,000	USD		2.750% due 05/05/2015 (9)	7,499,981

			Qatar—0.4%
			State of Qatar
7,190,000	USD		4.000% due 01/20/2015 (5)(9)	7,414,687

			Bahrain—0.2%
			Kingdom of Bahrain
3,810,000	USD		5.500% due 03/31/2020 (9)	3,864,689

			Bahamas—0.1%
			Commonwealth of Bahamas
2,400,000	USD		6.950% due 11/20/2029 (5)(9)	2,450,522

			TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $230,023,106)	236,124,162

MUNICIPAL OBLIGATIONS—1.6%
			United States—1.6%
			East Bay Municipal Utility District, Revenue Bonds
4,910,000	USD		5.874% due 06/01/2040	5,185,746

			Metropolitan Transportation Authority, Revenue Bonds
2,500,000	USD		7.336% due 11/15/2039	2,926,650

			New York City, General Obligation Unlimited
3,630,000	USD		5.968% due 03/01/2036	3,712,328

			State of California, General Obligation Unlimited
5,360,000	USD		6.650% due 03/01/2022	5,683,476

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
MUNICIPAL OBLIGATIONS—Continued
			United States—Continued

			State of Illinois, General Obligation Unlimited
3,400,000	USD		4.071% due 01/01/2014	$3,446,104

			State of Texas, General Obligation Unlimited
5,260,000	USD		5.517% due 04/01/2039	5,502,696

			TOTAL MUNICIPAL OBLIGATIONS (Cost $25,364,147)	26,457,000

REPURCHASE AGREEMENT—5.8%
			United States—5.8%
98,719,867	USD		State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with maturity value of $98,719,949 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates of 4.000%, with maturities of 12/15/2017, and an aggregate fair value of $100,694,918. (Cost $98,719,867)	98,719,867

			TOTAL INVESTMENTS—100.7% (Cost $1,628,798,249)	1,693,211,521
			OTHER ASSETS AND LIABILITIES—(0.7)%	(12,207,476)

			TOTAL NET ASSETS—100.0%	$1,681,004,045

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,629,910,600.

See Notes to Financial Statements

72	Artio Global Funds ï 2010 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/24/10	UBS AG	AUD	8,540,000	7,884,185	7,852,103	$32,082
05/04/10	Credit Suisse	BRL	35,040,000	20,158,205	20,000,000	158,205
05/04/10	Goldman Sachs	BRL	48,338,000	27,808,428	27,598,059	210,369
06/22/10	JPMorgan Chase Bank N.A.	CAD	16,505,906	16,249,596	16,162,296	87,300
06/22/10	UBS AG	CAD	19,409,528	19,108,129	19,182,343	(74,214)
06/22/10	Westpac Banking	CAD	16,830,000	16,568,657	16,587,818	(19,161)
07/15/10	Deutsche Bank	EUR	5,386,087	7,172,842	7,164,465	8,377
05/24/10	Goldman Sachs	INR	757,370,000	17,041,354	16,992,820	48,534
05/24/10	Credit Suisse	KRW	18,842,750,000	16,990,831	16,880,403	110,428
07/22/10	Standard Chartered Bank	KRW	19,338,543,787	17,410,402	17,281,987	128,415
06/23/10	Credit Suisse	MXN	202,630,000	16,372,891	15,926,275	446,616
06/23/10	Goldman Sachs	MXN	203,820,000	16,469,045	16,476,294	(7,249)
06/23/10	JPMorgan Chase Bank N.A.	MXN	208,070,000	16,812,453	16,459,281	353,172
07/06/10	Credit Suisse	MYR	27,900,000	8,730,345	8,645,801	84,544
07/06/10	Goldman Sachs	MYR	27,900,000	8,730,345	8,560,908	169,437
07/02/10	Credit Suisse	RUB	244,200,000	8,315,061	8,258,370	56,691
07/02/10	JPMorgan Chase Bank N.A.	RUB	244,200,000	8,315,061	8,256,974	58,087
07/07/10	Deutsche Bank	SEK	119,934,381	16,562,851	16,640,000	(77,149)
07/07/10	JPMorgan Chase Bank N.A.	SEK	120,072,818	16,581,969	16,720,000	(138,031)

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,636,453

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/24/10	UBS AG	AUD	8,540,000	7,884,186	7,858,679	$(25,507)
05/24/10	Westpac Banking	AUD	8,200,000	7,570,295	7,530,880	(39,415)
05/04/10	Credit Suisse	BRL	35,040,000	20,158,205	19,418,121	(740,084)
05/04/10	Goldman Sachs	BRL	48,338,000	27,808,428	26,803,815	(1,004,613)

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	73

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2010

Artio Total Return Bond Fund

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/02/10	Credit Suisse	BRL	35,040,000	20,039,036	19,868,451	$(170,585)
06/02/10	Goldman Sachs	BRL	48,338,000	27,644,033	27,419,593	(224,440)
05/28/10	Deutsche Bank	CAD	8,231,505	8,104,049	8,227,679	123,630
06/22/10	JPMorgan Chase Bank N.A	CAD	8,765,433	8,629,320	8,740,000	110,680
06/22/10	UBS AG	CAD	17,810,000	17,533,439	17,703,197	169,758
06/22/10	Westpac Banking	CAD	16,830,000	16,568,657	16,791,547	222,890
07/15/10	Deutsche Bank	EUR	33,477,992	44,583,824	44,764,583	180,759
07/07/10	JPMorgan Chase Bank N.A.	SEK	240,007,199	33,144,820	33,339,930	195,110

Net unrealized depreciation on forward foreign exchange contracts to sell						$(1,201,817)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— New Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements

74	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio Total Return Bond Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Asset Backed Securities	31.4%	$527,435,347
Corporate Bonds	30.1	505,560,709
U.S. Government and Agency Obligations	17.8	298,914,436
Foreign Government and Agency Bonds	14.0	236,124,162
Municipal Obligations	1.6	26,457,000
Short-term Investment	5.8	98,719,867

Total Investments	100.7	1,693,211,521
Other Assets and Liabilities (Net)	(0.7)	(12,207,476)

Net Assets	100.0%	$1,681,004,045

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	75

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—67.0%
			United States—51.1%
			ABN Amro NA
15,045,000	USD		6.523% due 12/29/2049 (5)(6)(9)	$13,239,508

			Activant Solutions
13,368,000	USD		9.500% due 05/01/2016 (5)	12,933,540

			AES Corp
3,635,000	USD		9.750% due 04/15/2016 (5)(9)	3,989,413
20,615,000	USD		8.000% due 06/01/2020 (5)	21,233,450

				25,222,863

			AGCO Corp
6,970,000	EUR		6.875% due 04/15/2014 (5)	9,465,809

			Alliant Techsystems
13,725,000	USD		6.750% due 04/01/2016 (5)	14,102,437

			Allison Transmission
16,830,000	USD		11.000% due 11/01/2015 (5)(9)	18,260,550
6,849,720	USD		11.250% due 11/01/2015 (5)(9)	7,431,946

				25,692,496

			Amsted Industries
3,670,000	USD		8.125% due 03/15/2018 (5)(9)	3,688,350

			Aramark Corp
20,605,000	USD		3.749% due 02/01/2015 (5)(6)	19,677,775

			Arch Coal
21,474,000	USD		8.750% due 08/01/2016 (5)(9)	22,977,180

			ArvinMeritor Inc
4,555,000	USD		10.625% due 03/15/2018 (5)	4,919,400

			Asbury Automotive
6,980,000	USD		8.000% due 03/15/2014 (5)	7,041,075
300,000	USD		7.625% due 03/15/2017 (5)	289,500

				7,330,575

			ATP Oil & Gas
54,595,000	USD		11.875% due 05/01/2015 (5)(9)	54,731,487

			Avis Budget Car Rental
1,485,000	USD		9.625% due 03/15/2018 (5)(9)	1,611,225

See Notes to Financial Statements

76	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Berry Plastics
1,800,000	USD		9.500% due 05/15/2018 (5)(9)	$1,793,250

			Boise Paper Holdings
5,385,000	USD		9.000% due 11/01/2017 (5)(9)	5,802,338
2,455,000	USD		8.000% due 04/01/2020 (5)(9)	2,540,925

				8,343,263

			C&S Group Enterprises
635,000	USD		8.375% due 05/01/2017 (5)(9)	642,938

			Calpine Corp
3,775,000	USD		7.250% due 10/15/2017 (5)(9)	3,680,625

			Capital One Capital III
5,091,000	USD		7.686% due 08/15/2036	5,040,090

			Casella Waste Systems
18,405,000	USD		9.750% due 02/01/2013 (5)	18,635,062
5,780,000	USD		11.000% due 07/15/2014 (5)(9)	6,300,200

				24,935,262

			Citigroup Capital XXI, Multi-Coupon
7,505,000	USD		8.300% due 12/21/2057 (5)(6)	7,542,525

			Clear Channel Worldwide, Series A
2,755,000	USD		9.250% due 12/15/2017 (5)(9)	2,954,738

			Clear Channel Worldwide, Series B
38,647,000	USD		9.250% due 12/15/2017 (5)(9)	41,593,834

			Cloud Peak Energy Resources
17,775,000	USD		8.250% due 12/15/2017 (5)(9)	18,308,250
10,845,000	USD		8.500% due 12/15/2019 (5)(9)	11,224,575

				29,532,825

			Comerica Capital Trust II, Multi-Coupon
5,265,000	USD		6.576% due 02/20/2037 (5)(6)	4,738,500

			Cooper-Standard Automotive
3,725,000	USD		7.000% due 12/15/2012 (4)(5)(7)	4,069,563
6,700,000	USD		8.500% due 05/01/2018 (5)(9)	6,700,000

				10,769,563

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	77

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Delta Air Lines
9,925,000	USD		9.500% due 09/15/2014 (5)(9)	$10,557,719

			DPH Holdings
1,500,000	USD		6.550% due 06/15/2006 (7)	52,500

			Dresser-Rand Group
7,405,000	USD		7.375% due 11/01/2014 (5)	7,516,075

			E*Trade Financial
6,685,000	USD		12.500% due 11/30/2017 (5)	8,022,000

			Edgen Murray
4,605,000	USD		12.250% due 01/15/2015 (5)(9)	4,558,950

			El Paso
4,000,000	USD		8.050% due 10/15/2030	4,068,284
9,515,000	USD		7.800% due 08/01/2031 (5)	9,542,213

				13,610,497

			Energy Future Holdings
11,310,000	USD		10.000% due 01/15/2020 (5)(9)	11,932,050

			Exide Technologies, Series B
30,390,000	USD		10.500% due 03/15/2013 (5)	31,263,712

			Ford Motor Credit
4,065,000	USD		8.000% due 06/01/2014	4,276,160
6,870,000	USD		7.000% due 04/15/2015	6,993,612
3,200,000	USD		8.000% due 12/15/2016	3,415,245
17,145,000	USD		8.125% due 01/15/2020	18,195,457

				32,880,474

			Freescale Semiconductor
4,795,000	USD		9.250% due 04/15/2018 (5)(9)	5,010,775

			Frontier Communications
16,715,000	USD		9.000% due 08/15/2031 (5)	16,965,725

			General Motors
2,240,000	USD		7.125% due 07/15/2013 (5)(7)	840,000
7,200,000	USD		8.800% due 03/01/2021 (7)	2,610,000
29,645,000	USD		8.250% due 07/15/2023 (5)(7)	11,116,875
2,485,000	USD		8.100% due 06/15/2024 (5)(7)	869,750
2,415,000	EUR		8.375% due 07/05/2033 (7)	1,213,833
3,550,000	USD		8.375% due 07/15/2033 (5)(7)	1,375,625

See Notes to Financial Statements

78	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued
			General Motors—Continued

3,460,000	USD		7.375% due 05/23/2048 (5)(7)	$1,245,600

				19,271,683

			GMAC Inc
12,020,000	USD		8.000% due 03/15/2020 (9)	12,440,700

			Goldman Sachs
14,725,000	USD		6.750% due 10/01/2037 (5)	14,321,255

			HCA Inc
2,864,000	USD		7.190% due 11/15/2015 (5)	2,785,240
10,590,000	USD		8.500% due 04/15/2019 (5)(9)	11,688,712
3,859,000	USD		7.250% due 09/15/2020 (5)(9)	4,047,126

				18,521,078

			Headwaters Inc
20,686,000	USD		11.375% due 11/01/2014 (5)	21,978,875

			Hertz Corp
10,870,000	EUR		7.875% due 01/01/2014 (5)	14,780,407

			Holly Corp
1,973,000	USD		9.875% due 06/15/2017 (5)(9)	2,061,785

			Hornbeck Offshore Services
10,970,000	USD		8.000% due 09/01/2017 (5)	11,189,400

			IASIS Healthcare Capital
11,449,000	USD		8.750% due 06/15/2014 (5)	11,821,092

			IMS Health
21,625,000	USD		12.500% due 03/01/2018 (5)(9)	25,274,219

			ING Capital
12,360,000	USD		8.439% due 12/29/2049 (5)(6)	11,772,900

			Ingles Markets
5,520,000	USD		8.875% due 05/15/2017 (5)	5,865,000

			International Lease Finance
12,190,000	USD		8.625% due 09/15/2015 (9)	12,068,100
10,330,000	USD		8.750% due 03/15/2017 (9)	10,278,350

				22,346,450

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Invacare Corp
7,790,000	USD		9.750% due 02/15/2015 (5)	$8,471,625

			Inverness Medical Innovations
3,365,000	USD		7.875% due 02/01/2016 (5)	3,331,350
2,350,000	USD		7.875% due 02/01/2016 (5)(9)	2,326,500
7,740,000	USD		9.000% due 05/15/2016 (5)	7,914,150

				13,572,000

			iPCS Inc
17,965,541	USD		3.499% due 05/01/2014 (5)(6)	16,887,609

			JohnsonDiversey Holdings
3,200,000	USD		8.250% due 11/15/2019 (5)(9)	3,376,000
4,805,000	USD		10.500% due 05/15/2020 (5)(9)	5,369,588

				8,745,588

			JP Morgan Chase Capital XX, Series T
2,460,000	USD		6.550% due 09/29/2036 (5)	2,354,626

			K Hovnanian Enterprises
920,000	USD		6.500% due 01/15/2014 (5)	818,800
2,400,000	USD		6.375% due 12/15/2014 (5)	2,064,000
1,638,000	USD		6.250% due 01/15/2015 (5)	1,392,300
7,740,000	USD		6.250% due 01/15/2016 (5)	6,462,900
17,975,000	USD		8.625% due 01/15/2017 (5)	15,728,125

				26,466,125

			KB Home
3,910,000	USD		5.875% due 01/15/2015 (5)	3,807,363
3,865,000	USD		9.100% due 09/15/2017 (5)	4,183,863

				7,991,226

			Knight Ridder
17,479,000	USD		5.750% due 09/01/2017 (5)	12,584,880
6,700,000	USD		7.150% due 11/01/2027 (5)	4,187,500
18,906,000	USD		6.875% due 03/15/2029 (5)	11,721,720

				28,494,100

			Landry’s Restaurant
10,600,000	USD		11.625% due 12/01/2015 (5)(9)	11,501,000

See Notes to Financial Statements

80	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			LBI Escrow
7,020,000	USD		8.000% due 11/01/2017 (5)(9)	$7,292,025

			Lear Corp
525,000	USD		8.125% due 03/15/2020 (5)	538,125

			Lennar Corp
4,600,000	USD		12.250% due 06/01/2017 (5)	5,612,000

			Level 3 Financing
12,057,000	USD		4.140% due 02/15/2015 (5)(6)	10,338,878
22,145,000	USD		10.000% due 02/01/2018 (5)(9)	21,923,550

				32,262,428

			Limited Brands
1,195,000	USD		7.000% due 05/01/2020 (5)	1,224,875

			MacDermid Inc
10,107,000	USD		9.500% due 04/15/2017 (5)(9)	10,486,012

			MagnaChip Semiconductor
5,250,000	USD		10.500% due 04/15/2018 (5)(9)	5,565,000

			Marquette Transportation
18,150,000	USD		10.875% due 01/15/2017 (5)(9)	18,717,187

			McJunkin Red Man
12,015,000	USD		9.500% due 12/15/2016 (5)(9)	12,570,694

			Merge Healthcare
13,090,000	USD		11.750% due 05/01/2015 (5)(9)	12,959,100

			Meritage Homes
9,855,000	USD		7.731% due 04/30/2017 (5)(9)	8,943,413

			Mirant Americas Generation
3,555,000	USD		8.500% due 10/01/2021 (5)	3,466,125
37,457,650	USD		9.125% due 05/01/2031 (5)	35,397,479

				38,863,604

			Montana Re
3,025,000	USD		10.002% due 12/07/2012 (4)(6)(9)	3,005,338

			NES Rentals Holdings
6,115,000	USD		12.250% due 04/15/2015 (5)(9)	5,908,619

			New Albertsons
5,942,000	USD		7.750% due 06/15/2026	5,169,540

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	81

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued
			New Albertsons—Continued

4,420,000	USD		6.625% due 06/01/2028	$3,359,200
10,825,000	USD		7.450% due 08/01/2029 (5)	9,363,625
5,230,000	USD		8.700% due 05/01/2030 (5)	4,955,425

				22,847,790

			New Communications
14,400,000	USD		8.750% due 04/15/2022 (5)(9)	14,904,000

			NewMarket Corp
7,675,000	USD		7.125% due 12/15/2016 (5)	7,675,000

			NewPage Corp
7,675,000	USD		11.375% due 12/31/2014 (5)	7,924,438

			NII Capital
6,995,000	USD		8.875% due 12/15/2019 (5)(9)	7,449,675

			NRG Energy
6,731,000	USD		7.375% due 02/01/2016 (5)	6,680,518
10,810,000	USD		8.500% due 06/15/2019 (5)	11,039,712

				17,720,230

			Plains Exploration & Production
8,960,000	USD		10.000% due 03/01/2016 (5)	9,968,000
10,055,000	USD		8.625% due 10/15/2019 (5)	10,683,437
8,150,000	USD		7.625% due 04/01/2020 (5)	8,200,938

				28,852,375

			PNC Preferred Funding Trust I
8,980,000	USD		6.517% due 12/31/2049 (5)(6)(9)	7,701,185

			Rite Aid
3,450,000	USD		10.375% due 07/15/2016 (5)	3,738,938
22,535,000	USD		10.250% due 10/15/2019 (5)	24,732,162

				28,471,100

			Sanmina-SCI Corp
39,874,000	USD		3.007% due 06/15/2014 (5)(6)(9)	38,279,040

			Sorenson Communications
10,980,000	USD		10.500% due 02/01/2015 (5)(9)	10,760,400

			SS&C Technologies
3,840,000	USD		11.750% due 12/01/2013 (5)	4,094,400

See Notes to Financial Statements

82	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Stanadyne Corp
9,605,000	USD		12.000% due 02/15/2015 (5)(6)(8)	$7,635,975

			Stanadyne Corp, Series 1
8,135,000	USD		10.000% due 08/15/2014 (4)(5)	7,728,250

			Standard Pacific
3,595,000	USD		7.000% due 08/15/2015 (5)	3,541,075
28,200,000	USD		10.750% due 09/15/2016 (5)	32,077,500

				35,618,575

			Successor X
5,850,000	USD		Zero Coupon due 12/09/2010 (4)(9)	5,212,765

			SunGard Data Systems
20,255,000	USD		10.625% due 05/15/2015 (5)	22,432,412
8,915,000	USD		10.250% due 08/15/2015 (5)	9,438,756

				31,871,168

			Toys R Us
1,650,000	USD		7.375% due 10/15/2018 (5)	1,621,125

			Toys R Us Property
5,850,000	USD		10.750% due 07/15/2017 (5)(9)	6,669,000
3,055,000	USD		8.500% due 12/01/2017 (5)(9)	3,245,938

				9,914,938

			Travelport LLC
24,800,000	USD		4.877% due 09/01/2014 (5)(6)	24,118,000
8,445,000	EUR		5.283% due 09/01/2014 (5)(6)	10,513,227

				34,631,227

			UBS Preferred Funding
8,505,000	USD		8.622% due 10/29/2049 (5)(6)	8,412,261

			United Air Lines
23,885,000	USD		9.875% due 08/01/2013 (5)(9)	25,138,962

			United Rentals North America
30,194,000	USD		9.250% due 12/15/2019 (5)	32,458,550

			Universal Hospital Services
23,778,000	USD		3.859% due 06/01/2015 (5)(6)	20,449,080

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued
			Universal Hospital Services—Continued

860,000	USD		8.500% due 06/01/2015 (5)	$857,850

				21,306,930

			Vanguard Health
28,075,000	USD		8.000% due 02/01/2018 (5)(9)	27,934,625

			Verso Paper, Series B
5,500,000	USD		4.078% due 08/01/2014 (5)(6)	5,032,500
14,580,000	USD		9.125% due 08/01/2014 (5)	14,944,500
21,820,000	USD		11.375% due 08/01/2016 (5)	21,001,750

				40,978,750

			WCA Waste
7,325,000	USD		9.250% due 06/15/2014 (5)	7,444,031

			Wells Fargo Capital XIII, Multi-Coupon
4,650,000	USD		7.700% due 12/29/2049 (5)(6)	4,859,250

			Western Express
1,320,000	USD		12.500% due 04/15/2015 (5)(9)	1,296,900

			Windstream Corp
22,860,000	USD		7.875% due 11/01/2017 (5)	22,802,850

			Wyle Services
18,950,000	USD		10.500% due 04/01/2018 (5)(9)	19,826,437

				1,522,980,900

			Canada—2.7%
			Garda World Security
13,000,000	USD		9.750% due 03/15/2017 (5)(9)	13,536,250

			Great Canadian Gaming
16,225,000	USD		7.250% due 02/15/2015 (5)(9)	16,164,156

			Patheon Inc
5,615,000	USD		8.625% due 04/15/2017 (5)(9)	5,699,225

			Reliance Intermediate
12,950,000	USD		9.500% due 12/15/2019 (5)(9)	13,743,188

			Telesat Canada
11,915,000	USD		11.000% due 11/01/2015 (5)	13,404,375

See Notes to Financial Statements

84	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Canada—Continued
			Telesat Canada—Continued

16,347,000	USD		12.500% due 11/01/2017 (5)	$19,146,424

				32,550,799

				81,693,618

			United Kingdom—2.5%
			Barclays Bank
4,126,000	USD		5.926% due 09/29/2049 (5)(6)(9)	3,775,290

			Barclays Bank, Series 1
6,870,000	USD		6.278% due 12/29/2049 (4)(5)(6)	5,822,325

			HBOS Capital Funding
11,490,000	USD		6.071% due 06/29/2049 (5)(6)(9)	9,393,075

			Intelsat Bermuda
19,266,250	USD		11.500% due 02/04/2017 (5)	20,422,225

			Intelsat Subsidiary Holding
14,265,000	USD		8.875% due 01/15/2015 (5)	14,906,925

			Kerling Plc
3,615,000	EUR		10.625% due 01/28/2017 (5)(9)	5,132,065

			LBG Capital No. 1
1,520,000	EUR		6.439% due 05/23/2020	1,679,757

			LBG Capital No. 2
9,255,000	EUR		6.385% due 05/12/2020	10,243,134

			Royal Bank of Scotland, Multi-Coupon
4,470,000	USD		7.640% due 03/31/2049 (5)(6)(7)	2,916,675

				74,291,471

			Ireland—1.4%
			Allied Irish Banks
7,318,000	EUR		12.500% due 06/25/2019	11,648,189

			Ardagh Glass Finance
12,595,000	EUR		7.125% due 06/15/2017 (5)	16,601,914
855,000	EUR		8.750% due 02/01/2020 (5)(9)	1,201,001

				17,802,915

			ATLAS VI Capital
2,715,000	EUR		10.135% due 04/06/2013 (4)(6)(9)	3,757,132

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	85

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Ireland—Continued

			Bank of Ireland
5,820,000	GBP		9.250% due 09/07/2020 (5)(6)	$9,468,078

				42,676,314

			Netherlands—1.3%
			BLT Finance
4,500,000	USD		7.500% due 05/15/2014	3,534,012

			Impress Holdings
1,320,000	USD		3.428% due 09/15/2013 (5)(6)(9)	1,273,800
421,000	EUR		3.769% due 09/15/2013 (5)(6)(9)	547,928
4,990,000	EUR		3.769% due 09/15/2013 (5)(6)	6,494,446

				8,316,174

			KazMunaiGaz Finance Sub
1,305,000	USD		7.000% due 05/05/2020 (9)	1,282,071

			Sensata Technologies
4,490,000	USD		8.000% due 05/01/2014 (5)	4,680,825
12,725,000	EUR		9.000% due 05/01/2016 (5)	17,959,261

				22,640,086

			Ziggo Bond
3,100,000	EUR		8.000% due 05/15/2018 (5)(9)	4,153,291

				39,925,634

			Indonesia—1.2%
			GT 2005 Bonds, Multi-Coupon
18,645,000	USD		5.000% due 07/21/2014 (5)(8)	16,561,794

			Listrindo Capital
3,765,000	USD		9.250% due 01/29/2015 (5)(9)	4,034,145

			Media Nusantara Citra
15,117,134	USD		10.750% due 09/12/2011	15,303,725

				35,899,664

			Norway—1.1%
			Trico Shipping
31,249,065	USD		11.875% due 11/01/2014 (5)(9)	31,756,862

			Brazil—0.9%
			CESP Companhia Energetica Sao Paulo
17,281,000	BRL		9.750% due 01/15/2015 (4)	12,560,446

See Notes to Financial Statements

86	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Brazil—Continued
			CESP Companhia Energetica Sao Paulo—Continued

10,270,000	BRL		9.750% due 01/15/2015 (4)(9)	$7,464,601

				20,025,047

			Fibria Overseas Finance
5,600,000	USD		9.250% due 10/30/2019 (5)(9)	6,538,000

				26,563,047

			Germany—0.8%
			UPC Germany GmbH
1,130,000	USD		8.125% due 12/01/2017 (5)(9)	1,158,250
16,360,000	EUR		8.125% due 12/01/2017 (5)(9)	22,653,819

				23,812,069

			Italy—0.7%
			Wind Acquisition Finance
3,200,000	USD		11.750% due 07/15/2017 (5)(9)	3,576,000
2,650,000	EUR		11.750% due 07/15/2017 (5)(9)	3,934,101

				7,510,101

			Wind Acquisition Holdings Finance
10,010,000	EUR		12.250% due 07/15/2017 (5)(9)	13,694,327

				21,204,428

			Russia—0.7%
			Evraz Group
4,550,000	USD		8.875% due 04/24/2013 (5)	4,811,625
4,455,000	USD		8.250% due 11/10/2015 (5)	4,655,475
2,295,000	USD		8.250% due 11/10/2015 (5)(9)	2,340,900
7,905,000	USD		9.500% due 04/24/2018 (5)	8,616,450

				20,424,450

			Mexico—0.6%
			Alestra SA
13,060,000	USD		11.750% due 08/11/2014	14,855,750

			MultiCat Mexico 2009, Series B
1,965,000	USD		10.335% due 10/19/2012 (4)(6)(9)	1,967,161

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Mexico—Continued

			MultiCat Mexico 2009, Series C
1,965,000	USD		10.335% due 10/19/2012 (4)(6)(9)	$1,967,162

				18,790,073

			France—0.5%
			Europcar Group
5,770,000	EUR		4.162% due 05/15/2013 (5)(6)(9)	7,183,105
1,115,000	EUR		4.162% due 05/15/2013 (5)(6)	1,388,069
3,385,000	EUR		8.125% due 05/15/2014 (5)	4,484,423
1,200,000	EUR		8.125% due 05/15/2014 (5)(9)	1,589,751

				14,645,348

			Ukraine—0.4%
			DTEK Finance
10,985,000	USD		9.500% due 04/28/2015 (9)	11,039,925

			Greece—0.3%
			Hellas Telecommunications
9,645,000	EUR		4.644% due 10/15/2012 (5)(6)	8,732,447

			Czech Republic—0.3%
			Central European Media Enterprises
1,485,000	EUR		2.616% due 05/15/2014 (5)(6)	1,710,280
4,290,000	EUR		11.625% due 09/15/2016 (5)(9)	6,254,552

				7,964,832

			Ghana—0.3%
			Barclays Bank
10,200,000	GHS		19.000% due 10/28/2010	7,218,684

			Sweden—0.1%
			TVN Finance
2,205,000	EUR		10.750% due 11/15/2017 (5)	3,288,442

			Switzerland—0.1%
			UBS AG
2,785,000	EUR		4.280% due 04/29/2049 (5)(6)	3,209,350

See Notes to Financial Statements

88	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued

			Hungary—0.0%
			HTCC Holdco I
19	EUR		10.894% due 04/15/2013 (4)(5)(6)(9)	$13

			TOTAL CORPORATE BONDS (Cost $1,867,539,293)	1,996,117,571

BANK LOANS—17.9%
			United States—13.8%
			Allison Transmission
2,327,050	USD		3.014% due 08/07/2014 (6)	2,230,252

			Astoria Generating
19,525,578	USD		4.030% due 08/23/2013 (6)	19,094,395

			CIT Group
7,682,500	USD		9.500% due 01/18/2012 (6)	7,869,761
17,577,514	USD		13.000% due 01/20/2012 (6)	18,152,137

				26,021,898

			Coinmach Corp
4,962,312	USD		3.255% due 11/14/2014 (6)	4,495,026
21,208,966	USD		3.260% due 11/20/2014 (6)	19,088,069

				23,583,095

			Delta Air Lines
18,900,000	USD		2.253% due 04/30/2012 (6)	17,992,800

			Federal-Mogul
13,260,829	USD		2.189% due 12/29/2014 (6)	12,155,764
7,147,151	USD		2.196% due 12/28/2015 (6)	6,551,557

				18,707,321

			First Data
7,184,733	USD		3.032% due 09/24/2014 (6)	6,468,954

			Ford Motor
2,434,997	USD		2.075% due 11/30/2013 (6)(13)	2,165,625
2,377,409	USD		2.087% due 11/30/2013 (6)	2,114,408
1,964,253	USD		3.260% due 12/16/2013 (6)	1,893,750
22,158,304	USD		3.284% due 12/16/2013 (6)	21,434,702

				27,608,485

			Gate Gourmet Borrower
19,528,862	USD		2.790% due 05/31/2013 (6)	18,005,611

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	89

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
BANK LOANS—Continued
			United States—Continued
			Gate Gourmet Borrower—Continued

4,192,842	EUR		3.135% due 05/31/2013 (6)	$3,892,354

				21,897,965

			Hawker Beechcraft Acquisition
29,719,806	USD		2.278% due 03/26/2014 (6)	25,591,547
1,767,633	USD		2.290% due 03/26/2014 (6)	1,522,098

				27,113,645

			HCA Inc
4,867,136	USD		2.540% due 11/18/2013 (6)	4,742,723

			HHI Holding
23,100,000	USD		10.500% due 03/30/2015 (6)	23,482,605

			Inverness Medical
6,714,216	USD		4.502% due 06/26/2015 (6)	6,686,238

			N.E.W. Holdings I LLC
29,355,000	USD		9.500% due 03/22/2017 (6)	29,079,797

			Progressive Moulded Products
1,412,932	USD		8.399% due 08/16/2011 (4)(6)(7)	88,308

			Six Flags Theme Parks
23,935,000	USD		9.250% due 10/21/2016 (6)	24,473,538

			Spectrum Brands
791,422	USD		8.000% due 06/29/2012 (6)	791,620
17,477,339	USD		8.000% due 06/29/2012 (6)	17,481,709
13,886,316	EUR		8.500% due 06/30/2012 (6)	13,868,958

				32,142,287

			SS&C Technologies
2,980,776	USD		2.294% due 11/28/2012 (6)	2,958,420

			Swift Transportation
44,062,605	USD		6.313% due 05/10/2014 (6)	42,992,016

			Texas Competitive Electric
28,347,209	USD		3.752% due 10/10/2014 (6)	23,323,126

			Univision Communications
32,831,076	USD		2.540% due 09/29/2014 (6)	29,991,188

				410,679,056

See Notes to Financial Statements

90	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
BANK LOANS—Continued

			Netherlands—1.7%
			Sensata Technologies
31,114,508	EUR		2.646% due 04/26/2013 (6)	$29,753,248

			UPC Broadband
23,480,116	EUR		2.995% due 12/31/2014 (6)	22,576,132

				52,329,380

			United Kingdom—1.3%
			Ineos Holdings
39,823,918	EUR		6.401% due 12/16/2015 (6)	39,565,063

			Germany—1.1%
			Kabel Deutschland
32,053,088	EUR		7.990% due 11/18/2014 (6)	32,468,785

			TOTAL BANK LOANS (Cost $489,681,528)	535,042,284

FOREIGN GOVERNMENT BONDS—2.9%
			Brazil—1.0%
			Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL		10.000% due 01/01/2012	19,836,366
17,085,000	BRL		10.000% due 01/01/2013	9,290,939

				29,127,305

			Indonesia—0.9%
			Indonesia Treasury Bond
72,117,000,000	IDR		9.000% due 09/15/2013	8,351,323
41,600,000,000	IDR		9.000% due 09/15/2018	4,804,011
117,200,000,000	IDR		10.000% due 09/15/2024	13,973,480

				27,128,814

			Venezuela—0.7%
			Venezuela Government International Bond
18,715,000	USD		7.750% due 10/13/2019	13,568,375
10,685,000	USD		9.250% due 05/07/2028	7,960,325

				21,528,700

			Ghana—0.3%
			Ghana Government Bond
4,400,000	GHS		14.470% due 12/15/2011 (4)	3,144,568
6,500,000	GHS		15.000% due 12/10/2012 (4)	4,758,890

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued
			Ghana—Continued
			Ghana Government Bond—Continued

2,800,000	GHS		19.000% due 01/14/2013 (4)	$2,232,745

				10,136,203

			TOTAL FOREIGN GOVERNMENT BONDS (Cost $81,989,712)	87,921,022

CONVERTIBLE BONDS—1.2%
			United States—0.6%
			Carrizo Oil & Gas
20,655,000	USD		4.375% due 06/01/2028 (5)	18,589,500

			Czech Republic—0.6%
			Central European Media Enterprises
19,765,000	USD		3.500% due 03/15/2013 (9)	17,467,319

			TOTAL CONVERTIBLE BONDS (Cost $26,162,714)	36,056,819

Share
Amount
COMMON STOCKS—0.5%
			United States—0.5%
28,233	USD		Federal Mogul (1)	536,992
168,746	USD		Lear Corp (1)	13,698,800

			TOTAL COMMON STOCKS (Cost $7,173,542)	14,235,792

PREFERRED STOCKS—0.3%
			United States—0.3%
			Lear Corp
94,683	USD		Zero Coupon (5)	7,574,640

			Merrill Lynch Capital Trust II
1,600	USD		6.450% (5)	32,552

			TOTAL PREFERRED STOCKS (Cost $3,446,564)	7,607,192

See Notes to Financial Statements

92	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
CREDIT LINKED NOTE—0.2%
			Ukraine—0.2%
			ING Americas Issuance
50,000,000	UAH		20.000% due 10/31/2012 (Cost $5,830,944)(4)	$7,090,496

Share
Amount
WARRANTS—0.1%
			United States—0.1%
23,546	USD		Lear Corp (1) (Cost $849,986)	1,913,112

Face
Value
REPURCHASE AGREEMENT—9.4%
			United States—9.4%
280,878,392	USD		State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with a maturity value of $280,878,626 and an effective yield of 0.01%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.176% - 6.500%, maturities ranging from 07/22/2010-11/25/2039 and an aggregate fair value of $286,987,509. (Cost $280,878,392)	280,878,392

TIME DEPOSIT—0.1%
			United States—0.1%
			State Street Euro Dollar Time Deposit
2,960,000	USD		0.010% due 05/03/2010 (Cost $2,960,000)(11)	2,960,000

			TOTAL INVESTMENTS—99.6% (Cost $2,766,512,675)	2,969,822,680
			OTHER ASSETS AND LIABILITIES—0.4%	11,048,250

			TOTAL NET ASSETS—100.0%	$2,980,870,930

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	93

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio Global High Income Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,771,082,909.

See Notes to Financial Statements

94	Artio Global Funds ï 2010 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2010

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/11/10	Brown Brothers Harriman & Co	EUR	1,480,000	1,970,595	2,000,708	$(30,113)
05/11/10	JPMorgan Chase Bank N.A.	EUR	50,625,000	67,406,359	67,722,581	(316,222)
06/16/10	JPMorgan Chase Bank N.A.	MXN	251,639,400	20,347,600	19,005,997	1,341,603
07/08/10	JPMorgan Chase Bank N.A.	MXN	171,162,680	13,808,710	13,130,000	678,710

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,673,978

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
05/11/10	Brown Brothers Harriman & Co	EUR	175,054,830	233,082,642	238,397,527	$5,314,885
05/11/10	JPMorgan Chase Bank N.A.	EUR	71,646,000	95,395,478	98,223,810	2,828,332
07/26/10	JPMorgan Chase Bank N.A.	EUR	55,500,000	73,912,361	73,923,669	11,308

Net unrealized appreciation on forward foreign exchange contracts to sell						$8,154,525

Glossary of Currencies

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
UAH	— Ukraine Hryvnia
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	95

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio Global High Income Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Corporate Bonds	67.0%	$1,996,117,571
Bank Loans	17.9	535,042,284
Foreign Government Bonds	2.9	87,921,022
Convertible Bonds	1.2	36,056,819
Common Stocks	0.5	14,235,792
Preferred Stocks	0.3	7,607,192
Credit Linked Note	0.2	7,090,496
Warrants	0.1	1,913,112
Short-term Investments	9.5	283,838,392	*

Total Investments	99.6	2,969,822,680
Other Assets and Liabilities (Net)	0.4	11,048,250	*

Net Assets	100.0%	$2,980,870,930

*	Short-term investments includes securities that have been voluntarily segregated by the advisor as collateral for swaps with a notional value of $118,491,900 which is 3.97% of net assets. Other assets and liabilities includes a swaps fair value of $4,358,134 which is 0.15% of net assets.

See Notes to Financial Statements

96	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—97.7%
		Banks—13.9%
6,681		Cardinal Financial	$73,157
14,200		Danvers Bancorp	232,170
18,630		First Community Bancshares	310,189
21,342		First Defiance Financial	288,117
19,515		Lakeland Bancorp	204,907
21,502		Washington Banking	309,414
10,461		WSFS Financial	440,513

			1,858,467

		Capital Goods—12.3%
3,880		Ameron International	269,233
20,670		Astronics Corp (1)	298,888
8,530		Duoyuan Global Water ADR (1)	227,581
26,085		Duoyuan Printing (1)	225,896
42,965		Mueller Water Products-Class A	240,604
26,300		Titan Machinery (1)	378,194

			1,640,396

		Semiconductors & Semiconductor Equipment—8.2%
50,390		Integrated Device Technology (1)	333,078
73,046		LTX-Credence Corp (1)	247,626
9,675		Mellanox Technologies (1)	239,940
23,455		Micrel Inc	273,720

			1,094,364

		Health Care Equipment & Services—7.7%
5,350		Almost Family (1)	226,626
9,470		America Service	160,611
4,730		Genoptix Inc (1)	183,004
12,105		Natus Medical (1)	206,269
5,965		NuVasive Inc (1)	248,144

			1,024,654

		Pharmaceuticals & Biotechnology—6.9%
24,349		BMP Sunstone (1)	130,754
9,250		Genomic Health (1)	148,185
13,255		Obagi Medical Products (1)	178,677
7,055		Par Pharmaceutical (1)	191,473
21,845		Viropharma Inc (1)	277,869

			926,958

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	97

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Retailing—5.6%
6,880		hhgregg Inc (1)	$196,974
8,665		Vitamin Shoppe (1)	215,065
70,335		Wet Seal-Class A (1)	332,685

			744,724

		Consumer Services—5.4%
43,705		Morgans Hotel (1)	370,181
58,080		Morton’s Restaurant (1)	351,965

			722,146

		Media—5.0%
7,415		Imax Corp (1)	140,144
43,975		Lions Gate Entertainment (1)	304,307
34,410		LodgeNet Interactive (1)	227,106

			671,557

		Diversified Financials—4.6%
12,580		Calamos Asset Management-Class A	156,621
20,115		Cowen Group-Class A (1)	108,621
409		Diamond Hill Investment	31,918
10,080		optionsXpress Holdings (1)	178,920
20,355		TICC Capital	144,928

			621,008

		Commercial & Professional Services—4.2%
26,605		ACCO Brands (1)	242,904
33,330		CBIZ Inc (1)	233,643
50,574		GlobalOptions Group (1)	91,033

			567,580

		Energy—4.1%
6,960		Carrizo Oil & Gas (1)	152,702
11,499		Gulfport Energy (1)	143,738
38,360		Union Drilling (1)	254,327

			550,767

		Software & Services—3.9%
45,495		Art Technology (1)	194,719
5,710		Progress Software (1)	184,147

See Notes to Financial Statements

98	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Software & Services—Continued

36,220		Wave Systems-Class A (1)	$144,518

			523,384

		Consumer Durables & Apparel—3.9%
31,300		Liz Claiborne (1)	273,562
10,115		Perry Ellis International (1)	244,075

			517,637

		Technology Hardware & Equipment—3.8%
18,340		CyberOptics Corp (1)	203,391
13,545		Emulex Corp (1)	159,154
10,386		Super Micro Computer (1)	147,273

			509,818

		Materials—3.0%
28,575		American Vanguard	231,457
11,165		Quadra Mining (1)	171,778

			403,235

		Telecommunication Services—2.2%
8,545		Cbeyond Inc (1)	131,422
17,890		Premiere Global Services (1)	167,629

			299,051

		Food, Beverage & Tobacco—1.7%
17,805		Zhongpin Inc (1)	225,767

		Household & Personal Products—1.3%
23,755		GLG Life Tech (1)	168,423

		TOTAL COMMON STOCKS (Cost $10,679,783)	13,069,936

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	99

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Microcap Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENT—7.6%
1,009,797	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with maturity value of $1,009,798 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 09/25/2039 and an aggregate fair value of $1,034,515. (Cost $1,009,797)		$1,009,797

		TOTAL INVESTMENTS—105.3% (Cost $11,689,580)		14,079,733
		OTHER ASSETS AND LIABILITIES—(5.3)%		(707,353)

		TOTAL NET ASSETS—100.0%		$13,372,380

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $11,754,932.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

100	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio U.S. Microcap Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	19.9%	$2,656,064
Financials	18.5	2,479,475
Industrials	16.5	2,207,976
Information Technology	15.9	2,127,566
Health Care	14.6	1,951,612
Energy	4.1	550,767
Materials	3.0	403,235
Consumer Staples	3.0	394,190
Telecommunication Services	2.2	299,051
Short-term Investment	7.6	1,009,797

Total Investments	105.3	14,079,733
Other Assets and Liabilities (Net)	(5.3)	(707,353)

Net Assets	100.0%	$13,372,380

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	101

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—96.6%
		Capital Goods—14.6%
36,540		Aecom Technology (1)	$1,098,758
15,760		Ameron International	1,093,586
54,530		Duoyuan Global Water ADR (1)	1,454,861
78,620		GrafTech International (1)	1,325,533
7,360		Harsco Corp	227,866
205,070		Mueller Water Products-Class A	1,148,392
124,090		Titan Machinery (1)	1,784,414

			8,133,410

		Retailing—9.3%
65,760		Chico’s FAS	979,166
28,480		hhgregg Inc (1)	815,382
115,450		Saks Inc (1)	1,125,638
36,280		Vitamin Shoppe (1)	900,470
287,940		Wet Seal-Class A (1)	1,361,956

			5,182,612

		Pharmaceuticals & Biotechnology—8.8%
51,890		Cepheid Inc (1)	1,037,281
62,580		Myriad Genetics (1)	1,502,546
28,860		Par Pharmaceutical (1)	783,260
14,800		Salix Pharmaceuticals (1)	594,960
78,980		Viropharma Inc (1)	1,004,626

			4,922,673

		Semiconductors & Semiconductor Equipment—7.7%
21,700		Atheros Communications (1)	842,828
12,780		Hittite Microwave (1)	655,358
181,430		Integrated Device Technology (1)	1,199,252
25,370		Microchip Technology	741,058
95,600		PMC-Sierra Inc (1)	846,060

			4,284,556

		Health Care Equipment & Services—6.9%
48,419		Exactech Inc (1)	990,653
32,330		Gentiva Health Services (1)	927,225
53,160		Natus Medical (1)	905,846
24,405		NuVasive Inc (1)	1,015,248

			3,838,972

See Notes to Financial Statements

102	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Energy—6.5%
16,090		Alpha Natural Resources (1)	$757,517
18,430		Arena Resources (1)	680,620
56,570		Basic Energy Services (1)	577,580
36,940		Carrizo Oil & Gas (1)	810,463
119,530		Union Drilling (1)	792,484

			3,618,664

		Diversified Financials—6.1%
58,740		Calamos Asset Management-Class A	731,313
11,190		Greenhill & Co	983,489
54,280		optionsXpress Holdings (1)	963,470
80,060		Penson Worldwide (1)	752,564

			3,430,836

		Consumer Services—5.5%
224,234		Morton’s Restaurant (1)	1,358,858
51,310		Orient-Express Hotels-Class A (1)	700,381
37,440		Weight Watchers International	994,781

			3,054,020

		Materials—5.3%
90,620		American Vanguard	734,022
65,960		Coeur d’Alene Mines (1)	1,182,003
40,590		Intrepid Potash (1)	1,065,894

			2,981,919

		Banks—4.8%
77,651		Washington Banking	1,117,398
36,960		WSFS Financial	1,556,385

			2,673,783

		Commercial & Professional Services—3.7%
105,610		ACCO Brands (1)	964,219
27,420		FTI Consulting (1)	1,127,785

			2,092,004

		Software & Services—2.8%
29,280		Progress Software (1)	944,280
148,630		Wave Systems-Class A (1)	593,034

			1,537,314

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	103

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Insurance—2.7%
10,410		Hanover Insurance	$468,970
68,440		National Financial Partners (1)	1,053,292

			1,522,262

		Technology Hardware & Equipment—2.5%
93,040		3PAR Inc (1)	868,063
36,871		Super Micro Computer (1)	522,831

			1,390,894

		Media—2.2%
180,490		Lions Gate Entertainment (1)	1,248,991

		Consumer Durables & Apparel—1.8%
40,130		Pool Corp	984,389

		Telecommunication Services—1.6%
98,120		Premiere Global Services (1)	919,384

		Food, Beverage & Tobacco—1.6%
70,990		Zhongpin Inc (1)	900,153

		Household & Personal Products—1.2%
95,655		GLG Life Tech (1)	678,194

		Real Estate—1.0%
131,150		Chimera Investment REIT	533,781

		TOTAL COMMON STOCKS (Cost $48,359,223)	53,928,811

See Notes to Financial Statements

104	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Smallcap Fund

Face			(Percentage of	Fair
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENT—3.6%
2,029,696	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with maturity value of $2,029,698 and effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 09/25/2039, and an aggregate fair value of $2,073,567. (Cost $2,029,696)		$2,029,696

		TOTAL INVESTMENTS—100.2% (Cost $50,388,919)		55,958,507
		OTHER ASSETS AND LIABILITIES—(0.2)%		(109,981)

		TOTAL NET ASSETS—100.0%		$55,848,526

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $50,613,254.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	105

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio U.S. Smallcap Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	18.8%	$10,470,012
Industrials	18.3	10,225,414
Health Care	15.7	8,761,645
Financials	14.6	8,160,662
Information Technology	12.9	7,212,764
Energy	6.5	3,618,664
Materials	5.3	2,981,919
Consumer Staples	2.8	1,578,347
Telecommunication Services	1.7	919,384
Short-term Investment	3.6	2,029,696

Total Investments	100.2	55,958,507
Other Assets and Liabilities (Net)	(0.2)	(109,981)

Net Assets	100.0%	$55,848,526

See Notes to Financial Statements

106	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—99.7%
		Software & Services—11.3%
1,540		Alliance Data Systems (1)	$115,592
2,700		ANSYS Inc (1)	121,500
6,320		Electronic Arts (1)	122,419
400		MasterCard Inc-Class A	99,216
3,670		Paychex Inc	112,302
2,490		Sybase Inc (1)	108,016

			679,045

		Diversified Financials—10.2%
370		CME Group	121,512
730		Greenhill & Co	64,160
1,660		Lazard Ltd-Class A	64,175
2,820		State Street	122,670
2,080		T Rowe Price	119,621
6,190		TD Ameritrade Holding (1)	123,924

			616,062

		Capital Goods—10.1%
4,060		Aecom Technology (1)	122,084
8,710		GrafTech International (1)	146,851
1,040		L-3 Communications	97,313
1,770		Parker Hannifin	122,449
3,370		Pentair Inc	121,859

			610,556

		Energy—9.0%
1,570		Alpha Natural Resources (1)	73,916
6,090		Basic Energy Services (1)	62,179
2,470		Continental Resources (1)	121,425
6,120		PetroHawk Energy (1)	132,131
1,940		Smith International	92,654
1,320		Ultra Petroleum (1)	63,056

			545,361

		Retailing—8.0%
1,910		Abercrombie & Fitch-Class A	83,524
4,900		Expedia Inc	115,689
4,180		hhgregg Inc (1)	119,674
3,920		OfficeMax Inc (1)	74,480

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	107

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Retailing—Continued

1,840		Tiffany & Co	$89,203

			482,570

		Pharmaceuticals & Biotechnology—7.8%
1,950		Alexion Pharmaceuticals (1)	107,016
1,855		Celgene Corp (1)	114,917
10,340		Myriad Genetics (1)	248,264

			470,197

		Materials—7.6%
1,990		Agnico-Eagle Mines	125,689
4,640		Intrepid Potash (1)	121,846
2,020		Nucor Corp	91,546
4,780		Pactiv Corp (1)	121,460

			460,541

		Commercial & Professional Services—7.4%
3,500		Copart Inc (1)	124,915
4,510		FTI Consulting (1)	185,496
2,280		Stericycle Inc (1)	134,292

			444,703

		Health Care Equipment & Services—4.5%
1,020		CR Bard	88,261
950		Express Scripts (1)	95,123
2,150		St Jude Medical (1)	87,763

			271,147

		Consumer Services—4.5%
1,270		Darden Restaurants	56,832
3,710		Las Vegas Sands (1)	92,231
4,530		Weight Watchers International	120,362

			269,425

		Insurance—4.1%
4,770		Delphi Financial Group-Class A	131,175
7,440		Fidelity National Financial-Class A	112,939

			244,114

		Semiconductors & Semiconductor Equipment—3.4%
4,110		Microchip Technology	120,053

See Notes to Financial Statements

108	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Semiconductors & Semiconductor Equipment—Continued

2,690		Netlogic Microsystems (1)	$83,847

			203,900

		Food, Beverage & Tobacco—3.3%
2,690		Dr. Pepper Snapple	88,044
1,690		Ralcorp Holdings (1)	112,469

			200,513

		Media—2.1%
7,770		CBS Corp-Class B	125,952

		Household & Personal Products—2.0%
1,830		Clorox Co	118,401

		Real Estate—2.0%
2,960		Plum Creek Timber REIT	117,808

		Technology Hardware & Equipment—1.4%
9,330		3PAR Inc (1)	87,049

		Food & Staples Retailing—1.0%
1,600		Whole Foods Market (1)	62,432

		TOTAL COMMON STOCKS (Cost $5,048,260)	6,009,776

Face
Value	Currency
REPURCHASE AGREEMENT—0.7%
45,524	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with a maturity value of $45,524 and an effective yield of 0.01% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 09/25/2039, and an aggregate fair value of $49,911. (Cost $45,524)	45,524

		TOTAL INVESTMENTS—100.4% (Cost $5,093,784)	6,055,300
		OTHER ASSETS AND LIABILITIES—(0.4)%	(24,854)

		TOTAL NET ASSETS—100.0%	$6,030,446

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	109

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Midcap Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $5,114,867.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

110	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio U.S. Midcap Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Industrials	17.5%	$1,055,259
Financials	16.3	977,984
Information Technology	16.1	969,994
Consumer Discretionary	14.6	877,947
Health Care	12.3	741,344
Energy	9.0	545,361
Materials	7.6	460,541
Consumer Staples	6.3	381,346
Short-term Investment	0.7	45,524

Total Investments	100.4	6,055,300
Other Assets and Liabilities (Net)	(0.4)	(24,854)

Net Assets	100.0%	$6,030,446

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	111

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—99.0%
		Diversified Financials—14.2%
2,740		American Express	$126,369
10,254		Bank of America	182,829
520		CME Group	170,773
1,370		Goldman Sachs	198,924
2,650		Morgan Stanley	80,083
8,920		optionsXpress Holdings (1)	158,330
3,310		State Street	143,985
2,200		T Rowe Price	126,522

			1,187,815

		Pharmaceuticals & Biotechnology—10.7%
1,930		Amgen Inc (1)	110,705
2,830		Celgene Corp (1)	175,318
15,450		Myriad Genetics (1)	370,954
5,930		Pfizer Inc	99,150
2,250		Teva Pharmaceutical Industries Sponsored ADR	132,143

			888,270

		Energy—9.6%
2,230		Alpha Natural Resources (1)	104,988
4,945		Carrizo Oil & Gas (1)	108,493
1,240		Chevron Corp	100,986
8,300		PetroHawk Energy (1)	179,197
3,690		Smith International	176,235
2,790		Ultra Petroleum (1)	133,278

			803,177

		Capital Goods—7.7%
1,780		Danaher Corp	150,018
2,470		Parker Hannifin	170,875
2,540		Raytheon Co	148,082
2,300		United Technologies	172,385

			641,360

		Health Care Equipment & Services—7.5%
1,860		CR Bard	160,946
1,390		Express Scripts (1)	139,180
3,100		St Jude Medical (1)	126,542
3,640		WellPoint Inc (1)	195,832

			622,500

See Notes to Financial Statements

112	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Technology Hardware & Equipment—7.4%
1,200		Apple Inc (1)	$313,344
3,320		Hewlett-Packard Co	172,541
3,380		QUALCOMM Inc	130,941

			616,826

		Software & Services—7.3%
6,670		Electronic Arts (1)	129,198
690		MasterCard Inc-Class A	171,147
5,050		Microsoft Corp	154,227
5,170		Paychex Inc	158,202

			612,774

		Materials—7.1%
2,780		Agnico-Eagle Mines	175,585
2,090		Barrick Gold	91,019
3,140		Mosaic Co	160,580
1,930		Praxair Inc	161,676

			588,860

		Retailing—6.4%
2,750		Abercrombie & Fitch-Class A	120,257
6,460		Lowe’s Cos	175,195
13,360		Saks Inc (1)	130,260
22,390		Wet Seal-Class A (1)	105,905

			531,617

		Semiconductors & Semiconductor Equipment—4.1%
22,520		Integrated Device Technology (1)	148,857
6,670		Microchip Technology	194,831

			343,688

		Consumer Services—4.1%
3,680		Las Vegas Sands (1)	91,485
3,260		Starbucks Corp	84,695
6,260		Weight Watchers International	166,328

			342,508

		Food, Beverage & Tobacco—3.8%
4,820		PepsiCo Inc	314,360

		Household & Personal Products—2.9%
2,500		Clorox Co	161,750

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	113

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Household & Personal Products—Continued

1,280		Procter & Gamble	$79,565

			241,315

		Banks—2.5%
6,390		Wells Fargo	211,573

		Commercial & Professional Services—1.9%
2,755		Stericycle Inc (1)	162,270

		Media—1.8%
9,280		CBS Corp-Class B	150,429

		TOTAL COMMON STOCKS (Cost $6,949,459)	8,259,342

Face
Value	Currency
REPURCHASE AGREEMENT—1.8%
151,866	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2010, due 05/03/2010, with a maturity value of $151,866 and an effective yield of 0.01% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 09/25/2039, and an aggregate fair value of $158,807. (Cost $151,866)	151,866

		TOTAL INVESTMENTS—100.8% (Cost $7,101,325)	8,411,208
		OTHER ASSETS AND LIABILITIES—(0.8)%	(70,096)

		TOTAL NET ASSETS—100.0%	$8,341,112

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,154,906.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

114	Artio Global Funds ï 2010 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2010

Artio U.S. Multicap Fund

Master Notes to the Portfolio of Investments.

ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at April 30, 2010.
(4)	Illiquid security.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	115

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2010

Artio U.S. Multicap Fund

At April 30, 2010, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	18.9%	$1,573,288
Health Care	18.1	1,510,770
Financials	16.7	1,399,388
Consumer Discretionary	12.3	1,024,554
Industrials	9.6	803,630
Energy	9.6	803,177
Materials	7.1	588,860
Consumer Staples	6.7	555,675
Short-term Investment	1.8	151,866

Total Investments	100.8	8,411,208
Other Assets and Liabilities (Net)	(0.8)	(70,096)

Net Assets	100.0%	$8,341,112

See Notes to Financial Statements

116	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2010

	Artio	Artio
	Global Equity	International Equity
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $0 and $918,764,440, respectively (Cost $75,491,867 and $9,499,744,989, respectively)	$82,763,292	$10,874,134,612
Affiliated securities, at fair value (Cost $0 and $485,800,931, respectively)	—	233,703,251
Repurchase agreements (Cost $1,638,968 and $0, respectively)	1,638,968	—
Cash on deposit for broker (Note 2)	—	14,597,735
Foreign currency, at fair value (Cost $34,327 and $23,956,527, respectively)	34,203	8,116,420
Receivables:
Investments sold	2,541,865	279,035,389
Fund shares sold	49,783	6,312,001
Interest and dividends	96,673	29,354,128
Tax reclaim	47,455	7,999,604
Daily variation margin on open financial futures contracts	—	902,657
Unrealized appreciation on forward foreign exchange contracts	52,045	47,383,916
Prepaid expense	2,520	154,716

Total Assets	87,226,804	11,501,694,429

LIABILITIES:
Due to custodian	—	4,087,137
Payables:
Investments purchased	2,028,050	225,691,186
Fund shares repurchased	77,138	12,522,846
Collateral for securities loaned (Note 2)	—	949,815,128
Investment advisory fee (Note 3)	87,419	7,769,706
Unrealized depreciation on forward foreign exchange contracts	32,840	18,794,360
Accrued expenses and other payables	91,801	5,033,648

Total Liabilities	2,317,248	1,223,714,011

NET ASSETS	$84,909,556	$10,277,980,418

NET ASSETS Consist of:
Par value	$2,371	$364,660
Paid in capital in excess of par value	138,053,222	11,740,201,796
Undistributed net investment loss	(11,979)	(99,867,278)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(60,416,762)	(2,496,831,945)
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	7,282,704	1,134,113,185

NET ASSETS	$84,909,556	$10,277,980,418

Class A	$18,510,315	$4,078,795,286

Class I	$66,399,241	$6,199,185,132

SHARES OUTSTANDING (Note 8)
Class A	519,666	146,890,857

Class I	1,850,879	217,768,805

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$35.62	$27.77

Class I	$35.87	$28.47

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	117

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2010

	Artio	Artio
	International Equity II	Total Return Bond
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $1,004,120,058 and $0, respectively (Cost $9,204,181,613 and $1,530,078,382, respectively)	$10,239,699,466	$1,594,491,654
Repurchase agreements (Cost $5,587,132 and $98,719,867, respectively)	5,587,132	98,719,867
Cash on deposit for broker (Note 2)	13,202,495	—
Foreign currency, at fair value (Cost $0 and $2,673,449, respectively)	—	2,695,859
Receivables:
Investments sold	277,333,053	—
Fund shares sold	19,189,368	3,887,905
Interest and dividends	25,767,536	12,871,790
Tax reclaim	6,017,688	—
Daily variation margin on open financial futures contracts	816,385	—
Unrealized appreciation on forward foreign exchange contracts	42,095,445	2,955,084
Prepaid expense	123,747	20,514

Total Assets	10,629,832,315	1,715,642,673

LIABILITIES:
Payables:
Investments purchased	259,294,927	29,181,024
Fund shares repurchased	6,448,130	2,009,828
Collateral for securities loaned (Note 2)	1,038,731,123	—
Investment advisory fee (Note 3)	6,988,955	456,818
Unrealized depreciation on forward foreign exchange contracts	18,649,912	2,520,448
Foreign currency overdraft (Cost $3,316,398 and $0, respectively)	3,422,041	—
Accrued expenses and other payables	3,817,471	470,510

Total Liabilities	1,337,352,559	34,638,628

NET ASSETS	$9,292,479,756	$1,681,004,045

NET ASSETS Consist of:
Par value	$793,731	$122,821
Paid in capital in excess of par value	11,276,703,653	1,617,689,382
Undistributed net investment income (loss)	11,363,555	(6,156,293)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(3,054,287,350)	4,491,584
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	1,057,906,167	64,856,551

NET ASSETS	$9,292,479,756	$1,681,004,045

Class A	$2,204,657,594	$307,669,154

Class I	$7,087,822,162	$1,373,334,891

SHARES OUTSTANDING (Note 8)
Class A	189,238,211	22,390,862

Class I	604,493,172	100,430,600

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.65	$13.74

Class I	$11.73	$13.67

See Notes to Financial Statements

118	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2010

	Artio	Artio
	Global High Income	U.S. Microcap
ASSETS:
Investments in securities, at fair value (Cost $2,485,634,283 and $10,679,783, respectively)	$2,688,944,288	$13,069,936
Repurchase agreements (Cost $280,878,392 and $1,009,797, respectively)	280,878,392	1,009,797
Foreign currency, at fair value (Cost $33,367,466 and $0, respectively)	32,914,823	—
Receivables:
Investments sold	7,474,522	215,489
Fund shares sold	26,482,116	226,103
Interest and dividends	89,670,035	1,518
Unfunded loan commitments (Note 2)	1,055,138	—
Unrealized appreciation on forward foreign exchange contracts	10,174,838	—
Open swaps agreements, at fair value (upfront payments received $9,513,013 and $0, respectively)	4,358,134	—
Prepaid expense	19,677	88

Total Assets	3,141,971,963	14,522,931

LIABILITIES:
Payables:
Investments purchased	149,416,427	1,104,303
Fund shares repurchased	5,947,165	972
Dividends payable	327	—
Collateral from broker	2,960,000	—
Investment advisory fee (Note 3)	1,384,906	8,396
Unrealized depreciation on forward foreign exchange contracts	346,335	—
Accrued expenses and other payables	1,045,873	36,880

Total Liabilities	161,101,033	1,150,551

NET ASSETS	$2,980,870,930	$13,372,380

NET ASSETS Consist of:
Par value	$278,519	$1,281
Paid in capital in excess of par value	2,689,815,381	12,529,936
Undistributed net investment loss	(853,649)	(59,472)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	64,370,082	(1,489,518)
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	227,260,597	2,390,153

NET ASSETS	$2,980,870,930	$13,372,380

Class A	$1,138,244,440	$6,683,355

Class I	$1,842,626,490	$6,689,025

SHARES OUTSTANDING (Note 8)
Class A	103,819,914	642,372

Class I	174,698,880	638,454

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.96	$10.40

Class I	$10.55	$10.48

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	119

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2010

	Artio	Artio
	U.S. Smallcap	U.S. Midcap
ASSETS:
Investments in securities, at fair value (Cost $48,359,223 and $5,048,260, respectively)	$53,928,811	$6,009,776
Repurchase agreements (Cost $2,029,696 and $45,524, respectively)	2,029,696	45,524
Receivables:
Investments sold	—	68,079
Fund shares sold	345,176	359
Interest and dividends	3,839	3,972
Receivable from advisor—net (Note 3)	—	2,232
Prepaid expense	158	69

Total Assets	56,307,680	6,130,011

LIABILITIES:
Payables:
Investments purchased	277,897	66,677
Fund shares repurchased	92,084	—
Investment advisory fee (Note 3)	40,030	—
Accrued expenses and other payables	49,143	32,888

Total Liabilities	459,154	99,565

NET ASSETS	$55,848,526	$6,030,446

NET ASSETS Consist of:
Par value	$5,203	$610
Paid in capital in excess of par value	50,771,527	6,425,281
Undistributed net investment loss	(119,818)	(21,661)
Accumulated net realized loss on investments sold	(377,974)	(1,335,300)
Net unrealized appreciation on investments	5,569,588	961,516

NET ASSETS	$55,848,526	$6,030,446

Class A	$39,182,690	$2,964,408

Class I	$16,665,836	$3,066,038

SHARES OUTSTANDING (Note 8)
Class A	3,657,542	300,236

Class I	1,545,570	309,381

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.71	$9.87

Class I	$10.78	$9.91

See Notes to Financial Statements

120	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2010

Artio
U.S. Multicap
ASSETS:
Investments in securities, at fair value (Cost $6,949,459)	$8,259,342
Repurchase agreements (Cost $151,866)	151,866
Receivables:
Fund shares sold	247
Dividends receivable	5,314
Receivable from advisor—net (Note 3)	476
Prepaid expense	67

Total Assets	8,417,312

LIABILITIES:
Payables:
Investments purchased	41,114
Accrued expenses and other payables	35,086

Total Liabilities	76,200

NET ASSETS	$8,341,112

NET ASSETS Consist of:
Par value	$836
Paid in capital in excess of par value	8,574,742
Undistributed net investment loss	(19,879)
Accumulated net realized loss on investments sold	(1,524,470)
Net unrealized appreciation on investments	1,309,883

NET ASSETS	$8,341,112

Class A	$2,971,710

Class I	$5,369,402

SHARES OUTSTANDING (Note 8)
Class A	298,722

Class I	537,386

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$9.95

Class I	$9.99

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	121

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2010

	Artio	Artio
	Global Equity	International Equity
INVESTMENT INCOME:
Interest†	$534	$46,878
Securities lending income	243	2,301,683
Dividends, from unaffiliated issuers††	502,504	105,348,354
Dividends, from affiliated issuers†††	—	5,168,996

Total investment income	503,281	112,865,911

EXPENSES:
Investment advisory fee (Note 3)	353,389	47,363,344
Custody fees	86,895	4,586,197
Administration fees	13,075	514,796
Professional fees	17,887	392,370
Trustees’ fees and expenses	1,525	199,235
Registration and filing fees	14,542	38,806
Shareholder reports	5,172	542,097
Insurance premium expense	1,729	158,237
Commitment fee	3,039	51,173
Compliance expense	131	16,792
Miscellaneous fees	10,948	106,361

Total expenses common to all classes	508,332	53,969,408

Transfer agent fees
Class A	9,454	143,880
Class I	231	58,055
Distribution and shareholder servicing fees (Note 4)
Class A	22,807	5,344,388

Total gross expenses	540,824	59,515,731

Custody offset arrangement (Note 3)	—	(138,331)
Expenses reimbursed by investment advisor (Note 3)(1)	(63,854)	—
Expenses waived by investment advisor (Note 3)	(1,964)	(265,490)

Net expenses	475,006	59,111,910

NET INVESTMENT INCOME	28,275	53,754,001

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on:
Investments	6,139,747	307,381,668
Financial futures contracts and synthetic futures	(6,009)	3,854,170
Swap contracts	3	15,836
Forward foreign exchange contracts	80,696	66,407,470
Foreign currency transactions††††	(12,258)	(8,395,437)

Net realized gain on investments	6,202,179	369,263,707

Net change in unrealized appreciation (depreciation) on:
Investments†††††	2,302,627	186,542,116
Financial futures contracts and synthetic futures	—	(832,277)
Forward foreign exchange contracts	(17,373)	23,431,704
Foreign currency transactions	(9,671)	(6,246,545)

Net change in unrealized appreciation of investments	2,275,583	202,894,998

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,477,762	572,158,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,506,037	$625,912,706

†	Net of foreign withholding taxes of $0 and $1,402 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
††	Net of foreign withholding taxes of $44,196 and $11,740,805 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
†††	Net of foreign withholding taxes of $0 and $3,476 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
††††	Net of Brazilian IOF tax of $13,909 and $2,258,202 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
†††††	Net of change in foreign capital gains taxes of $2,892 and $0 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
(1)	The expenses reimbursed on Artio Global Equity Fund Inc. for Class A and Class I were $(22,588) and $(41,266), respectively.

See Notes to Financial Statements

122	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2010

	Artio	Artio
	International Equity II	Total Return Bond
INVESTMENT INCOME:
Interest†	$28,637	$37,349,050
Securities lending income	1,845,685	—
Dividends††	93,533,264	—

Total investment income	95,407,586	37,349,050

EXPENSES:
Investment advisory fee (Note 3)	41,665,271	2,849,332
Custody fees	3,518,008	331,181
Administration fees	452,915	29,400
Professional fees	339,580	68,486
Trustees’ fees and expenses	177,951	32,536
Registration and filing fees	102,138	44,965
Shareholder reports	753,455	103,729
Insurance premium expense	130,849	21,568
Commitment fee	60,143	31,336
Compliance expense	14,796	2,644
Miscellaneous fees	86,031	18,140

Total expenses common to all classes	47,301,137	3,533,317

Transfer agent fees
Class A	94,471	15,944
Class I	727,511	13,365
Distribution and shareholder servicing fees (Note 4)
Class A	2,761,011	398,501

Total gross expenses	50,884,130	3,961,127

Custody offset arrangement (Note 3)	(138,259)	—
Recoupment of expenses previously assumed by investment advisor (Note 3)	—	59,180
Expenses waived by investment advisor (Note 3)	(232,508)	(40,705)

Net expenses	50,513,363	3,979,602

NET INVESTMENT INCOME	44,894,223	33,369,448

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	231,789,134	19,954,877
Financial futures contracts and synthetic futures	4,716,804	(178,158)
Swap contracts	196	—
Forward foreign exchange contracts	71,749,089	8,861,005
Foreign currency transactions†††	(4,906,403)	(118,187)

Net realized gain on investments	303,348,820	28,519,537

Net change in unrealized appreciation (depreciation) on:
Investments	99,720,525	2,845,651
Financial futures contracts and synthetic futures	(751,864)	192,209
Forward foreign exchange contracts	12,613,932	(6,242,514)
Foreign currency transactions	(452,085)	(334,614)

Net change in unrealized appreciation (depreciation) of investments	111,130,508	(3,539,268)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	414,479,328	24,980,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$459,373,551	$58,349,717

†	Net of foreign withholding taxes of $581 and $74,678 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
††	Net of foreign withholding taxes of $10,378,073 and $0 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
†††	Net of Brazilian IOF tax of $1,289,880 and $0 for the Artio International Equity II Fund and Artio Total Return Bond Fund, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	123

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2010

	Artio	Artio
	Global High Income	U.S. Microcap
INVESTMENT INCOME:
Interest†	$95,716,122	$11
Securities lending income	—	51
Dividends	184,608	35,973

Total investment income	95,900,730	36,035

EXPENSES:
Investment advisory fee (Note 3)	7,333,005	50,957
Custody fees	430,928	11,273
Administration fees	29,868	—
Professional fees	90,869	14,316
Trustees’ fees and expenses	50,790	180
Registration and filing fees	165,816	19,458
Shareholder reports	191,861	633
Insurance premium expense	21,678	92
Commitment fee	25,319	1,578
Compliance expense	3,940	15
Miscellaneous fees	68,351	5,133

Total expenses common to all classes	8,412,425	103,635

Transfer agent fees
Class A	62,238	2,173
Class I	23,123	3
Distribution and shareholder servicing fees (Note 4)
Class A	1,135,644	4,479

Total gross expenses	9,633,430	110,290

Custody offset arrangement (Note 3)	(16,948)	—
Recoupment of expenses previously assumed by investment advisor (Note 3)	37,755	—
Expenses reimbursed by investment advisor (Note 3)(1)	(5,453)	(43,555)
Expenses waived by investment advisor (Note 3)	(56,408)	(204)

Net expenses	9,592,376	66,531

NET INVESTMENT INCOME (LOSS)	86,308,354	(30,496)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on:
Investments	65,506,055	249,352
Swap contracts	561,977	—
Forward foreign exchange contracts	12,650,139	—
Foreign currency transactions	(215,390)	—

Net realized gain on investments	78,502,781	249,352

Net change in unrealized appreciation (depreciation) on:
Investments†††	45,299,337	2,298,176
Swap contracts	9,541,541	—
Forward foreign exchange contracts	13,103,825	—
Foreign currency transactions	(648,806)	—

Net change in unrealized appreciation of investments	67,295,897	2,298,176

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	145,798,678	2,547,528

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$232,107,032	$2,517,032

†	Net of foreign withholding taxes of $166,175 and $0 for the Artio Global High Income Fund and Artio U.S. Microcap Fund, respectively.
†††	Net of change in foreign capital gains tax of $201,347 and $0 for the Artio Global High Income Fund and Artio U.S. Microcap Fund, respectively.
(1)	The expenses reimbursed on Artio Global High Income for Class A and Class I were $(2,196) and $(3,257), respectively. The expenses reimbursed on Artio U.S. Microcap for Class A and Class I were $(19,957) and $(23,598), respectively.

See Notes to Financial Statements

124	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2010

	Artio	Artio
	U.S. Smallcap	U.S. Midcap
INVESTMENT INCOME:
Interest	$45	$2
Dividends	97,087	37,221

Total investment income	97,132	37,223

EXPENSES:
Investment advisory fee (Note 3)	125,906	21,796
Custody fees	16,358	7,256
Professional fees	14,787	14,244
Trustees’ fees and expenses	713	110
Registration and filing fees	19,576	19,408
Shareholder reports	3,200	236
Insurance premium expense	170	71
Commitment fee	1,582	1,584
Compliance expense	54	9
Miscellaneous fees	5,197	5,123

Total expenses common to all classes	187,543	69,837

Transfer agent fees
Class A	3,718	2,124
Class I	2	3
Distribution and shareholder servicing fees (Note 4)
Class A	24,235	3,369

Total gross expenses	215,498	75,333

Expenses reimbursed by investment advisor (Note 3)(1)	(26,861)	(42,544)
Expenses waived by investment advisor (Note 3)	(663)	(136)

Net expenses	187,974	32,653

NET INVESTMENT INCOME (LOSS)	(90,842)	4,570

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	980,834	619,131

Net realized gain on investments	980,834	619,131

Net change in unrealized appreciation on:
Investments	5,320,054	435,630

Net change in unrealized appreciation of investments	5,320,054	435,630

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,300,888	1,054,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,210,046	$1,059,331

(1)	The expenses reimbursed on Artio U.S. Smallcap Fund for Class A and Class I were $(19,493) and $(7,368), respectively. The expenses reimbursed on Artio U.S. Midcap for Class A and Class I were $(21,774) and $(20,770), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	125

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2010

Artio
U.S. Multicap
INVESTMENT INCOME:
Interest	$6
Dividends(1)	42,623

Total investment income	42,629

EXPENSES:
Investment advisory fee (Note 3)	25,409
Custody fees	9,045
Professional fees	14,280
Trustees’ fees and expenses	149
Registration and filing fees	19,408
Shareholder reports	280
Insurance premium expense	72
Commitment fee	1,584
Compliance expense	12
Miscellaneous fees	5,128

Total expenses common to all classes	75,367

Transfer agent fees
Class A	2,161
Class I	4
Distribution and shareholder servicing fees (Note 4)
Class A	3,427

Total gross expenses	80,959

Expenses reimbursed by investment advisor (Note 3)(2)	(42,794)
Expenses waived by investment advisor (Note 3)	(169)

Net expenses	37,996

NET INVESTMENT INCOME	4,633

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	329,498

Net realized gain on investments	329,498

Net change in unrealized appreciation on:
Investments	709,156

Net change in unrealized appreciation of investments	709,156

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,038,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,043,287

(1)	Net of withholding taxes of $135 for the Artio U.S. Multicap Fund.
(2)	The expenses reimbursed on Artio U.S. Multicap for Class A and Class I were $(19,082) and $(23,712), respectively.

See Notes to Financial Statements

126	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Artio Global Equity Fund Inc.

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,275	$770,816
Net realized gain (loss) on investments	6,202,179	(6,539,251)
Net change in unrealized appreciation of investments	2,275,583	19,112,591

Net increase in net assets resulting from operations	8,506,037	13,344,156

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(466,218)	(51,820)
Class I	(1,502,089)	(442,421)

Total distributions to shareholders	(1,968,307)	(494,241)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	1,208,181	4,260,109
Class I	14,746,537	21,461,260
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	427,401	45,354
Class I	1,354,987	385,162
Cost of shares redeemed
Class A	(2,466,291)	(5,616,212)
Class I	(4,623,259)	(29,225,075)

Net increase (decrease) from Fund share transactions	10,647,556	(8,689,402)

Net increase in net assets	17,185,286	4,160,513

NET ASSETS
Beginning of period	67,724,270	63,563,757

End of period (including undistributed net investment (loss) income of $(11,979) and $1,928,053, respectively)	$84,909,556	$67,724,270

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	127

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$53,754,001	$126,684,185
Net realized gain (loss) on investments	369,263,707	(882,321,355)
Net change in unrealized appreciation of investments	202,894,998	2,307,256,713

Net increase in net assets resulting from operations	625,912,706	1,551,619,543

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(312,693,549)	(85,664,078)
Class I	(464,863,718)	(140,445,131)

Total distributions to shareholders	(777,557,267)	(226,109,209)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	166,288,433	404,301,509
Class I	379,822,133	932,167,894
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	304,130,078	82,972,280
Class I	407,783,876	123,510,037
Cost of shares redeemed
Class A	(697,844,725)	(1,536,672,807)
Class I	(888,881,393)	(2,336,722,790)

Net decrease from Fund share transactions	(328,701,598)	(2,330,443,877)

Net decrease in net assets	(480,346,159)	(1,004,933,543)

NET ASSETS
Beginning of period	10,758,326,577	11,763,260,120

End of period (including undistributed net investment (loss) income of $(99,867,278) and $623,935,988, respectively)	$10,277,980,418	$10,758,326,577

See Notes to Financial Statements

128	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund II

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,894,223	$80,213,609
Net realized gain (loss) on investments	303,348,820	(834,693,721)
Net change in unrealized appreciation of investments	111,130,508	2,215,572,057

Net increase in net assets resulting from operations	459,373,551	1,461,091,945

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(103,530,864)	(53,302,535)
Class I	(341,289,826)	(173,674,445)

Total distributions to shareholders	(444,820,690)	(226,976,980)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	368,218,228	1,339,361,355
Class I	1,138,608,303	2,951,347,838
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	99,920,171	51,235,076
Class I	213,808,074	124,414,774
Cost of shares redeemed
Class A	(411,915,399)	(796,724,175)
Class I	(1,262,207,118)	(2,299,984,847)

Net increase from Fund share transactions	146,432,259	1,369,650,021

Net increase in net assets	160,985,120	2,603,764,986

NET ASSETS
Beginning of period	9,131,494,636	6,527,729,650

End of period (including undistributed net investment income of $11,363,555 and $411,290,022, respectively)	$9,292,479,756	$9,131,494,636

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	129

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Total Return Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,369,448	$58,862,088
Net realized gain (loss) on investments	28,519,537	(16,111,380)
Net change in unrealized appreciation (depreciation) of investments	(3,539,268)	184,840,308

Net increase in net assets resulting from operations	58,349,717	227,591,016

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(5,615,521)	(15,140,174)
Class I	(27,593,824)	(56,438,166)
Distributions from realized gain
Class A	—	(3,273,465)
Class I	—	(10,279,203)

Total distributions to shareholders	(33,209,345)	(85,131,008)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	62,732,195	147,840,856
Class I	238,103,128	530,039,756
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	5,282,017	17,725,866
Class I	17,720,179	39,412,940
Cost of shares redeemed
Class A	(96,868,921)	(168,566,731)
Class I	(140,840,322)	(405,092,093)

Net increase from Fund share transactions	86,128,276	161,360,594

Net increase in net assets	111,268,648	303,820,602

NET ASSETS
Beginning of period	1,569,735,397	1,265,914,795

End of period (including undistributed net investment loss of $(6,156,293) and $(6,316,396), respectively)	$1,681,004,045	$1,569,735,397

See Notes to Financial Statements

130	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Global High Income Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$86,308,354	$64,215,393
Net realized gain (loss) on investments	78,502,781	(11,398,781)
Net change in unrealized appreciation of investments	67,295,897	274,614,152

Net increase in net assets resulting from operations	232,107,032	327,430,764

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(32,681,066)	(26,042,197)
Class I	(51,805,660)	(39,483,744)
Return of capital
Class A	(1,527,760)	(5,125,386)
Class I	(2,357,367)	(7,770,829)

Total distributions to shareholders	(88,371,853)	(78,422,156)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	601,744,026	679,159,672
Class I	957,546,131	787,876,363
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	30,277,053	29,332,975
Class I	44,272,857	36,506,876
Cost of shares redeemed
Class A	(267,536,395)	(233,104,717)
Class I	(178,762,512)	(260,336,225)

Net increase from Fund share transactions	1,187,541,160	1,039,434,944

Net increase in net assets	1,331,276,339	1,288,443,552

NET ASSETS
Beginning of period	1,649,594,591	361,151,039

End of period (including undistributed net investment (loss) income of $(853,649) and $1,209,850, respectively)	$2,980,870,930	$1,649,594,591

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	131

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Microcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(30,496)	$(31,881)
Net realized gain (loss) on investments	249,352	(254,236)
Net change in unrealized appreciation of investments	2,298,176	1,341,679

Net increase in net assets resulting from operations	2,517,032	1,055,562

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	3,048,588	1,295,639
Class I	2,620,908	392,317
Cost of shares redeemed
Class A	(711,385)	(586,054)
Class I	(163,584)	(164,113)

Net increase from Fund share transactions	4,794,527	937,789

Net increase in net assets	7,311,559	1,993,351

NET ASSETS
Beginning of period	6,060,821	4,067,470

End of period (including undistributed net investment loss of $(59,472) and $(28,976), respectively)	$13,372,380	$6,060,821

See Notes to Financial Statements

132	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Smallcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(90,842)	$(23,505)
Net realized gain on investments	980,834	372,747
Net change in unrealized appreciation of investments	5,320,054	1,230,793

Net increase in net assets resulting from operations	6,210,046	1,580,035

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	27,018,970	8,479,268
Class I	11,840,150	427,454
Cost of shares redeemed
Class A	(3,660,315)	(743,583)
Class I	(327,192)	(170,096)

Net increase from Fund share transactions	34,871,613	7,993,043

Net increase in net assets	41,081,659	9,573,078

NET ASSETS
Beginning of period	14,766,867	5,193,789

End of period (including undistributed net investment loss of $(119,818) and $(28,976), respectively)	$55,848,526	$14,766,867

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	133

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Midcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,570	$14,128
Net realized gain (loss) on investments	619,131	(605,528)
Net change in unrealized appreciation of investments	435,630	1,372,735

Net increase in net assets resulting from operations	1,059,331	781,335

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(2,214)	—
Class I	(8,251)	—

Total distributions to shareholders	(10,465)	—

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	49,255	103,437
Class I	136,812	60,785
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	186	—
Class I	783	—
Cost of shares redeemed
Class A	(46,274)	(139,466)
Class I	(96,039)	(190,574)

Net increase (decrease) from Fund share transactions	44,723	(165,818)

Net increase in net assets	1,093,589	615,517

NET ASSETS
Beginning of period	4,936,857	4,321,340

End of period (including undistributed net investment loss of $(21,661) and $(15,766), respectively)	$6,030,446	$4,936,857

See Notes to Financial Statements

134	Artio Global Funds ï 2010 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Multicap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2010	October 31, 2009
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,633	$25,830
Net realized gain (loss) on investments	329,498	(367,589)
Net change in unrealized appreciation of investments	709,156	1,247,045

Net increase in net assets resulting from operations	1,043,287	905,286

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(8,328)	—
Class I	(14,634)	(797)

Total distributions to shareholders	(22,962)	(797)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	54,829	118,712
Class I	2,348,060	72,052
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	508	—
Class I	817	576
Cost of shares redeemed
Class A	(57,193)	(126,590)
Class I	(64,013)	(307,842)

Net increase (decrease) from Fund share transactions	2,283,008	(243,092)

Net increase in net assets	3,303,333	661,397

NET ASSETS
Beginning of period	5,037,779	4,376,382

End of period (including undistributed net investment loss of $(19,879) and $(1,550), respectively)	$8,341,112	$5,037,779

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	135

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005 (2)
Net Asset Value, beginning of period	$32.55	†	$27.23	$47.02	$38.23	$31.45	$26.90

Income (loss) from investment operations:
Net investment income (loss) (3)	(0.02)		0.27	0.32	0.33	0.23	0.21
Net realized and unrealized gain (loss) on investments	3.98		5.15	(20.03)	8.46	6.55	4.36

Total income (loss) from investment operations	3.96		5.42	(19.71)	8.79	6.78	4.57

Less distributions:
From net investment income	(0.89)		(0.10)	(0.08)	—	—	(0.02)

Total Distributions	(0.89)		(0.10)	(0.08)	—	—	(0.02)

Net Asset Value, end of period	$35.62		$32.55 †	$27.23	$47.02	$38.23	$31.45

Total Return	12.25	%(4)	19.94%	(42.00)%	23.02%	21.56%	17.00%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$18,510		$17,703	$16,045	$38,995	$29,852	$34,608

Ratio of net investment income (loss) to average net assets	(0.13	)%(5)	0.99%	0.79%	0.78%	0.65%	0.71%
Ratio of net expenses to average net assets (6)(1)	1.40	%(5)	1.40%	1.45%	1.42%	1.42%	1.51%
Ratio of net expenses to average net assets (1)	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.50%

Portfolio turnover rate	86	%(4)	320%	200%	185%	162%	118%

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (6)	1.65	%(5)	1.89%	1.75%	1.99%	2.26%	2.99%
Ratio of gross expenses to average net assets	1.65	%(5)	1.89%	1.70%	1.97%	2.24%	2.98%

(2)	Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.
(3)	Based on average shares outstanding during the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for Global Equity Fund Class A shares was $32.54.

See Notes to Financial Statements

136	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class I
	Six Months
	Ended						Period Ended
	April 30,		Year Ended October 31,				October 31,
	2010		2009	2008	2007	2006	2005 (2)(3)
Net Asset Value, beginning of period	$32.80	†	$27.55 †	$47.45	$38.48	$31.58	$30.80

Income (loss) from investment operations:
Net investment income (4)	0.02		0.35	0.39	0.46	0.38	0.23
Net realized and unrealized gain (loss) on investments	4.00		5.17	(20.10)	8.51	6.52	0.56

Total income (loss) from investment operations	4.02		5.52	(19.71)	8.97	6.90	0.79

Less distributions:
From net investment income	(0.95)		(0.27)	(0.19)	—	— (5)	(0.01)

Total Distributions	(0.95)		(0.27)	(0.19)	—	— (5)	(0.01)

Net Asset Value, end of period	$35.87		$32.80 †	$27.55 †	$47.45	$38.48	$31.58

Total Return	12.37	%(6)	20.23%	(41.68)%	23.31%	21.89%	2.56	%(6)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$66,399		$50,021	$47,518	$74,033	$29,598	$16,810

Ratio of investment income to average net assets	0.13	%(7)	1.27%	0.98%	1.08%	1.06%	1.15	%(7)
Ratio of net expenses to average net assets (1)(8)	1.15	%(7)	1.15%	1.20%	1.17%	1.17%	1.17	%(7)
Ratio of net expenses to average net assets (1)	1.15	%(7)	1.15%	1.15%	1.15%	1.15%	1.15	%(7)

Portfolio turnover rate	86	%(6)	320%	200%	185%	162%	118	%(6)

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (8)	1.29	%(7)	1.50%	1.45%	1.65%	1.88%	2.51	%(7)
Ratio of gross expenses to average net assets	1.29	%(7)	1.50%	1.40%	1.63%	1.86%	2.49	%(7)

(2)	Commenced operations on March 14, 2005.
(3)	Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.
(4)	Based on average shares outstanding during the period.
(5)	Rounds to less than $0.01.
(6)	Not annualized.
(7)	Annualized.
(8)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAVs for shareholder transaction activity for Global Equity Fund Class I shares were $32.79 and $27.56 for October 31, 2009 and 2008, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	137

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009		2008		2007	2006	2005
Net Asset Value, beginning of period	$28.20		$24.46	†	$51.95		$43.09	$34.29	$28.99

Income (loss) from investment operations:
Net investment income (1)	0.12		0.26		0.52		0.71	0.50	0.35
Net realized and unrealized gain (loss) on investments	1.53		3.94		(22.03)		12.60	9.87	5.98

Total income (loss) from investment operations	1.65		4.20		(21.51)		13.31	10.37	6.33

Less distributions:
From net investment income	(2.08)		(0.46)		(0.72)		(0.28)	—	(0.45)
From net realized gains on investments	—		—		(5.26)		(4.17)	(1.57)	(0.58)

Total Distributions	(2.08)		(0.46)		(5.98)		(4.45)	(1.57)	(1.03)

Net Asset Value, end of period	$27.77		$28.20		$24.46	†	$51.95	$43.09	$34.29

Total Return	5.86	%(2)	17.62%		(46.49)%		33.33%	31.20%	22.19%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$4,078,795		$4,368,400		$4,884,851		$11,619,663	$9,092,359	$7,018,030

Ratio of net investment income to average net assets	0.86	%(3)	1.09%		1.31%		1.54%	1.28%	1.09%
Ratio of net expenses to average net assets (4)	1.27	%(3)	1.26%		1.22%		1.24%	1.24%	1.32%
Ratio of net expenses to average net assets	1.27	%(3)(5)	1.21	%(5)	1.13	%(5)	1.19%	1.19%	1.31%

Portfolio turnover rate	50	%(2)	201%		55%		51%	62%	57%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.27%, 1.21% and 1.13% for the periods ended April 30, 2010 and October 31, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares was $24.44. The NAV above has been restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

138	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009		2008	2007	2006	2005
Net Asset Value, beginning of period	$28.89		$25.09	†	$53.15	$43.97	$34.96	$29.47

Income (loss) from investment operations:
Net investment income (1)	0.16		0.33		0.63	0.85	0.52	0.44
Net realized and unrealized gain (loss) on investments	1.57		4.03		(22.60)	12.88	10.15	6.09

Total income (loss) from investment operations	1.73		4.36		(21.97)	13.73	10.67	6.53

Less distributions:
From net investment income	(2.15)		(0.56)		(0.83)	(0.38)	—	(0.46)
From net realized gains on investments	—		—		(5.26)	(4.17)	(1.66)	(0.58)

Total Distributions	(2.15)		(0.56)		(6.09)	(4.55)	(1.66)	(1.04)

Net Asset Value, end of period	$28.47		$28.89		$25.09 †	$53.15	$43.97	$34.96

Total Return	6.01	%(2)	17.91%		(46.37)%	33.65%	31.53%	22.52%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$6,199,185		$6,389,926		$6,878,409	$15,310,511	$11,077,753	$8,220,356

Ratio of investment income to average net assets	1.12	%(3)	1.36%		1.56%	1.81%	1.29%	1.33%
Ratio of net expenses to average net assets (4)	1.01	%(3)	1.01%		0.98%	0.99%	0.99%	1.05%
Ratio of net expenses to average net assets	1.01	%(3)(5)	0.95	%(5)	0.89%	0.94%	0.94%	1.04%

Portfolio turnover rate	50	%(2)	201%		55%	51%	62%	57%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.02%, 0.95% and 0.89% for the periods ended April 30, 2010, and October 31, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class I shares was $25.07. The NAV above has been restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	139

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class A
	Six Months
	Ended						Period Ended
	April 30,		Year Ended October 31,				October 31,
	2010		2009	2008	2007	2006	2005 (1)
Net Asset Value, beginning of period	$11.62		$10.15 †	$18.31	$14.07	$10.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.05		0.09	0.19	0.31	0.16	(0.01)
Net realized and unrealized gain (loss) on investments	0.53		1.71	(7.94)	4.01	2.97	0.95

Total income (loss) from investment operations	0.58		1.80	(7.75)	4.32	3.13	0.94

Less distributions:
From net investment income	(0.55)		(0.33)	(0.14)	(0.03)	—	—
From net realized gains on investments	—		—	(0.27)	(0.05)	—	—

Total Distributions	(0.55)		(0.33)	(0.41)	(0.08)	—	—

Net Asset Value, end of period	$11.65		$11.62	$10.15 †	$18.31	$14.07	$10.94

Total Return	4.97	%(3)	18.23%	(43.18)%	30.89%	28.73%	9.30	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,204,658		$2,146,222	$1,309,002	$1,980,188	$722,531	$127,435

Ratio of net investment income (loss) to average net assets	0.78	%(4)	0.87%	1.25%	1.93%	1.25%	(0.11	)%(4)
Ratio of net expenses to average net assets (5)(6)	1.27	%(4)	1.27%	1.28%	1.31%	1.33%	1.36	%(4)
Ratio of net expenses to average net assets (7)	1.27	%(4)	1.24%	1.21%	1.29%	1.32%	1.35	%(4)

Portfolio turnover rate	61	%(3)	205%	89%	64%	61%	38	%(3)

(1)	Commenced operations on May 4, 2005.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(6)	On March 1, 2006, the expense cap changed from 1.35% to 1.32%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.27%,1.25%, 1.21%, 1.28% and 1.32% and 2.06% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006 and 2005 respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class A shares was $10.16.

See Notes to Financial Statements

140	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class I
	Six Months
	Ended						Period Ended
	April 30,		Year Ended October 31,				October 31,
	2010		2009	2008	2007	2006	2005 (1)
Net Asset Value, beginning of period	$11.70		$10.22 †	$18.42	$14.14	$10.96	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.06		0.12	0.23	0.37	0.20	—
Net realized and unrealized gain (loss) on investments	0.55		1.72	(7.99)	4.02	2.98	0.96

Total income (loss) from investment operations	0.61		1.84	(7.76)	4.39	3.18	0.96

Less distributions:
From net investment income	(0.58)		(0.36)	(0.17)	(0.06)	—	—
From net realized gains on investments	—		—	(0.27)	(0.05)	—	—

Total Distributions	(0.58)		(0.36)	(0.44)	(0.11)	—	—

Net Asset Value, end of period	$11.73		$11.70	$10.22 †	$18.42	$14.14	$10.96

Total Return	5.15	%(3)	18.59%	(43.03)%	31.15%	29.11%	9.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$7,087,822		$6,985,273	$5,218,728	$7,753,276	$2,439,754	$297,617

Ratio of net investment income (loss) to average net assets	1.02	%(4)	1.18%	1.48%	2.28%	1.54%	(0.01	)%(4)
Ratio of net expenses to average net assets (5)(6)	1.03	%(4)	1.02%	1.00%	1.03%	1.06%	1.09	%(4)
Ratio of net expenses to average net assets (7)	1.03	%(4)	0.98%	0.93%	1.01%	1.05%	1.08	%(4)

Portfolio turnover rate	61	%(3)	205%	89%	64%	61%	38	%(3)

(1)	Commenced operations on May 4, 2005.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(6)	On March 1, 2006, the expense cap changed from 1.08% to 1.05%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 1.03%, 0.99%, 0.93%, 1.01%, 1.05% and 1.60% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006 and 2005 respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class I shares was $10.23.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	141

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$13.51		$12.21	$13.41	$13.08	$13.33	$13.37

Income (loss) from investment operations:
Net investment income (1)	0.26		0.51	0.57	0.57	0.56	0.42
Net realized and unrealized gain (loss) on investments	0.21		1.54	(1.07)	0.29	0.07	0.10

Total income (loss) from investment operations	0.47		2.05	(0.50)	0.86	0.63	0.52

Less distributions:
From net investment income	(0.24)		(0.62)	(0.70)	(0.53)	(0.77)	(0.46)
From net realized gains on investments	—		(0.13)	—	—	(0.11)	(0.10)

Total Distributions	(0.24)		(0.75)	(0.70)	(0.53)	(0.88)	(0.56)

Net Asset Value, end of period	$13.74		$13.51	$12.21	$13.41	$13.08	$13.33

Total Return	3.50	%(2)	17.27%	(4.01)%	6.75%	4.98%	3.93%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$307,669		$331,224	$302,869	$148,603	$103,732	$68,223

Ratio of net investment income to average net assets	3.89	%(3)	3.98%	4.27%	4.34%	4.32%	3.11%
Ratio of net expenses to average net assets (4)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.78%
Ratio of net expenses to average net assets (5)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.77%

Portfolio turnover rate(6)	86	%(2)	289%	341%	433%	411%	202%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratios would have been 0.69%, 0.69%, 0.72%, 0.81%, 0.83%, and 0.93% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006, and 2005, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 63%,159%, 238%, 220%, 174%, and 67% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006 and 2005.

See Notes to Financial Statements

142	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each year

	Class I
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$13.47		$12.20	$13.43	$13.12	$13.38	$13.41

Income (loss) from investment operations:
Net investment income (1)	0.28		0.54	0.57	0.61	0.60	0.47
Net realized and unrealized gain (loss) on investments	0.20		1.53	(1.04)	0.29	0.07	0.08

Total income (loss) from investment operations	0.48		2.07	(0.47)	0.90	0.67	0.55

Less distributions:
From net investment income	(0.28)		(0.67)	(0.76)	(0.59)	(0.82)	(0.48)
From net realized gains on investments	—		(0.13)	—	—	(0.11)	(0.10)

Total Distributions	(0.28)		(0.80)	(0.76)	(0.59)	(0.93)	(0.58)

Net Asset Value, end of period	$13.67		$13.47	$12.20	$13.43	$13.12	$13.38

Total Return	3.62	%(2)	17.56%	(3.84)%	7.13%	5.25%	4.10%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,373,335		$1,238,512	$963,045	$781,006	$399,187	$141,145

Ratio of investment income to average net assets	4.15	%(3)	4.26%	4.27%	4.61%	4.64%	3.50%
Ratio of net expenses to average net assets (4)	0.44	%(3)	0.43%	0.44%	0.44%	0.44%	0.47%
Ratio of net expenses to average net assets (5)	0.44	%(3)	0.44%	0.44%	0.44%	0.44%	0.47%

Portfolio turnover rate(6)	86	%(2)	289%	341%	433%	411%	202%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratios would have been 0.44%, 0.43%, 0.46%, 0.54%, 0.56%, and 0.65% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006, and 2005, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 63%, 159%, 238%, 220%, 174%, and 67% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006 and 2005.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	143

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$10.28		$8.08	$11.05	$10.99	$11.93	$12.07

Income (loss) from investment operations:
Net investment income (1)	0.40		0.71	0.68	0.76	0.68	0.73
Net realized and unrealized gain (loss) on investments	0.67		2.42	(3.00)	0.15	0.43	(0.01)

Total income (loss) from investment operations	1.07		3.13	(2.32)	0.91	1.11	0.72

Less distributions:
From net investment income	(0.37)		(0.78)	(0.65)	(0.68)	(1.17)	(0.71)
From net realized gains on investments	—		—	—	(0.10)	(0.88)	(0.15)
Return of capital	(0.02)		(0.15)	—	(0.07)	—	—

Total Distributions	(0.39)		(0.93)	(0.65)	(0.85)	(2.05)	(0.86)

Net Asset Value, end of period	$10.96		$10.28	$8.08	$11.05	$10.99	$11.93

Total Return	10.53	%(2)	42.71%	(22.12)%	8.58%	10.49%	6.15%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,138,244		$715,541	$139,340	$94,348	$45,930	$36,166

Ratio of net investment income to average net assets	7.50	%(3)	7.83%	6.67%	6.89%	6.16%	6.01%
Ratio of net expenses to average net assets (4)(5)	1.00	%(3)	1.01%	1.02%	1.01%	1.10%	1.28%
Ratio of net expenses to average net assets (4)(6)	1.00	%(3)	1.00%	1.00%	1.00%	1.08%	1.25%

Portfolio turnover rate	29	%(2)	43%	28%	63%	96%	99%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.25% to 1.00%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment advisor.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expenses ratios would have been 1.01%, 1.01%, 1.08%, 1.20%, 1.35% and 1.30% for the periods ended April 30, 2010, October 31, 2009 ,2008, 2007, 2006 and 2005.

See Notes to Financial Statements

144	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each year

	Class I
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2010		2009	2008	2007	2006	2005
Net Asset Value, beginning of period	$9.90		$7.82	$10.71	$10.66	$11.61	$12.01

Income (loss) from investment operations:
Net investment income (1)	0.39		0.70	0.69	0.77	0.70	0.78
Net realized and unrealized gain (loss) on investments	0.65		2.33	(2.90)	0.14	0.40	(0.05)

Total income (loss) from investment operations	1.04		3.03	(2.21)	0.91	1.10	0.73

Less distributions:
From net investment income	(0.37)		(0.79)	(0.68)	(0.68)	(1.17)	(0.98)
From net realized gains on investments	—		—	—	(0.10)	(0.88)	(0.15)
Return of capital	(0.02)		(0.16)	—	(0.08)	—	—

Total Distributions	(0.39)		(0.95)	(0.68)	(0.86)	(2.05)	(1.13)

Net Asset Value, end of period	$10.55		$9.90	$7.82	$10.71	$10.66	$11.61

Total Return	10.71	%(2)	42.99%	(21.84)%	8.82%	10.76%	6.37%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,842,626		$934,054	$221,811	$152,769	$35,100	$7,586

Ratio of investment income to average net assets	7.75	%(3)	8.10%	6.93%	7.15%	6.61%	6.47%
Ratio of net expenses to average net assets (4)(5)	0.75	%(3)	0.76%	0.77%	0.76%	0.81%	1.03%
Ratio of net expenses to average net assets (4)(6)	0.75	%(3)	0.75%	0.75%	0.75%	0.79%	1.00%

Portfolio turnover rate	29	%(2)	43%	28%	63%	96%	99%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.00% to 0.75%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment advisor.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expense ratios would have been 0.75%, 0.74%, 0.79%, 0.92%, 1.08% and 1.04% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, 2006 and 2005.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	145

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended						Period Ended
	April 30,		Year Ended October 31,				October 31,
	2010		2009	2008		2007	2006 (1)
Net Asset Value, beginning of period	$7.70		$6.04	$12.66		$11.26	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.04)		(0.06)	(0.11)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	2.74		1.72	(5.11)		1.51	1.29

Total income (loss) from investment operations	2.70		1.66	(5.22)		1.40	1.26

Less distributions:
From net realized gains on investments	—		—	(1.40)		—	—

Total Distributions	—		—	(1.40)		—	—

Net Asset Value, end of period	$10.40		$7.70	$6.04		$12.66	$11.26

Total Return	35.19	%(3)	27.48%	(45.85	)%(4)	12.43%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$6,683		$3,236	$2,021		$3,781	$2,955

Ratio of net investment loss to average net assets	(0.83	)%(5)	(0.92)%	(1.19)%		(0.90)%	(0.99	)%(5)
Ratio of net expenses to average net assets (6)	1.80	%(5)	1.80%	1.80%		1.80%	1.80	%(5)

Portfolio turnover rate	42	%(3)	276%	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratio would have been 2.92%, 4.25%, 3.80%,3.52% and 4.52% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

146	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class I
	Six Months
	Ended						Period Ended
	April 30,		Year Ended October 31,				October 31,
	2010		2009	2008		2007	2006 (1)
Net Asset Value, beginning of period	$7.75		$6.05 †	$12.71		$11.27	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.03)		(0.04)	(0.08)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	2.76		1.74	(5.12)		1.51	1.29

Total income (loss) from investment operations	2.73		1.70	(5.20)		1.44	1.27

Less distributions:
From net realized gains on investments	—		—	(1.46)		—	—

Total Distributions	—		—	(1.46)		—	—

Net Asset Value, end of period	$10.48		$7.75	$6.05	†	$12.71	$11.27

Total Return	35.23	%(3)	27.89%	(45.63	)%(4)	12.88%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$6,689		$2,825	$2,046		$3,677	$2,816

Ratio of net investment loss to average net assets	(0.68	)%(5)	(0.60)%	(0.89)%		(0.60)%	(0.69	)%(5)
Ratio of net expenses to average net assets (6)	1.50	%(5)	1.50%	1.50%		1.50%	1.50	%(5)

Portfolio turnover rate	42	%(3)	276%	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratio would have been 2.54%,3.60%,3.32%, 3.08% and 4.03% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for U.S. Microcap Fund Class I shares was $6.06 for the year ended October 31, 2008.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	147

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.48		$6.32	$14.13	$11.10	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.04)		(0.04)	(0.03)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	2.27		2.20	(4.82)	3.31	1.11

Total income (loss) from investment operations	2.23		2.16	(4.85)	3.21	1.10

Less distributions:
From net realized gains on investments	—		—	(2.96)	(0.18)	—

Total Distributions	—		—	(2.96)	(0.18)	—

Net Asset Value, end of period	$10.71		$8.48	$6.32	$14.13	$11.10

Total Return	26.30	%(3)	34.18%	(41.89)%	29.44%	11.00	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$39,183		$11,277	$2,743	$4,339	$2,807

Ratio of net investment loss to average net assets	(0.75	)%(4)	(0.52)%	(0.31)%	(0.85)%	(0.29	)%(4)
Ratio of net expenses to average net assets (5)	1.50	%(4)	1.50%	1.50%	1.50%	1.50	%(4)

Portfolio turnover rate	44	%(3)	281%	253%	238%	13	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 1.71%, 2.88%, 3.21%, 2.97% and 4.22% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

148	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class I
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.52		$6.33	$14.18	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.03)		(0.01)	— (3)	(0.06)	—
Net realized and unrealized gain (loss) on investments	2.29		2.20	(4.84)	3.32	1.11

Total income (loss) from investment operations	2.26		2.19	(4.84)	3.26	1.11

Less distributions:
From net investment income	—		—	—	(0.01)	—
From net realized gains on investments	—		—	(3.01)	(0.18)	—

Total Distributions	—		—	(3.01)	(0.19)	—

Net Asset Value, end of period	$10.78		$8.52	$6.33	$14.18	$11.11

Total Return	26.53	%(4)	34.60%	(41.70)%	29.75%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$16,666		$3,490	$2,450	$4,073	$2,777

Ratio of net investment income (loss) to average net assets	(0.51	)%(5)	(0.12)%	(0.02)%	(0.52)%	0.01	%(5)
Ratio of net expenses to average net assets (6)	1.20	%(5)	1.20%	1.20%	1.20%	1.20	%(5)

Portfolio turnover rate	44	%(4)	281%	253%	238%	13	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 1.41%, 2.59%, 2.78%, 2.79% and 3.68% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	149

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.15		$6.81	$12.74	$11.05	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.00(3)		0.01	(0.01)	0.05	0.01
Net realized and unrealized gain (loss) on investments	1.73		1.33	(4.94)	1.81	1.04

Total income (loss) from investment operations	1.73		1.34	(4.95)	1.86	1.05

Less distributions:
From net investment income	(0.01)		—	—	(0.13)	—
From net realized gains on investments	—		—	(0.98)	(0.04)	—

Total Distributions	(0.01)		—	(0.98)	(0.17)	—

Net Asset Value, end of period	$9.87		$8.15	$6.81	$12.74	$11.05

Total Return	21.20	%(4)	19.68%	(41.91)%	17.16%	10.50	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,964		$2,442	$2,096	$3,646	$2,887

Ratio of net investment income (loss) to average net assets	0.02	%(5)	0.19%	(0.08)%	0.43%	0.52	%(5)
Ratio of net expenses to average net assets (6)	1.35	%(5)	1.35%	1.35%	1.35%	1.35	%(5)

Portfolio turnover rate	74	%(4)	232%	209%	155%	11	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 2.97%, 3.71%, 3.10%, 2.98% and 3.94% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

150	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class I
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.18		$6.82	$12.76	$11.06	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.01		0.03	0.02	0.09	0.01
Net realized and unrealized gain (loss) on investments	1.75		1.33	(4.94)	1.80	1.05

Total income (loss) from investment operations	1.76		1.36	(4.92)	1.89	1.06

Less distributions:
From net investment income	(0.03)		—	0.00	(0.15)	—
From net realized gains on investments	—		—	(0.98)	(0.04)	—
Return of capital	—		—	(0.04)	—	—

Total Distributions	(0.03)		—	(1.02)	(0.19)	—

Net Asset Value, end of period	$9.91		$8.18	$6.82	$12.76	$11.06

Total Return	21.51	%(3)	19.94%	(41.72)%	17.47%	10.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,066		$2,495	$2,226	$3,842	$2,765

Ratio of investment income to average net assets	0.32	%(4)	0.49%	0.22%	0.77%	0.22	%(4)
Ratio of net expenses to average net assets (5)	1.05	%(4)	1.05%	1.05%	1.05%	1.05	%(4)

Portfolio turnover rate	74	%(3)	232%	209%	155%	11	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 2.56%, 3.01%, 2.62%, 2.51% and 3.46% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	151

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class A
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.44		$6.93	$12.84	$11.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.00	)(3)	0.03	(0.02)	0.07	—	(3)
Net realized and unrealized gain (loss) on investments	1.54		1.48	(4.75)	1.85	1.10

Total income (loss) from investment operations	1.54		1.51	(4.77)	1.92	1.10

Less distributions:
From net investment income	(0.03)		—	—	(0.13)	—
From net realized gains on investments	—		—	(1.14)	(0.05)	—

Total Distributions	(0.03)		—	(1.14)	(0.18)	—

Net Asset Value, end of period	$9.95		$8.44	$6.93	$12.84	$11.10

Total Return	18.24	%(4)	21.79%	(40.40)%	17.47%	11.00	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,972		$2,525	$2,048	$3,620	$2,780

Ratio of net investment income (loss) to average net assets	(0.02	)%(5)	0.46%	(0.21)%	0.58%	(0.03	)%(5)
Ratio of net expenses to average net assets (6)	1.30	%(5)	1.30%	1.30%	1.30%	1.30	%(5)

Portfolio turnover rate	41	%(4)	240%	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 2.70%, 3.63%, 3.14%, 2.93% and 3.87% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

152	Artio Global Funds ï 2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class I
	Six Months
	Ended					Period Ended
	April 30,		Year Ended October 31,			October 31,
	2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$8.48		$6.94	$12.86	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.01		0.05	0.01	0.12	0.01
Net realized and unrealized gain (loss) on investments	1.55		1.49	(4.76)	1.84	1.10

Total income (loss) from investment operations	1.56		1.54	(4.75)	1.96	1.11

Less distributions:
From net investment income	(0.05)		— (3)	(0.03)	(0.16)	—
From net realized gains on investments	—		—	(1.14)	(0.05)	—

Total Distributions	(0.05)		— (3)	(1.17)	(0.21)	—

Net Asset Value, end of period	$9.99		$8.48	$6.94	$12.86	$11.11

Total Return	18.43	%(4)	22.24%	(40.26)%	17.79%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$5,369		$2,513	$2,328	$3,947	$2,778

Ratio of investment income to average net assets	0.25	%(5)	0.76%	0.09%	0.99%	0.27	%(5)
Ratio of net expenses to average net assets (6)	1.00	%(5)	1.00%	1.00%	1.00%	1.00	%(5)

Portfolio turnover rate	41	%(4)	240%	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 2.18%, 2.97%, 2.63%, 2.42% and 3.33% for the periods ended April 30, 2010, October 31, 2009, 2008, 2007, and 2006.

See Notes to Financial Statements

Artio Global Funds ï 2010 Semi-Annual Report	153

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Artio Global Funds consist of the Artio Global Equity Fund Inc. (“Global Equity Fund”) and the Artio Global Investment Funds (the “Trust”). As of April 30, 2010, the Artio Global Funds are comprised of nine funds (each a “Fund” and together, the “Funds”).

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2010, the Trust offered eight diversified investment funds: Artio International Equity Fund (the “International Equity Fund”), Artio International Equity Fund II (the “International Equity Fund II”), Artio Total Return Bond Fund (the “Total Return Bond Fund”), Artio Global High Income Fund (the “Global High Income Fund”), Artio U.S. Microcap Fund (the “U.S. Microcap Fund”), Artio U.S. Smallcap Fund (the “U.S. Smallcap Fund”), Artio U.S. Midcap Fund (the “U.S. Midcap Fund”) and Artio U.S. Multicap Fund (the “U.S. Multicap Fund”). Each investment fund is diversified.

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related 401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each of the Artio Global Funds offers multiple share classes. As of April 30, 2010, all of the Funds offered Class A and Class I shares. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds’ Prospectuses. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

154	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund	Investment Objective
Global Equity Fund	Seeks to maximize total return, principally through capital appreciation.
International Equity Fund	Seeks long term growth of capital.
International Equity Fund II	Seeks long term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
U.S. Microcap Fund	Seeks to achieve long term growth of capital.
U.S. Smallcap Fund	Seeks to achieve long term growth of capital.
U.S. Midcap Fund	Seeks to achieve long term growth of capital.
U.S. Multicap Fund	Seeks to achieve long term growth of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trusts’ Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

Artio Global Funds ï 2010 Semi-Annual Report	155

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Asset and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using an industry accepted modeling tool using inputs, which may include yield data, risk free rate, volatility, contract terms, and others, as applicable. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. These inputs may include prices of similar securities, yield data, the financial condition of the issuer, and other factors, as applicable. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

156	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical investments

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Funds’ investments:

Global Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$37,712,259	$—	$—	$37,712,259
Japan	—	4,939,845	—	4,939,845
Switzerland	—	3,927,602	—	3,927,602
United Kingdom	—	3,819,117	—	3,819,117
Australia	—	2,821,957	—	2,821,957
Canada	2,440,920	—	—	2,440,920
Germany	—	2,343,153	—	2,343,153
South Korea	—	2,208,081	—	2,208,081
France	—	2,169,640	—	2,169,640
China	—	2,160,339	—	2,160,339
Russia	262,080	1,654,540	—	1,916,620
South Africa	—	1,753,680	—	1,753,680
Netherlands	—	1,233,884	—	1,233,884
Norway	—	942,779	—	942,779

Artio Global Funds ï 2010 Semi-Annual Report	157

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Austria	$—	$860,364	$—	$860,364
Denmark	—	662,049	—	662,049
Mexico	608,055	—	—	608,055
Brazil	594,878	—	—	594,878
Poland	—	551,056	—	551,056
Finland	—	440,331	—	440,331
India	—	436,446	—	436,446
Sweden	—	378,337	—	378,337
Czech Republic	—	372,122	—	372,122
Hong Kong	—	341,427	—	341,427
Belgium	—	290,732	—	290,732
Indonesia	—	284,331	—	284,331
Greece	—	269,256	—	269,256
Italy	—	246,870	—	246,870
Israel	245,491	—	—	245,491
Hungary	—	221,315	—	221,315
Taiwan	196,307	—	—	196,307

TOTAL COMMON STOCKS	42,059,990	35,329,253	—	77,389,243

EQUITY LINKED NOTES
India	—	1,502,947	—	1,502,947
Taiwan	—	733,312	—	733,312
United States	691,208	—	—	691,208

TOTAL EQUITY LINKED NOTES	691,208	2,236,259	—	2,927,467

EXCHANGE-TRADED FUNDS
United States	1,332,647	—	—	1,332,647
Multinational	884,965	—	—	884,965

TOTAL EXCHANGE-TRADED FUNDS	2,217,612	—	—	2,217,612

PREFERRED STOCKS
Brazil	228,843	—	—	228,843
Philippines	—	—	127	127

TOTAL PREFERRED STOCKS	228,843	—	127	228,970

RIGHTS
Brazil	—	—	—	—

REPURCHASE AGREEMENT
United States	—	1,638,968	—	1,638,968

TOTAL INVESTMENTS	45,197,653	39,204,480	127	84,402,260

FORWARD FOREIGN EXCHANGE CONTRACTS	—	52,045	—	52,045

TOTAL	$45,197,653	$39,256,525	$127	$84,454,305

158	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(32,840)	$—	$(32,840)

TOTAL	$—	$(32,840)	$—	$(32,840)

Artio Global Funds ï 2010 Semi-Annual Report	159

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—04/30/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at April 30,
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30,2010	2010
PREFERRED STOCKS
Philippines	$119	$—	$—	$8	$—	$—	$—	$—	$127	$8

TOTAL	$119	$—	$—	$8	$—	$—	$—	$—	$127	$8

160	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$1,371,619,442	$—	$1,371,619,442
Japan	—	1,029,384,515	—	1,029,384,515
Switzerland	—	753,660,166	—	753,660,166
Germany	—	636,886,920	—	636,886,920
Russia	88,629,056	492,775,602	47,946,146	629,350,804
France	—	589,063,046	—	589,063,046
Canada	518,771,524	—	—	518,771,524
Australia	—	456,060,976	—	456,060,976
Netherlands	—	384,403,810	—	384,403,810
China	—	264,740,791	—	264,740,791
Czech Republic	14,109,184	191,542,144	—	205,651,328
Austria	—	201,593,288	—	201,593,288
Mexico	197,493,638	—	—	197,493,638
Italy	—	191,279,480	—	191,279,480
Poland	—	176,220,866	—	176,220,866
Norway	—	141,729,760	—	141,729,760
South Korea	—	134,820,705	—	134,820,705
Ukraine	26,629,280	85,477,106	15,176,480	127,282,866
South Africa	—	115,295,521	—	115,295,521
Sweden	—	108,746,595	—	108,746,595
Denmark	—	107,138,078	—	107,138,078
Hungary	—	99,846,039	—	99,846,039
Finland	—	97,746,217	—	97,746,217
Brazil	92,957,517	—	—	92,957,517
Romania	6,167,518	81,986,544	—	88,154,062
Bulgaria	—	26,980,400	52,615,494	79,595,894
Ireland	—	54,127,231	—	54,127,231
Israel	50,332,491	—	—	50,332,491
Belgium	—	34,102,333	—	34,102,333
Georgia	—	29,726,129	—	29,726,129
Greece	—	27,623,235	—	27,623,235
Serbia	24,648,906	—	2,873,298	27,522,204
Spain	7,610,242	19,532,828	—	27,143,070
Lebanon	6,396,220	17,268,422	—	23,664,642
Portugal	—	17,425,096	—	17,425,096
Venezuela	—	—	17,228,415	17,228,415
Thailand	—	16,942,953	—	16,942,953
Hong Kong	—	15,761,000	—	15,761,000
Indonesia	947,335	14,390,842	—	15,338,177
India	—	10,189,375	—	10,189,375

Artio Global Funds ï 2010 Semi-Annual Report	161

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Zambia	$—	$—	$7,893,775	$7,893,775
United States	5,313,003	—	—	5,313,003
Malaysia	—	3,029,528	—	3,029,528
Latvia	—	—	2,677,286	2,677,286
Lithuania	—	2,290,163	—	2,290,163
Croatia	—	35,680	—	35,680
Kenya	—	12,976	—	12,976

TOTAL COMMON STOCKS	1,040,005,914	8,001,455,802	146,410,894	9,187,872,610

EQUITY LINKED NOTES
Taiwan	—	306,878,499	—	306,878,499
India	—	229,037,682	—	229,037,682
Serbia	—	19,366,437	—	19,366,437
Ukraine	—	—	506,597	506,597

TOTAL EQUITY LINKED NOTES	—	555,282,618	506,597	555,789,215

EXCHANGE-TRADED FUNDS
Multinational	220,790,702	—	—	220,790,702
Australia	—	11,885,673	—	11,885,673
Romania	—	9,445,516	—	9,445,516
Sweden	—	6,538,001	—	6,538,001
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	220,790,702	27,869,190	1,389,510	250,049,402

PREFERRED STOCKS
Brazil	79,284,541	—	—	79,284,541
Germany	—	51,704,068	—	51,704,068
Russia	8,251,050	7,947,324	—	16,198,374
Bulgaria	11,728,140	—	—	11,728,140
Philippines	—	—	25,930	25,930

TOTAL PREFERRED STOCKS	99,263,731	59,651,392	25,930	158,941,053

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	—	5,120,455	—	5,120,455

RIGHTS
Brazil	—	—	—	—

INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	278,120,010	671,695,118	—	949,815,128

162	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TIME DEPOSIT
United States	$—	$250,000	$—	$250,000

TOTAL INVESTMENTS	1,638,180,357	9,321,324,575	148,332,931	11,107,837,863

FORWARD FOREIGN EXCHANGE CONTRACTS	—	47,383,916	—	47,383,916

TOTAL	$1,638,180,357	$9,368,708,491	$148,332,931	$11,155,221,779

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(18,794,360)	$—	$(18,794,360)

FINANCIAL FUTURES CONTRACTS	(832,277)	—	—	(832,277)

TOTAL	$(832,277)	$(18,794,360)	$—	$(19,626,637)

Artio Global Funds ï 2010 Semi-Annual Report	163

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—04/30/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized					Balance as of	from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	April 30,	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	2010	April 30, 2010
COMMON STOCKS
Bulgaria	$10,480,179	$—	$—	$15,101,907	$—	$—	$27,033,408	$—	$52,615,494	$15,101,907
Latvia	2,963,033	—	—	(285,747)	—	—	—	—	2,677,286	(285,747)
Russia	12,364,077	—	—	22,046,951	15,204,986	—	—	(1,669,868)	47,946,146	21,620,492
Serbia	32,215,204	—	(1,114,952)	(5,974,970)	—	(464,904)	—	(21,787,080)	2,873,298	(510,225)
Ukraine	32,461,138	—	—	8,843,308	—	—	1,817,784	(27,945,750)	15,176,480	2,120,789
Venezuela	20,797,915	—	—	(3,569,500)	—	—	—	—	17,228,415	(3,569,500)
Zambia	8,081,113	—	—	(187,338)	—	—	—	—	7,893,775	(187,338)
EQUITY LINKED NOTES
Ukraine	—	—	—	(55,550)	—	—	562,147	—	506,597	(55,550)
EXCHANGE-TRADED FUNDS
Russia	1,157,925	—	—	231,585	—	—	—	—	1,389,510	231,585
PREFERRED STOCKS
Philippines	24,212	—	—	1,718	—	—	—	—	25,930	1,718
Russia	7,101,650	—	—	1,149,400	—	—	—	(8,251,050)	—	—

TOTAL	$127,646,446	$—	$(1,114,952)	$37,301,764	$15,204,986	$(464,904)	$29,413,339	$(59,653,748)	$148,332,931	$34,468,131

164	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$1,298,877,318	$—	$1,298,877,318
Japan	—	934,516,461	—	934,516,461
Switzerland	—	650,656,345	—	650,656,345
Germany	—	587,215,265	—	587,215,265
Russia	85,199,728	480,605,079	—	565,804,807
France	—	553,971,813	—	553,971,813
Canada	485,076,404	—	—	485,076,404
Australia	—	415,620,153	—	415,620,153
Netherlands	—	372,946,140	—	372,946,140
China	—	250,543,911	—	250,543,911
Mexico	199,023,419	—	—	199,023,419
Italy	—	183,051,240	—	183,051,240
Czech Republic	7,353,792	166,650,170	—	174,003,962
Austria	—	170,289,780	—	170,289,780
Poland	—	153,656,641	—	153,656,641
South Africa	—	148,795,401	—	148,795,401
Norway	—	139,658,479	—	139,658,479
South Korea	—	139,578,085	—	139,578,085
Sweden	—	108,360,325	—	108,360,325
Hungary	—	107,562,572	—	107,562,572
Denmark	—	98,713,579	—	98,713,579
Brazil	75,109,165	—	—	75,109,165
Finland	—	75,001,212	—	75,001,212
Ireland	—	54,818,604	—	54,818,604
Israel	47,096,762	—	—	47,096,762
Belgium	—	44,298,335	—	44,298,335
Romania	—	39,748,997	—	39,748,997
Greece	—	28,960,814	—	28,960,814
Ukraine	3,072,269	24,907,695	—	27,979,964
Spain	6,874,633	20,228,683	—	27,103,316
Lebanon	—	19,882,005	—	19,882,005
Portugal	—	17,741,662	—	17,741,662
Thailand	—	17,414,534	—	17,414,534
Indonesia	1,104,652	16,186,832	—	17,291,484
Hong Kong	—	13,627,619	—	13,627,619
United States	12,748,420	—	—	12,748,420

Artio Global Funds ï 2010 Semi-Annual Report	165

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
India	$—	$12,155,658	$—	$12,155,658
Malaysia	—	2,608,153	—	2,608,153
Kenya	—	83,170	—	83,170

TOTAL COMMON STOCKS	922,659,244	7,348,932,730	—	8,271,591,974

EQUITY LINKED NOTES
Taiwan	—	322,380,935	—	322,380,935
India	—	255,111,520	—	255,111,520

TOTAL EQUITY LINKED NOTES	—	577,492,455	—	577,492,455

EXCHANGE-TRADED FUNDS
Multinational	217,169,100	—	—	217,169,100

PREFERRED STOCKS
Brazil	77,951,614	—	—	77,951,614
Germany	—	49,215,365	—	49,215,365
Russia	757,770	6,770,526	—	7,528,296
Philippines	—	—	19,539	19,539

TOTAL PREFERRED STOCKS	78,709,384	55,985,891	19,539	134,714,814

RIGHTS
Brazil	—	—	—	—

INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	382,125,623	656,605,500	—	1,038,731,123
REPURCHASE AGREEMENT
United States	—	5,587,132	—	5,587,132

TOTAL INVESTMENTS	1,600,663,351	8,644,603,708	19,539	10,245,286,598

FORWARD FOREIGN EXCHANGE CONTRACTS	—	42,095,445	—	42,095,445

TOTAL	$1,600,663,351	$8,686,699,153	$19,539	$10,287,382,043

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(18,649,912)	$—	$(18,649,912)

FINANCIAL FUTURES CONTRACTS	(751,864)	—	—	(751,864)

TOTAL	$(751,864)	$(18,649,912)	$—	$(19,401,776)

166	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—04/30/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized					Balance as of	from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	April 30,	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	2010	April 30, 2010
PREFERRED STOCKS
Philippines	$18,244	$—	$—	$1,295	$—	$—	$—	$—	$19,539	$1,295
Russia	652,210	—	—	105,560	—	—	—	(757,770)	—	—

TOTAL	$670,454	$—	$—	$106,855	$—	$—	$—	$(757,770)	$19,539	$1,295

Artio Global Funds ï 2010 Semi-Annual Report	167

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSET BACKED SECURITIES
United States	$—	$526,904,590	$—	$526,904,590
Russia	—	—	530,757	530,757

TOTAL ASSET BACKED SECURITIES	—	526,904,590	530,757	527,435,347

CORPORATE BONDS
United States	—	302,420,457	—	302,420,457
United Kingdom	—	53,641,410	—	53,641,410
Canada	—	37,442,298	—	37,442,298
Supranational	—	31,931,660	—	31,931,660
Netherlands	—	21,136,472	—	21,136,472
France	—	18,327,774	—	18,327,774
Australia	—	13,153,452	—	13,153,452
Germany	—	13,016,285	—	13,016,285
Brazil	—	8,501,638	—	8,501,638
Hong Kong	—	5,989,263	—	5,989,263

TOTAL CORPORATE BONDS	—	505,560,709	—	505,560,709

U.S. GOVERNMENT AND AGENCY OBLIGATIONS	—	298,914,436	—	298,914,436

FOREIGN GOVERNMENT AND AGENCY BONDS
Canada	—	111,620,705	—	111,620,705
Brazil	—	48,022,500	—	48,022,500
France	—	37,829,118	—	37,829,118
Australia	—	17,421,960	—	17,421,960
Norway	—	—	7,499,981	7,499,981
Qatar	—	7,414,687	—	7,414,687
Bahrain	—	3,864,689	—	3,864,689
Bahamas	—	2,450,522	—	2,450,522

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	228,624,181	7,499,981	236,124,162

MUNICIPAL OBLIGATIONS
United States	—	26,457,000	—	26,457,000

REPURCHASE AGREEMENT
United States	—	98,719,867	—	98,719,867

TOTAL INVESTMENTS	—	1,685,180,783	8,030,738	1,693,211,521

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,955,084	—	2,955,084

TOTAL	$—	$1,688,135,867	$8,030,738	$1,696,166,605

168	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(2,520,448)	$—	$(2,520,448)

TOTAL	$—	$(2,520,448)	$—	$(2,520,448)

Artio Global Funds ï 2010 Semi-Annual Report	169

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—04/30/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized					Balance as of	from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	April 30,	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	2010	April 30, 2010
ASSET BACKED SECURITIES
Russia	$556,183	$—	$3,650	$150,352	$—	$(179,428)	$—	$—	$530,757	$150,352
FOREIGN GOVERNMENT AND AGENCY BONDS
Norway	—	—	—	(7,437)	7,507,418	—	—	—	7,499,981	(7,437)

TOTAL	$556,183	$—	$3,650	$142,915	$7,507,418	$(179,428)	$—	$—	$8,030,738	$142,915

170	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,522,980,900	$—	$1,522,980,900
Canada	—	81,693,618	—	81,693,618
United Kingdom	—	74,291,471	—	74,291,471
Ireland	—	38,919,182	3,757,132	42,676,314
Netherlands	—	39,925,634	—	39,925,634
Indonesia	—	35,899,664	—	35,899,664
Norway	—	31,756,862	—	31,756,862
Brazil	—	26,563,047	—	26,563,047
Germany	—	23,812,069	—	23,812,069
Italy	—	21,204,428	—	21,204,428
Russia	—	20,424,450	—	20,424,450
Mexico	—	18,790,073	—	18,790,073
France	—	14,645,348	—	14,645,348
Ukraine	—	11,039,925	—	11,039,925
Greece	—	8,732,447	—	8,732,447
Czech Republic	—	7,964,832	—	7,964,832
Ghana	—	—	7,218,684	7,218,684
Sweden	—	3,288,442	—	3,288,442
Switzerland	—	3,209,350	—	3,209,350
Hungary	—	—	13	13

TOTAL CORPORATE BONDS	—	1,985,141,742	10,975,829	1,996,117,571

BANK LOANS
United States	—	407,720,636	2,958,420	410,679,056
Netherlands	—	52,329,380	—	52,329,380
United Kingdom	—	39,565,063	—	39,565,063
Germany	—	32,468,785	—	32,468,785

TOTAL BANK LOANS	—	532,083,864	2,958,420	535,042,284

FOREIGN GOVERNMENT BONDS
Brazil	—	29,127,305	—	29,127,305
Indonesia	—	27,128,814	—	27,128,814
Venezuela	—	21,528,700	—	21,528,700
Ghana	—	10,136,203	—	10,136,203

TOTAL FOREIGN GOVERNMENT BONDS	—	87,921,022	—	87,921,022

CONVERTIBLE BONDS
United States	—	18,589,500	—	18,589,500
Czech Republic	—	17,467,319	—	17,467,319

TOTAL CONVERTIBLE BONDS	—	36,056,819	—	36,056,819

Artio Global Funds ï 2010 Semi-Annual Report	171

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$14,235,792	$—	$—	$14,235,792

PREFERRED STOCKS
United States	—	7,607,192	—	7,607,192

CREDIT LINKED NOTE
Ukraine	—	7,090,496	—	7,090,496

WARRANTS
United States	—	1,913,112	—	1,913,112

REPURCHASE AGREEMENT
United States	—	280,878,392	—	280,878,392

TIME DEPOSIT
United States	—	2,960,000	—	2,960,000

TOTAL INVESTMENTS	14,235,792	2,941,652,639	13,934,249	2,969,822,680

FORWARD FOREIGN EXCHANGE CONTRACTS	—	10,174,838	—	10,174,838

SWAPS	—	4,358,134	—	4,358,134

TOTAL	$14,235,792	$2,956,185,611	$13,934,249	$2,984,355,652

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(346,335)	$—	$(346,335)

TOTAL	$—	$(346,335)	$—	$(346,335)

172	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—04/30/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized					Balance as of	from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	April 30,	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	2010	April 30, 2010
BANK LOANS
Canada	$2,793,523	$7,271	$22,185	$1,357	$—	$(2,824,336)	$—	$—	$—	$—
United States	26,618,055	637,765	(314,164)	1,771,993	21,228,118	(781,633)	—	(46,201,714)	2,958,420	(8,993)
CORPORATE BONDS
Brazil	12,660,155	(128,899)	—	1,772,498	5,721,293	—	—	(20,025,047)	—	—
Ghana	7,202,638	—	—	16,046	—	—	—	—	7,218,684	16,046
Hungary	612,548	(16)	(437,616)	507,259	—	(682,162)	—	—	13	(1)
Ireland	998,650	(1,337)	—	(282,543)	4,042,362	(1,000,000)	—	—	3,757,132	(285,230)
Japan	473,554	—	(12,125)	11,446	—	(472,875)	—	—	—	—
Mexico	3,984,038	—	—	(49,714)	—	—	—	(3,934,324)	—	—
Netherlands	11,422,048	177,347	—	747,761	7,433,832	—	—	(19,780,988)	—	—
United States	6,709,532	51,403	(12,523)	1,940,289	4,605,650	(1,496,538)	—	(11,797,813)	—	—
									—	—

TOTAL	$73,474,741	$743,534	$(754,243)	$6,436,392	$43,031,255	$(7,257,544)	$—	$(101,739,886)	$13,934,249	$(278,178)

Artio Global Funds ï 2010 Semi-Annual Report	173

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,858,467	$—	$—	$1,858,467
Capital Goods	1,640,396	—	—	1,640,396
Semiconductors & Semiconductor Equipment	1,094,364	—	—	1,094,364
Health Care Equipment & Services	1,024,654	—	—	1,024,654
Pharmaceuticals & Biotechnology	926,958	—	—	926,958
Retailing	744,724	—	—	744,724
Consumer Services	722,146	—	—	722,146
Media	671,557	—	—	671,557
Diversified Financials	621,008	—	—	621,008
Commercial & Professional Services	567,580	—	—	567,580
Energy	550,767	—	—	550,767
Software & Services	523,384	—	—	523,384
Consumer Durables & Apparel	517,637	—	—	517,637
Technology Hardware & Equipment	509,818	—	—	509,818
Materials	403,235	—	—	403,235
Telecommunication Services	299,051	—	—	299,051
Food, Beverage & Tobacco	225,767	—	—	225,767
Household & Personal Products	168,423	—	—	168,423

TOTAL COMMON STOCKS	13,069,936	—	—	13,069,936

REPURCHASE AGREEMENT	—	1,009,797	—	1,009,797

TOTAL INVESTMENTS	13,069,936	1,009,797	—	14,079,733

TOTAL	$13,069,936	$1,009,797	$—	$14,079,733

174	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$8,133,410	$—	$—	$8,133,410
Retailing	5,182,612	—	—	5,182,612
Pharmaceuticals & Biotechnology	4,922,673	—	—	4,922,673
Semiconductors & Semiconductor Equipment	4,284,556	—	—	4,284,556
Health Care Equipment & Services	3,838,972	—	—	3,838,972
Energy	3,618,664	—	—	3,618,664
Diversified Financials	3,430,836	—	—	3,430,836
Consumer Services	3,054,020	—	—	3,054,020
Materials	2,981,919	—	—	2,981,919
Banks	2,673,783	—	—	2,673,783
Commercial & Professional Services	2,092,004	—	—	2,092,004
Software & Services	1,537,314	—	—	1,537,314
Insurance	1,522,262	—	—	1,522,262
Technology Hardware & Equipment	1,390,894	—	—	1,390,894
Media	1,248,991	—	—	1,248,991
Consumer Durables & Apparel	984,389	—	—	984,389
Telecommunication Services	919,384	—	—	919,384
Food, Beverage & Tobacco	900,153	—	—	900,153
Household & Personal Products	678,194	—	—	678,194
Real Estate	533,781	—	—	533,781

TOTAL COMMON STOCKS	53,928,811	—	—	53,928,811

REPURCHASE AGREEMENT	—	2,029,696	—	2,029,696

TOTAL INVESTMENTS	53,928,811	2,029,696	—	55,958,507

TOTAL	$53,928,811	$2,029,696	$—	$55,958,507

Artio Global Funds ï 2010 Semi-Annual Report	175

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Software & Services	$679,045	$—	$—	$679,045
Diversified Financials	616,062	—	—	616,062
Capital Goods	610,556	—	—	610,556
Energy	545,361	—	—	545,361
Retailing	482,570	—	—	482,570
Pharmaceuticals & Biotechnology	470,197	—	—	470,197
Materials	460,541	—	—	460,541
Commercial & Professional Services	444,703	—	—	444,703
Health Care Equipment & Services	271,147	—	—	271,147
Consumer Services	269,425	—	—	269,425
Insurance	244,114	—	—	244,114
Semiconductors & Semiconductor Equipment	203,900	—	—	203,900
Food, Beverage & Tobacco	200,513	—	—	200,513
Media	125,952	—	—	125,952
Household & Personal Products	118,401	—	—	118,401
Real Estate	117,808	—	—	117,808
Technology Hardware & Equipment	87,049	—	—	87,049
Food & Staples Retailing	62,432	—	—	62,432

TOTAL COMMON STOCKS	6,009,776	—	—	6,009,776

REPURCHASE AGREEMENT	—	45,524	—	45,524

TOTAL INVESTMENTS	6,009,776	45,524	—	6,055,300

TOTAL	$6,009,776	$45,524	$—	$6,055,300

176	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$1,187,815	$—	$—	$1,187,815
Pharmaceuticals & Biotechnology	888,270	—	—	888,270
Energy	803,177	—	—	803,177
Capital Goods	641,360	—	—	641,360
Health Care Equipment & Services	622,500	—	—	622,500
Technology Hardware & Equipment	616,826	—	—	616,826
Software & Services	612,774	—	—	612,774
Materials	588,860	—	—	588,860
Retailing	531,617	—	—	531,617
Semiconductors & Semiconductor Equipment	343,688	—	—	343,688
Consumer Services	342,508	—	—	342,508
Food, Beverage & Tobacco	314,360	—	—	314,360
Household & Personal Products	241,315	—	—	241,315
Banks	211,573	—	—	211,573
Commercial & Professional Services	162,270	—	—	162,270
Media	150,429	—	—	150,429

TOTAL COMMON STOCKS	8,259,342	—	—	8,259,342

REPURCHASE AGREEMENT	—	151,866	—	151,866

TOTAL INVESTMENTS	8,259,342	151,866	—	8,411,208

TOTAL	$8,259,342	$151,866	$—	$8,411,208

Artio Global Funds ï 2010 Semi-Annual Report	177

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its

178	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

benchmark when purchasing underlying investments denominated in that currency is not advisable by the adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally

Artio Global Funds ï 2010 Semi-Annual Report	179

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2010, there was one unfunded commitment which amounted to 2,400,973 par and had a market value of $2,135,365.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the

180	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Statement of Assets and Liabilities as cash on deposit with broker. The Funds enter into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure or to enhance income.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with financial futures contracts and synthetic futures contracts due to counterparty credit risk is the unrealized appreciation for financial futures contracts and synthetic futures contracts.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised,

Artio Global Funds ï 2010 Semi-Annual Report	181

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options on portfolio securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. The Funds’ maximum risk of loss from counterparty risk related to non-exchange traded purchased options is the fair value investment. The Funds’ maximum risk of loss related to written non-exchange traded options is minimal as the Funds’ receive the premium when the options are sold. This risk is mitigated by having a master netting arrangement between the funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio,

182	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.”

Artio Global Funds ï 2010 Semi-Annual Report	183

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on April 30, 2010, is $0 for which the Global High Income Fund has posted collateral of $2,960,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the fair value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $243, $2,301,683 and $1,845,685, respectively, for the period ended April 30, 2010 and is included in securities lending income in the Statement of Operations.

As of April 30, 2010, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of
	Securities on Loan	Value of Collateral
International Equity Fund	$918,764,440	$949,815,128
International Equity Fund II	1,004,120,058	1,038,731,123

184	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to a 2% Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

l) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. Total Return Bond Fund and Global High Income Fund declare and pay dividends monthly. International Equity Fund, International Equity Fund II, Global Equity Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

m) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

Management has performed an analysis of each Fund’s tax positions for the open tax years as of October 31, 2009 and has concluded that no provisions for income tax are required. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax

Artio Global Funds ï 2010 Semi-Annual Report	185

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof. The Funds’ income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

3.	Investment Advisory Fee and Other Transactions

Artio Global serves as the Funds’ investment adviser. Artio Global receives advisory fees, based on average net assets, at the following rates:

Global Equity Fund	0.90%
International Equity Fund	0.90% of the first 7.5 billion
0.88% of the next 2.5 billion
0.85% of any in excess of 10 billion
International Equity Fund II	0.90% of the first 7.5 billion
0.88% of the next 2.5 billion
0.85% of any in excess of 10 billion
Total Return Bond Fund	0.35%
Global High Income Fund	0.65%
U.S. Microcap Fund	1.25%
U.S. Smallcap Fund	0.95%
U.S. Midcap Fund	0.80%
U.S. Multicap Fund	0.75%

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Funds’ average daily net assets. This waiver may be terminated at any time by the Funds’ Boards.

The Adviser has contractually agreed to reimburse certain expenses of the Funds listed in the table below, through February 27, 2011, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the “Expense Limit”) as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund’s annual operating expenses to exceed the Expense Limit in place at the time of the reimbursement. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2010 and the Adviser’s potential recoupment as of April 30, 2010.

186	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Total
			Expenses		Expenses	Total
			Eligible for	Expenses	Recouped	Expenses
			Recoupment -	Waived -	or Expired -	Eligible for
	Expense Limitations		Beginning	Current	Current	Recoupment -
	Class A	Class I	of Period	Period	Period	April 30, 2010
Global Equity Fund	1.40%	1.15%	$872,631	$63,854	$—	$936,485
Total Return Bond Fund	0.69%	0.44%	904,797	—	(59,180)	845,617
Global High Income Fund	1.00%	0.75%	441,049	5,453	(37,755)	408,747
U.S. Microcap Fund	1.80%	1.50%	324,603	43,555	—	368,158
U.S. Smallcap Fund	1.50%	1.20%	319,905	26,861	—	346,766
U.S. Midcap Fund	1.35%	1.05%	301,328	42,544	—	343,872
U.S. Multicap Fund	1.30%	1.00%	306,861	42,794	—	349,655

The expenses eligible for recoupment at April 30, 2010 are set to expire as follows:

		Expire
	Amount	October 31,
Global Equity Fund	$377,251	2010
	255,173	2011
	240,207	2012
	63,854	2013
Total Return Bond Fund	$639,312	2010
	206,305	2011
	—	2012
	—	2013
Global High Income Fund	$232,843	2010
	164,010	2011
	6,441	2012
	5,453	2013
U.S. Microcap Fund	$115,922	2010
	113,400	2011
	95,281	2012
	43,555	2013
U.S. Smallcap Fund	$114,682	2010
	115,741	2011
	89,482	2012
	26,861	2013
U.S. Midcap Fund	$108,233	2010
	105,181	2011
	87,914	2012
	42,544	2013

Artio Global Funds ï 2010 Semi-Annual Report	187

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Expire
	Amount	October 31,
U.S. Multicap Fund	$107,939	2010
	107,874	2011
	91,048	2012
	42,794	2013

The Funds entered into expense offset arrangements as part of their custody agreement with State Street. Under this agreement, the custody fees for the International Equity Fund, International Equity Fund II, and Global High Income Fund were reduced by $138,331, $138,259 and $16,948 respectively, for the period ended April 30, 2010 due to earnings credits on cash balances maintained by the Funds in foreign sub-custodial accounts. These amounts may vary significantly over time, based on the Adviser’s decisions regarding cash positions held in the Funds and current interest rates from market to market.

4.	Distribution and Shareholder Services Plans

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plan each Fund’s Class A shares may compensate certain financial institutions, including the Distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds’ Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Adviser may pay additional marketing and other distribution costs out of its profits.

Quasar Distributors, LLC (“Quasar” or “Distributor”) is the Distributor of the Funds’ shares.

Under their terms, the Funds’ Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

The International Equity Fund is closed to new shareholders (at the account level). As a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial intermediaries for shareholder servicing and/or asset retention.

188	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of April 30, 2010:

				Notional
				Current	Net
Expiration				Fair	Unrealized
Date	Contracts	Description	Position	Value	(Depreciation)
International Equity Fund
06/10	4,886	DJ Stoxx 50 Index	Short	$(178,528,397)	$(832,277)
International Equity Fund II
06/10	4,419	DJ Stoxx 50 Index	Short	$(161,464,795)	$(751,864)

b) Written Options:

The Funds did not invest in written options during the period ended April 30, 2010.

c) Swaps:

The Global High Income Fund had entered into the following swap transactions as of April 30, 2010:

Credit Default Swaps on Credit Indices—Sell Protection (1)

	Fixed-Deal			Original	Current	Upfront		Net Unrealized
	Received	Maturity		Notional	Notional	Premiums	Fair	Appreciation/
Reference Obligation	Rate	Date	Counterparty	Amount	Amount (2)	Received	Value (3)	(Depreciation)
CDX.NA.HY-9 (T)	3.75%	12/20/2012	Credit Suisse	$5,000,000	$4,300,000	$244,237	$112,983	$357,220
CDX.NA.HY-9 (T)	3.75%	12/20/2012	Credit Suisse	2,000,000	1,720,000	141,871	45,193	187,064
CDX.NA.HY-9 (T)	3.75%	12/20/2012	Goldman Sachs	1,000,000	860,000	70,126	22,597	92,723
CDX.HY-10 (T)	5.00%	6/20/2013	Merrill Lynch	5,000,000	4,350,000	111,396	251,140	362,536
CDX.HY-12 (T)	5.00%	6/20/2014	JP Morgan	30,000,000	28,200,000	2,759,538	1,197,672	3,957,210
CDX.HY-12 (T)	5.00%	6/20/2014	UBS AG	27,000,000	25,380,000	3,473,829	1,077,905	4,551,734
CDX.HY-12 (T)	5.00%	6/20/2014	Deutsche Bank	6,650,000	6,251,000	901,954	265,484	1,167,438
CDX.HY-13 (T)	5.00%	12/20/2014	Deutsche Bank	46,910,000	46,440,900	1,803,874	1,356,257	3,160,131
CDX.HY-13 (T)	5.00%	12/20/2014	Goldman Sachs	1,000,000	990,000	6,188	28,903	35,091

				$124,560,000		$9,513,013	$4,358,134	$13,871,147

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection as defined under the terms of that particular swap agreement.

Artio Global Funds ï 2010 Semi-Annual Report	189

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced Index’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

d) Quantitative Disclosure of Derivative Holdings:

A Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Fund’s portfolio. Derivatives may relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. These derivatives are for both hedging and speculative purposes. As of and for the period ended April 30, 2010, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$52,045	$—	$—	$—	$—	$52,045

Total Value		$—	$52,045	$—	$—	$—	$—	$52,045

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$32,840	$—	$—	$—	$—	$32,840

Total Value		$—	$32,840	$—	$—	$—	$—	$32,840

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$10,166	$—	$—	$10,166
Swaps Contracts	Swap contracts	—	—	—	3	—	—	3

190	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$(6,009)	$—	$—	$(6,009)
Forward Contracts	Forward foreign exchange contracts	—	80,696	—	—	—	—	80,696

Total Realized Gain (Loss)		$—	$80,696	$—	$4,160	$—	$—	$84,856

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$(20,265)	$—	$—	$—	$—	$(20,265)

Total Change in Appreciation (Depreciation)		$—	$(20,265)	$—	$—	$—	$—	$(20,265)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	35,041	—	—	35,041
Swaps Contracts	—	—	—	—	—	—	—
Futures Contracts	—	—	—	—	—	—	—
Forward Contracts	—	7,269,938	—	—	—	—	7,269,938

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$47,383,916	$—	$—	$—	$—	$47,383,916

Total Value		$—	$47,383,916	$—	$—	$—	$—	$47,383,916

Artio Global Funds ï 2010 Semi-Annual Report	191

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$18,794,360	$—	$—	$—	$—	$18,794,360
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the “Financial futures contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	—	—	—	832,277	—	—	832,277

Total Value		$—	$18,794,360	$—	$832,277	$—	$—	$19,626,637

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$2,182,953	$—	$—	$2,182,953
Swaps Contracts	Swap contracts	—	—	—	15,836	—	—	15,836
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	3,854,170	—	—	3,854,170
Forward Contracts	Forward foreign exchange contracts	—	66,407,470	—	—	—	—	66,407,470

Total Realized Gain (Loss)		$—	$66,407,470	$—	$6,052,959	$—	$—	$72,460,429

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$93,799	$—	$—	$93,799
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	(832,277)	—	—	(832,277)

192	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$23,431,704	$—	$—	$—	$—	$23,431,704

Total Change in Appreciation (Depreciation)		$—	$23,431,704	$—	$(738,478)	$—	$—	$22,693,226

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	4,657,109	—	—	4,657,109
Swaps Contracts	—	—	—	—	—	—	—
Futures Contracts - Long	—	—	—	46,495,844	—	—	46,495,844
Futures Contracts - Short	—	—	—	(29,754,733)	—	—	(29,754,733)
Forward Contracts	—	2,200,930,439	—	—	—	—	2,200,930,439

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$42,095,445	$—	$—	$—	$—	$42,095,445

Total Value		$—	$42,095,445	$—	$—	$—	$—	$42,095,445

Liability Derivatives

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$18,649,912	$—	$—	$—	$—	18,649,912

Artio Global Funds ï 2010 Semi-Annual Report	193

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the “Financial futures contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	$—	$—	$—	$751,864	$—	$—	$751,864

Total Value		$—	$18,649,912	$—	$751,864	$—	$—	$19,401,776

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$2,005,391	$—	$—	$2,005,391
Swaps Contracts	Swap contracts	—	—	—	196	—	—	196
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	4,716,804	—	—	4,716,804
Forward Contracts	Forward foreign exchange contracts	—	71,749,089	—	—	—	—	71,749,089

Total Realized Gain (Loss)		$—	$71,749,089	$—	$6,722,391	$—	$—	$78,471,480

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$(751,864)	$—	$—	$(751,864)
Forward Contracts	Forward foreign exchange contracts	—	12,613,932	—	—	—	—	12,613,932

Total Change in Appreciation (Depreciation)		$—	$12,613,932	$—	$(751,864)	$—	$—	$11,862,068

194	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	3,600,734	—	—	3,600,734
Swaps Contracts	—	—	—	—	—	—	—
Futures Contracts - Long	—	—	—	43,184,819	—	—	43,184,819
Futures Contracts - Short	—	—	—	(26,910,799)	—	—	(26,910,799)
Forward Contracts	—	2,368,511,886	—	—	—	—	2,368,511,886

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,955,084	$—	$—	$—	$—	$2,955,084

Total Value		$—	$2,955,084	$—	$—	$—	$—	$2,955,084

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$2,520,448	$—	$—	$—	$—	$2,520,448

Total Value		$—	$2,520,448	$—	$—	$—	$—	$2,520,448

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$(178,158)	$—	$—	$—	$—	$—	$(178,158)
Forward Contracts	Forward foreign exchange contracts	—	8,861,005	—	—	—	—	8,861,005

Total Realized Gain (Loss)		$(178,158)	$8,861,005	$—	$—	$—	$—	$8,682,847

Artio Global Funds ï 2010 Semi-Annual Report	195

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$192,209	$—	$—	$—	$—	$—	$192,209
Forward Contracts	Forward foreign exchange contracts	—	(6,242,514)	—	—	—	—	(6,242,514)

Total Change in Appreciation (Depreciation)		$192,209	$(6,242,514)	$—	$—	$—	$—	$(6,050,305)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	—	—	—	—	—	—	—
Forward Contracts	—	361,847,688	—	—	—	—	361,847,688

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$4,358,134	$—	$—	$—	$4,358,134
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	10,174,838	—	—	—	—	10,174,838

Total Value		$—	$10,174,838	$4,358,134	$—	$—	$—	$14,532,972

196	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$346,335	$—	$—	$—	$—	$346,335

Total Value		$—	$346,335	$—	$—	$—	$—	$346,335

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$561,977	$—	$—	$—	$561,977
Forward Contracts	Forward foreign exchange contracts	—	12,650,139	—	—	—	—	12,650,139

Total Realized Gain (Loss)		$—	$12,650,139	$561,977	$—	$—	$—	$13,212,116

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Warrants	Investments	$—	$—	$—	$1,063,126	$—	$—	$1,063,126
Swaps Contracts	Swap contracts	—	—	9,541,541	—	—	—	9,541,541
Forward Contracts	Forward foreign exchange contracts	—	13,103,825	—	—	—	—	13,103,825

Total Change in Appreciation (Depreciation)		$—	$13,103,825	$9,541,541	$1,063,126	$—	$—	$23,708,492

Number of Contracts, Notional Amounts, Fair Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Warrants	—	—	—	12,935	—	—	12,935
Swaps Contracts	—	—	113,203,842	—	—	—	113,203,842
Forward Contracts	—	368,976,112	—	—	—	—	368,976,112

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Artio Global Funds ï 2010 Semi-Annual Report	197

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, during the period ended April 30, 2010 were as follows:

	Cost of	Proceeds
	Purchases	From Sales
Global Equity Fund	$72,563,400	$65,667,637
International Equity Fund	5,150,663,073	5,842,362,464
International Equity Fund II	5,619,417,390	5,505,881,182
Total Return Bond Fund	1,384,414,160	1,306,600,220
Global High Income Fund	1,756,857,758	587,619,203
U.S. Microcap Fund	7,992,461	3,508,627
U.S. Smallcap Fund	45,169,485	12,089,205
U.S. Midcap Fund	4,060,958	3,988,326
U.S. Multicap Fund	4,971,029	2,753,698

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2010 were $619,301,956 and $729,664,117 for the Total Return Bond Fund.

At April 30, 2010, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$77,349,911	$9,092,744	$(2,040,395)	$7,052,349
International Equity Fund	10,383,158,969	1,437,653,717	(712,974,823)	724,678,894
International Equity Fund II	9,593,577,097	899,321,116	(247,611,615)	651,709,501
Total Return Bond Fund	1,629,910,600	65,856,278	(2,555,357)	63,300,921
Global High Income Fund	2,771,082,909	211,189,670	(12,449,899)	198,739,771
U.S. Microcap Fund	11,754,932	2,550,920	(226,119)	2,324,801
U.S. Smallcap Fund	50,613,254	5,737,138	(391,885)	5,345,253
U.S. Midcap Fund	5,114,867	981,171	(40,738)	940,433
U.S. Multicap Fund	7,154,906	1,353,437	(97,135)	1,256,302

7.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A

198	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

summary of Funds’ investments in securities of these issuers for the period ended April 30, 2010, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	April 30, 2010	(Cost)	(Proceeds)	Income	April 30, 2010
International Equity Fund
Alfa Cement	656,887	$15,204,986	$—	$—	$47,946,146
Bank of Georgia Sponsored GDR	2,466,387	—	—	—	29,726,129
Cemacon SA	14,619,597	—	—	—	673,150
Chelindbank OJSC	53,536,950	—	—	—	6,156,749
Chimimport AD	10,693,367	—	—	—	18,543,747
Chimimport AD Preferred	6,416,021	—	—	—	11,728,140
Clear Media	30,866,602	—	—	—	20,688,940
Davento PLC GDR	5,006,914	—	—	—	4,127,613
Dragon-Ukrainian Properties & Development	11,770,906	—	—	—	17,431,586
DZI Insurance	354,861	—	—	—	21,710,676
Impact Developer & Contractor	16,912,495	—	—	—	4,056,995
LEV INS	2,276,550	—	—	—	2,863,001
Marseille-Kliniken AG	688,772	—	216,981	—	4,565,496
NAXS Nordic Access Buyout Fund	1,485,000	—	—	—	6,538,001
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	16,604,369
Siderurgica Venezolana Sivensa	2,847,910	—	—	5,168,996	5,036,665
Sparki Eltos Lovetch	1,425,011	—	—	—	1,724,292
Tigar ad Pirot	123,132	—	—	—	1,358,789
Toza Markovic ad Kikinda	78,160	—	—	—	2,873,298
Ukrinbank	1,153,346,022	—	—	—	1,455,694
Zambeef Products	9,363,990	—	—	—	7,893,775

					$233,703,251

8.	Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Trust may issue an unlimited number of shares of

Artio Global Funds ï 2010 Semi-Annual Report	199

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Funds were as follows:

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
Global Equity Fund
Class A
Sold	34,181	$1,208,181	156,177	$4,260,109
Issued as reinvestment of dividends	12,289	427,401	1,750	45,354
Redeemed	(70,690)	(2,466,291)	(203,337)	(5,616,212)

Net increase (decrease)	(24,220)	$(830,709)	(45,410)	$(1,310,749)

Class I
Sold	418,423	$14,746,537	752,616	$21,461,260
Issued as reinvestment of dividends	38,714	1,354,987	14,786	385,162
Redeemed	(131,431)	(4,623,259)	(966,746)	(29,225,075)

Net increase (decrease)	325,706	$11,478,265	(199,344)	$(7,378,653)

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
International Equity Fund
Class A
Sold	5,936,593	$166,288,433	17,174,521	$404,301,509
Issued as reinvestment of dividends	10,959,642	304,130,078	3,490,630	82,972,280
Redeemed	(24,922,174)	(697,844,725)	(65,445,343)	(1,536,672,807)

Net increase (decrease)	(8,025,939)	$(227,426,214)	(44,780,192)	$(1,049,399,018)

Class I
Sold	13,264,366	$379,822,133	38,410,073	$932,167,894
Issued as reinvestment of dividends	14,348,483	407,783,876	5,082,713	123,510,037
Redeemed	(31,017,318)	(888,881,393)	(96,435,823)	(2,336,722,790)

Net increase (decrease)	(3,404,469)	$(101,275,384)	(52,943,037)	$(1,281,044,859)

200	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
International Equity Fund II
Class A
Sold	31,340,795	$368,218,228	135,355,324	$1,339,361,355
Issued as reinvestment of dividends	8,474,993	99,920,171	5,260,275	51,235,076
Redeemed	(35,246,968)	(411,915,399)	(84,879,674)	(796,724,175)

Net increase (decrease)	4,568,820	$56,223,000	55,735,925	$593,872,256

Class I
Sold	96,170,654	$1,138,608,303	307,506,805	$2,951,347,838
Issued as reinvestment of dividends	18,027,662	213,808,074	12,721,347	124,414,774
Redeemed	(106,591,230)	(1,262,207,118)	(233,823,492)	(2,299,984,847)

Net increase (decrease)	7,607,086	$90,209,259	86,404,660	$775,777,765

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
Total Return Bond Fund
Class A
Sold	4,615,483	$62,732,195	11,596,714	$147,840,856
Issued as reinvestment of dividends	388,297	5,282,017	1,387,891	17,725,866
Redeemed	(7,127,398)	(96,868,921)	(13,285,104)	(168,566,731)

Net increase (decrease)	(2,123,618)	$(28,854,709)	(300,499)	$(3,000,009)

Class I
Sold	17,586,229	$238,103,128	41,724,285	$530,039,756
Issued as reinvestment of dividends	1,310,169	17,720,179	3,086,244	39,412,940
Redeemed	(10,392,344)	(140,840,322)	(31,848,476)	(405,092,093)

Net increase (decrease)	8,504,054	$114,982,985	12,962,053	$164,360,603

Artio Global Funds ï 2010 Semi-Annual Report	201

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
Global High Income Fund
Class A
Sold	56,521,444	$601,744,026	75,714,992	$679,159,672
Issued as reinvestment of dividends	2,840,721	30,277,053	3,415,802	29,332,975
Redeemed	(25,158,788)	(267,536,395)	(26,751,066)	(233,104,717)

Net increase (decrease)	34,203,377	$364,484,684	52,379,728	$475,387,930

Class I
Sold	93,404,861	$957,546,131	91,490,942	$787,876,363
Issued as reinvestment of dividends	4,315,988	44,272,857	4,382,093	36,506,876
Redeemed	(17,410,117)	(178,762,512)	(29,858,820)	(260,336,225)

Net increase (decrease)	80,310,732	$823,056,476	66,014,215	$564,047,014

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
U.S. Microcap Fund
Class A
Sold	306,830	$3,048,588	174,735	$1,295,639
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(84,603)	(711,385)	(89,172)	(586,054)

Net increase (decrease)	222,227	$2,337,203	85,563	$709,585

Class I
Sold	292,063	$2,620,908	56,906	$392,317
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(18,308)	(163,584)	(30,237)	(164,113)

Net increase (decrease)	273,755	$2,457,324	26,669	$228,204

202	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
U.S. Smallcap Fund
Class A
Sold	2,714,320	$27,018,970	1,001,008	$8,479,268
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(387,185)	(3,660,315)	(104,826)	(743,583)

Net increase (decrease)	2,327,135	$23,358,655	896,182	$7,735,685

Class I
Sold	1,170,195	$11,840,150	53,068	$427,454
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(34,362)	(327,192)	(30,426)	(170,096)

Net increase (decrease)	1,135,833	$11,512,958	22,642	$257,358

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
U.S. Midcap Fund
Class A
Sold	5,439	$49,255	14,082	$103,437
Issued as reinvestment of dividends	21	186	—	—
Redeemed	(5,020)	(46,274)	(22,085)	(139,466)

Net increase (decrease)	440	$3,167	(8,003)	$(36,029)

Class I
Sold	15,102	$136,812	10,014	$60,785
Issued as reinvestment of dividends	87	783	—	—
Redeemed	(10,761)	(96,039)	(31,523)	(190,574)

Net increase (decrease)	4,428	$41,556	(21,509)	$(129,789)

Artio Global Funds ï 2010 Semi-Annual Report	203

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009

	Shares	Amount	Shares	Amount
U.S. Multicap Fund
Class A
Sold	5,660	$54,829	20,239	$118,712
Issued as reinvestment of dividends	55	508	—	—
Redeemed	(6,131)	(57,193)	(16,744)	(126,590)

Net increase (decrease)	(416)	$(1,856)	3,495	$(7,878)

Class I
Sold	248,260	$2,348,060	10,557	$72,052
Issued as reinvestment of dividends	88	817	96	576
Redeemed	(7,136)	(64,013)	(49,887)	(307,842)

Net increase (decrease)	241,212	$2,284,864	(39,234)	$(235,214)

Through seed capital contributions by Julius Baer Group, an affiliate of the Adviser, ownership of beneficial shares outstanding at April 30, 2010 were:

Fund	% Ownership
U.S. Microcap Fund - Class A shares	44.18%
U.S. Microcap Fund - Class I shares	44.66%
U.S. Smallcap Fund - Class A shares	9.03%
U.S. Smallcap Fund - Class I shares	21.47%
U.S. Midcap Fund - Class A shares	91.65%
U.S. Midcap Fund - Class I shares	89.29%
U.S. Multicap Fund - Class A shares	93.52%
U.S. Multicap Fund - Class I shares	52.18%

9.	Line of Credit

On September 29, 2009, Artio Global Equity Fund Inc. and Artio Global Investment Funds (the “Borrowers”) entered into a new Credit Agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”). The Agreement provides for a $250,000,000 (the “Facility Amount”) revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. On December 1, 2009, the Agreement was amended to increase the sublimit that the Artio Global High Income Fund may

204	Artio Global Funds ï 2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

draw from $40,000,000 to $100,000,000. The Funds may draw up to their stated sublimit (subject to certain other limitations therein):

Sublimit
Amount
Global Equity Fund	$10,000,000
International Equity Fund	200,000,000
International Equity Fund II	200,000,000
Total Return Bond Fund	100,000,000
Global High Income Fund	100,000,000
U.S. Microcap Fund	5,000,000
U.S. Smallcap Fund	5,000,000
U.S. Midcap Fund	5,000,000
U.S. Multicap Fund	5,000,000

Under the Agreement, the average daily outstanding daily balance utilized by the Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund and the U.S. Midcap Fund during the period ended April 30, 2010 was $158,655, $15,936,501, $4,311,867, $8,016, $2,972 and $331, respectively, at an average weighted interest rate of 1.46%, 1.46%, 1.45%, 1.43%, 1.42% and 1.50%, respectively. The Total Return Bond Fund, Global High Income Fund and the U.S. Multicap Fund did not utilize the Agreement during the period ended April 30, 2010.

On April 26, 2010, the Agreement was amended to remove the Global High Income Fund and the Global High Income Fund entered into a separate Credit Agreement (the “Global High Income Fund Credit Agreement”) with the Bank. The Global High Income Fund Credit Agreement provides for a $100,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Principal on each outstanding loan made under the Agreement shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day plus 1.25% and (b) the Overnight LIBOR Rate as in effect on that day plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.15% per annum on the daily unused portion of the Facility Amount. The Global High Income Fund did not utilize the Global High Income Fund Credit Agreement during the period ended April 30, 2010.

10.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value

Artio Global Funds ï 2010 Semi-Annual Report	205

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Level 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.

11.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to April 30, 2010 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

206	Artio Global Funds ï 2010 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on April 21, 2010, the Board of Trustees of the Artio Global Investment Funds and the Board of Directors of the Artio Global Equity Fund Inc. (each a “Board” and collectively the “Boards”) approved the Investment Advisory Agreements (each an “Agreement” and collectively the “Agreements”) with the adviser for each of the International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund (each a “Fund” and collectively the “Funds”).

In determining whether to approve the Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the Investment Company Act of 1940, as amended, (the “Independent Board Members”), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board’s fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund’s advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser’s complete Form ADV; (4) the Adviser’s Financial Statements for December 31, 2009; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser’s financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; and (xiii) the extent to which economies of scale are relevant to the Funds.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 21, 2010 meeting of the Boards. The Boards discussed the written materials and the Adviser’s presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or controlling, but gave significant weight to the relative investment performance of each Fund along with consideration of the other relevant factors.

Artio Global Funds ï 2010 Semi-Annual Report	207

INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the advisory fees for each Fund are reasonable; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable; the performance of the Funds is reasonable in comparison with each Fund’s respective benchmark indices and other mutual funds in its respective peer group; the profitability of the Adviser for advisory services, based on the advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

Based upon the Boards’ deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

208	Artio Global Funds ï 2010 Semi-Annual Report

ADDITIONAL INFORMATION PAGE (Unaudited)

1. Proxy Voting Policies

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (1) on the Fund’s website www.artiofunds.com and (2) on the SEC’s Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2. Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov or on the Funds’ website at www.artiofunds.com.

A Fund’s forms N-Q may be reviewed and copied at the Commissions’s Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Artio Global Funds ï 2010 Semi-Annual Report	209

ARTIO GLOBAL FUNDS
330 Madison Avenue
New York, New York 10017
This report is sent to shareholders of the Artio Global Equity Fund Inc. and the Artio Global Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.
www.artiofunds.com

Item 2. Code of Ethics.
     Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this filing.
Item 6. Schedule of Investments
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to this registrant.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
     Not applicable to this registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to this registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1)	Not applicable.
(2)	Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable
(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Equity Fund Inc.

By:	/s/ Anthony Williams Anthony Williams
President

Date:	June 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams Anthony Williams
President

Date:	June 30, 2010

By:	/s/ Timothy J. Clemens

Timothy J. Clemens
Chief Financial Officer

Date:	June 30, 2010